UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.703% 9/26/33 ●	191,959	$206,804
Fannie Mae REMIC Trust
Series 2002-W11 AV1 2.212%
(LIBOR01M + 0.34%, Floor 0.17%)
11/25/32 ●	807	790
Total Agency Asset-Backed Securities
(cost $191,926)		207,594

Agency Collateralized Mortgage
Obligations – 9.17%
Fannie Mae Connecticut Avenue
Securities
Series 2017-C04 2M2 4.722%
(LIBOR01M + 2.85%) 11/25/29 ●	5,050,000	5,258,602
Series 2018-C01 1M2 4.122%
(LIBOR01M + 2.25%, Floor 2.25%)
7/25/30 ●	1,690,000	1,711,780
Series 2018-C02 2M2 4.072%
(LIBOR01M + 2.20%, Floor 2.20%)
8/25/30 ●	1,530,000	1,538,273
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	349	379
Series 2002-T4 A3 7.50% 12/25/41	6,798	7,523
Series 2004-T1 1A2 6.50% 1/25/44	5,996	6,723
Fannie Mae Interest Strip
Series 418 C12 3.00% 8/25/33 Σ	5,888,146	776,778
Series 419 C3 3.00% 11/25/43 Σ	988,733	197,257
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42 ●	14,897	16,189
Series 2004-W11 1A2 6.50% 5/25/44	25,550	28,538
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	20,523	22,767
Series 2001-50 BA 7.00% 10/25/41	31,976	35,652
Series 2002-90 A1 6.50% 6/25/42	5,893	6,653
Series 2002-90 A2 6.50% 11/25/42	17,086	19,082
Series 2003-38 MP 5.50% 5/25/23	206,841	217,772
Series 2005-70 PA 5.50% 8/25/35	122,621	134,780
Series 2005-110 MB 5.50% 9/25/35	32,019	32,967
Series 2008-15 SB 4.729% (6.60%
minus LIBOR01M, Cap 6.60%)
8/25/36 Σ●	264,767	46,204
Series 2009-11 MP 7.00% 3/25/49	37,389	42,265
Series 2009-94 AC 5.00% 11/25/39	530,421	572,834
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,755,620
Series 2010-43 HJ 5.50% 5/25/40	192,274	211,068
Series 2010-96 DC 4.00% 9/25/25	1,229,654	1,303,151
Series 2010-116 Z 4.00% 10/25/40	33,672	34,961
Series 2010-129 SM
4.129% (6.00% minus LIBOR03M,
Cap 6.00%) 11/25/40 Σ●	2,008,641	279,398
Series 2011-101 EI 3.50% 10/25/26 Σ	2,207,761	212,708
Series 2011-134 PA 4.00% 9/25/40	108,415	110,228
Series 2012-98 DI 3.50% 9/25/27 Σ	3,352,072	343,530
Series 2012-98 IY 3.00% 9/25/27 Σ	1,519,661	141,646
Series 2012-98 KI 3.50% 7/25/27 Σ	6,440,123	633,143
Series 2012-98 MI 3.00% 8/25/31 Σ	2,731,460	311,894
Series 2012-99 AI 3.50% 5/25/39 Σ	1,099,676	120,614
Series 2012-115 MI 3.50% 3/25/42 Σ	610,871	75,430
Series 2012-120 WI 3.00% 11/25/27 Σ	2,590,495	254,416
Series 2012-122 SD
4.229% (6.10% minus LIBOR01M,
Cap 6.10%) 11/25/42 Σ●	3,086,788	565,134
Series 2012-125 MI 3.50% 11/25/42 Σ	54,537	11,799
Series 2012-128 IC 3.00% 11/25/32 Σ	5,056,572	669,655
Series 2012-132 AI 3.00% 12/25/27 Σ	3,611,429	336,123
Series 2012-137 AI 3.00% 12/25/27 Σ	1,242,565	114,767
Series 2012-139 NS 4.829% (6.70%
minus LIBOR01M, Cap 6.70%)
12/25/42 Σ●	5,970,627	1,361,802
Series 2012-144 EI 3.00% 1/25/28 Σ	1,692,077	148,373
Series 2012-144 PI 3.50% 6/25/42 Σ	973,068	131,807
Series 2012-146 IO 3.50% 1/25/43 Σ	4,444,384	887,728
Series 2012-147 EI 3.00% 1/25/28 Σ	9,526,124	839,681
Series 2012-149 IC 3.50% 1/25/28 Σ	3,332,881	356,781
Series 2013-1 YI 3.00% 2/25/33 Σ	4,029,068	546,450
Series 2013-2 CS 4.279% (6.15%
minus LIBOR03M, Cap 6.15%)
2/25/43 Σ●	3,236,670	588,799
Series 2013-6 ZJ 3.00% 2/25/43	57,902	53,351
Series 2013-7 EI 3.00% 10/25/40 Σ	1,640,282	222,451
Series 2013-20 IH 3.00% 3/25/33 Σ	90,479	12,961
Series 2013-23 IL 3.00% 3/25/33 Σ	75,753	10,721
Series 2013-26 ID 3.00% 4/25/33 Σ	2,025,826	290,192
Series 2013-28 YB 3.00% 4/25/43	52,000	49,014
Series 2013-31 MI 3.00% 4/25/33 Σ	671,644	96,793
Series 2013-31 NT 3.00% 4/25/43	47,625	47,029
Series 2013-35 IB 3.00% 4/25/33 Σ	2,937,535	389,774
Series 2013-35 IG 3.00% 4/25/28 Σ	2,182,507	203,740
Series 2013-38 AI 3.00% 4/25/33 Σ	1,964,940	260,407
Series 2013-41 HI 3.00% 2/25/33 Σ	3,401,107	382,699
Series 2013-43 IX 4.00% 5/25/43 Σ	8,679,897	2,102,859
Series 2013-44 DI 3.00% 5/25/33 Σ	5,968,126	859,920
Series 2013-44 Z 3.00% 5/25/43	69,960	65,186
Series 2013-45 PI 3.00% 5/25/33 Σ	342,619	49,030
Series 2013-55 AI 3.00% 6/25/33 Σ	3,516,270	510,728
Series 2013-59 PY 2.50% 6/25/43	290,000	266,660
Series 2013-62 PY 2.50% 6/25/43	23,000	20,379

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2013-69 IJ 3.00% 7/25/33 Σ	784,519	$111,061
Series 2013-92 SA 4.079% (5.95%
minus LIBOR03M, Cap 5.95%)
9/25/43 Σ●	5,031,091	971,227
Series 2013-101 HS 4.629% (6.50%
minus LIBOR03M, Cap 6.50%)
10/25/43 Σ●	1,589,603	354,313
Series 2013-103 SK 4.049% (5.92%
minus LIBOR03M, Cap 5.92%)
10/25/43 Σ●	4,247,103	883,675
Series 2014-36 ZE 3.00% 6/25/44	1,784,645	1,634,341
Series 2014-68 BS
4.279% (6.15% minus LIBOR03M,
Cap 6.15%) 11/25/44 Σ●	2,864,038	547,609
Series 2014-72 KZ 3.00% 11/25/44	21,048	18,786
Series 2014-77 AI 3.00% 10/25/40 Σ	56,301	7,145
Series 2014-90 SA
4.279% (6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	15,868,751	2,957,499
Series 2015-27 SA 4.579% (6.45%
minus LIBOR01M, Cap 6.45%)
5/25/45 Σ●	1,082,267	219,118
Series 2015-40 GZ 3.50% 5/25/45	1,085,321	1,073,749
Series 2015-43 PZ 3.50% 6/25/45	1,082,009	1,064,226
Series 2015-44 AI 3.50% 1/25/34 Σ	66,012	10,395
Series 2015-44 Z 3.00% 9/25/43	3,515,840	3,377,396
Series 2015-45 AI 3.00% 1/25/33 Σ	69,920	7,992
Series 2015-56 MI 3.50% 10/25/41 Σ	1,177,135	185,960
Series 2015-57 LI 3.50% 8/25/35 Σ	4,338,136	695,834
Series 2015-59 CI 3.50% 8/25/30 Σ	1,700,283	166,285
Series 2015-89 AZ 3.50% 12/25/45	348,274	339,051
Series 2015-90 AZ 3.00% 6/25/41	34,317	31,587
Series 2015-95 SH 4.129% (6.00%
minus LIBOR01M, Cap 6.00%)
1/25/46 Σ●	2,719,562	538,358
Series 2016-6 AI 3.50% 4/25/34 Σ	2,612,169	332,732
Series 2016-23 AI 3.50% 2/25/41 Σ	1,093,718	164,229
Series 2016-30 CI 3.00% 5/25/36 Σ	1,944,513	275,908
Series 2016-33 DI 3.50% 6/25/36 Σ	4,937,581	742,596
Series 2016-36 SB 4.129% (6.00%
minus LIBOR03M, Cap 6.00%)
3/25/43 Σ●	1,703,250	235,233
Series 2016-40 IO 3.50% 7/25/36 Σ	687,204	112,941
Series 2016-40 ZC 3.00% 7/25/46	857,820	788,083
Series 2016-50 IB 3.00% 2/25/46 Σ	292,905	45,568
Series 2016-51 LI 3.00% 8/25/46 Σ	6,584,069	1,039,106
Series 2016-55 SK 4.129% (6.00%
minus LIBOR01M, Cap 6.00%)
8/25/46 Σ●	2,257,321	458,595
Series 2016-60 LI 3.00% 9/25/46 Σ	3,000,441	461,405
Series 2016-62 IC 3.00% 3/25/43 Σ	8,941,291	1,044,180
Series 2016-62 SA 4.129% (6.00%
minus LIBOR03M, Cap 6.00%)
9/25/46 Σ●	4,528,472	949,868
Series 2016-64 CI 3.50% 7/25/43 Σ	2,549,290	345,556
Series 2016-71 PI 3.00% 10/25/46 Σ	1,690,853	257,893
Series 2016-74 GS 4.129% (6.00%
minus LIBOR01M, Cap 6.00%)
10/25/46 Σ●	3,357,642	765,998
Series 2016-79 JS 4.179% (6.05%
minus LIBOR03M, Cap 6.05%)
11/25/46 Σ●	6,455,567	1,365,647
Series 2016-85 SA 4.129% (6.00%
minus LIBOR03M, Cap 6.00%)
11/25/46 Σ●	5,173,447	1,089,640
Series 2016-95 IO 3.00% 12/25/46 Σ	92,144	16,697
Series 2016-99 DI 3.50% 1/25/46 Σ	1,413,397	250,782
Series 2016-105 SA 4.129% (6.00%
minus LIBOR03M, Cap 6.00%)
1/25/47 Σ●	3,277,681	646,861
Series 2017-1 EI 3.50% 9/25/35 Σ	1,110,922	180,288
Series 2017-4 AI 3.50% 5/25/41 Σ	2,645,473	318,105
Series 2017-4 BI 3.50% 5/25/41 Σ	1,532,489	229,394
Series 2017-6 NI 3.50% 3/25/46 Σ	302,780	54,513
Series 2017-8 BZ 3.00% 2/25/47	2,588,936	2,338,732
Series 2017-8 SG 4.129% (6.00%
minus LIBOR03M, Cap 6.00%)
2/25/47 Σ●	4,321,993	868,362
Series 2017-11 EI 3.00% 3/25/42 Σ	4,240,209	655,629
Series 2017-12 JI 3.50% 5/25/40 Σ	1,320,197	194,624
Series 2017-16 SM 4.179% (6.05%
minus LIBOR01M, Cap 6.05%)
3/25/47 Σ●	5,257,449	1,049,654
Series 2017-16 WI 3.00% 1/25/45 Σ	934,256	142,346
Series 2017-16 YT 3.00% 7/25/46	682,000	670,074
Series 2017-21 ZD 3.50% 4/25/47	978,611	954,854
Series 2017-24 AI 3.00% 8/25/46 Σ	1,625,991	266,678
Series 2017-25 BL 3.00% 4/25/47	389,000	368,513
Series 2017-25 GS 4.829% (6.70%
minus LIBOR01M, Cap 6.70%)
4/25/47 Σ●	4,867,378	762,288
Series 2017-26 VZ 3.00% 4/25/47	2,254,550	2,049,115
Series 2017-39 CY 3.50% 5/25/47	2,227,000	2,214,819
Series 2017-40 GZ 3.50% 5/25/47	834,305	823,839
Series 2017-45 JZ 3.00% 6/25/47	290,155	254,545
Series 2017-45 ZK 3.50% 6/25/47	622,879	594,754
Series 2017-46 VG 3.50% 4/25/38	494,000	491,999

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2017-61 SB 4.279% (6.15%
minus LIBOR03M, Cap 6.15%)
8/25/47 Σ●	7,234,263	$1,492,092
Series 2017-69 SG 4.279% (6.15%
minus LIBOR01M, Cap 6.15%)
9/25/47 Σ●	3,648,896	745,353
Series 2017-77 HZ 3.50% 10/25/47	1,192,660	1,191,424
Series 2017-88 EI 3.00% 11/25/47 Σ	3,017,917	576,630
Series 2017-94 CZ 3.50% 11/25/47	747,811	734,960
Series 2017-96 EZ 3.50% 12/25/47	1,323,327	1,305,505
Series 2017-99 IE 3.00% 12/25/47 Σ	2,348,840	476,243
Series 2018-8 MU 3.00% 2/25/48	2,170,000	2,043,549
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	14,568	15,881
Series 2326 ZQ 6.50% 6/15/31	15,211	17,243
Series 3123 HT 5.00% 3/15/26	25,053	26,323
Series 3290 PE 5.50% 3/15/37	22,856	25,706
Series 3656 PM 5.00% 4/15/40	1,651,630	1,777,624
Series 3662 ZB 5.50% 8/15/36	49,787	54,825
Series 3939 EI 3.00% 3/15/26 Σ	920,058	61,426
Series 4030 IL 3.50% 4/15/27 Σ	34,867	3,464
Series 4050 EI 4.00% 2/15/39 Σ	2,658,008	281,754
Series 4065 DE 3.00% 6/15/32	350,000	343,435
Series 4097 VY 1.50% 8/15/42	50,000	42,211
Series 4101 WI 3.50% 8/15/32 Σ	1,435,592	240,653
Series 4102 KG 2.50% 9/15/42	12,000	10,064
Series 4109 AI 3.00% 7/15/31 Σ	5,216,884	579,842
Series 4120 IK 3.00% 10/15/32 Σ	4,472,295	648,553
Series 4122 LI 3.00% 10/15/27 Σ	49,074	4,867
Series 4123 DI 3.00% 10/15/27 Σ	7,883,537	686,233
Series 4135 AI 3.50% 11/15/42 Σ	2,562,490	537,204
Series 4139 IP 3.50% 4/15/42 Σ	964,790	127,028
Series 4142 HA 2.50% 12/15/32	43,644	42,917
Series 4142 IO 3.00% 12/15/27 Σ	1,773,736	163,595
Series 4146 AI 3.00% 12/15/27 Σ	2,066,797	182,768
Series 4146 IA 3.50% 12/15/32 Σ	2,283,627	361,270
Series 4150 PQ 2.50% 1/15/43	7,728	7,037
Series 4150 UI 3.50% 8/15/32 Σ	4,244,771	472,755
Series 4153 IB 2.50% 1/15/28 Σ	1,260,391	109,387
Series 4156 AI 3.00% 10/15/31 Σ	1,235,041	140,259
Series 4159 KS 4.373% (6.15% minus
LIBOR03M, Cap 6.15%) 1/15/43 Σ●	2,096,553	423,034
Series 4161 IM 3.50% 2/15/43 Σ	893,994	204,350
Series 4161 UI 2.50% 2/15/28 Σ	1,450,066	110,446
Series 4171 MN 3.00% 2/15/43	27,000	25,793
Series 4171 Z 3.00% 2/15/43	19,190	17,911
Series 4180 ZB 3.00% 3/15/43	10,026	9,724
Series 4181 DI 2.50% 3/15/33 Σ	1,403,259	176,330
Series 4184 GS 4.343% (6.12% minus
LIBOR03M, Cap 6.12%) 3/15/43 Σ●	2,333,793	469,643
Series 4185 LI 3.00% 3/15/33 Σ	1,565,582	230,319
Series 4186 IB 3.00% 3/15/33 Σ	2,406,322	317,238
Series 4188 JI 3.00% 4/15/33 Σ	3,373,794	399,033
Series 4191 CI 3.00% 4/15/33 Σ	618,781	88,848
Series 4210 Z 3.00% 5/15/43	43,011	39,737
Series 4216 KI 3.50% 6/15/28 Σ	3,229,312	332,502
Series 4217 HI 2.50% 6/15/28 Σ	100,371	9,075
Series 4226 GZ 3.00% 7/15/43	109,257	101,674
Series 4251 KI 2.50% 4/15/28 Σ	67,536	4,281
Series 4278 HI 4.00% 12/15/28 Σ	166,075	17,470
Series 4342 CI 3.00% 11/15/33 Σ	826,414	102,985
Series 4391 GZ 2.50% 12/15/40	32,740	30,513
Series 4433 DI 3.00% 8/15/32 Σ	52,606	5,265
Series 4435 DY 3.00% 2/15/35	2,810,000	2,764,429
Series 4448 TS 1.678% 5/15/40 Σ●	8,891,693	646,643
Series 4449 PI 4.00% 11/15/43 Σ	73,292	14,036
Series 4453 DI 3.50% 11/15/33 Σ	1,014,463	138,555
Series 4457 KZ 3.00% 4/15/45	2,201,199	2,037,559
Series 4464 DA 2.50% 1/15/43	1,268,249	1,162,332
Series 4494 SA 4.403% (6.18% minus
LIBOR01M, Cap 6.18%) 7/15/45 Σ●	670,393	130,689
Series 4504 IO 3.50% 5/15/42 Σ	1,217,266	142,216
Series 4527 CI 3.50% 2/15/44 Σ	3,377,786	595,266
Series 4543 HI 3.00% 4/15/44 Σ	1,319,028	210,860
Series 4574 AI 3.00% 4/15/31 Σ	2,822,321	359,169
Series 4581 LI 3.00% 5/15/36 Σ	1,167,774	163,942
Series 4592 WT 5.50% 6/15/46	4,041,944	4,433,122
Series 4594 SG 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 6/15/46 Σ●	6,570,389	1,463,316
Series 4601 IN 3.50% 7/15/46 Σ	12,828,646	2,743,570
Series 4609 QZ 3.00% 8/15/46	953,163	847,298
Series 4610 IB 3.00% 6/15/41 Σ	7,935,726	997,684
Series 4614 HB 2.50% 9/15/46	1,330,000	1,192,598
Series 4618 SA 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 9/15/46 Σ●	1,746,795	403,339
Series 4623 LZ 2.50% 10/15/46	1,165,515	979,770
Series 4623 MS 4.223% (6.00% minus
LIBOR01M, Cap 6.00%) 10/15/46 Σ●	3,752,565	852,892
Series 4623 MW 2.50% 10/15/46	1,330,000	1,201,137
Series 4625 BI 3.50% 6/15/46 Σ	4,736,218	979,444
Series 4625 PZ 3.00% 6/15/46	682,358	625,417
Series 4627 PI 3.50% 5/15/44 Σ	4,483,536	648,617
Series 4631 GS 4.223% (6.00% minus
LIBOR01M, Cap 6.00%) 11/15/46 Σ●	4,858,774	889,144
Series 4631 LJ 3.00% 3/15/41	412,000	399,052
Series 4636 NZ 3.00% 12/15/46	1,529,215	1,392,728
Series 4644 GI 3.50% 5/15/40 Σ	1,940,869	274,129
Series 4648 MZ 3.00% 6/15/46	295,139	272,904
Series 4648 ND 3.00% 9/15/46	221,000	206,044

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
Freddie Mac REMICs
Series 4648 SA 4.223% (6.00% minus
LIBOR01M, Cap 6.00%) 1/15/47 Σ●	3,698,074	$775,517
Series 4650 JE 3.00% 7/15/46	273,000	261,746
Series 4655 WI 3.50% 8/15/43 Σ	1,505,094	268,252
Series 4656 HI 3.50% 5/15/42 Σ	75,795	11,537
Series 4657 JZ 3.50% 2/15/47	329,232	321,510
Series 4657 NW 3.00% 4/15/45	349,000	338,173
Series 4657 PS 4.223% (6.00% minus
LIBOR01M, Cap 6.00%) 2/15/47 Σ●	3,779,260	750,651
Series 4660 GI 3.00% 8/15/43 Σ	1,134,206	200,754
Series 4663 AI 3.00% 3/15/42 Σ	2,671,550	363,529
Series 4663 HZ 3.50% 3/15/47	390,409	384,949
Series 4664 ZC 3.00% 9/15/45	283,364	251,188
Series 4665 NI 3.50% 7/15/41 Σ	8,017,818	1,044,813
Series 4673 WI 3.50% 9/15/43 Σ	1,942,241	287,870
Series 4675 KS 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 4/15/47 Σ●	3,111,994	622,175
Series 4676 KZ 2.50% 7/15/45	828,757	700,168
Series 4681 WI 1.429% 8/15/33 Σ●	9,778,107	697,465
Series 4690 WI 3.50% 12/15/43 Σ	2,578,459	411,664
Series 4693 EI 3.50% 8/15/42 Σ	1,350,675	202,964
Series 4700 WI 3.50% 1/15/44 Σ	2,259,250	368,893
Series 4703 CI 3.50% 7/15/42 Σ	4,035,499	528,068
Freddie Mac Strips
Series 267 S5 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 8/15/42 Σ●	2,842,332	515,747
Series 299 S1 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 1/15/43 Σ●	2,177,364	381,392
Series 304 C38 3.50% 12/15/27 Σ	1,961,834	180,885
Series 319 S2 4.223% (6.00% minus
LIBOR03M, Cap 6.00%) 11/15/43 Σ●	1,101,650	212,257
Series 326 S2 4.173% (5.95% minus
LIBOR03M, Cap 5.95%) 3/15/44 Σ●	2,358,831	401,379
Series 337 S1 4.273% (6.05% minus
LIBOR03M, Cap 6.05%) 9/15/44 Σ●	2,350,705	447,339
Series 350 S5 1.452% 9/15/40 Σ●	4,581,844	264,410
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 4.722%
(LIBOR01M + 2.85%) 4/25/28 ●	978,674	1,014,437
Series 2015-HQA1 M2 4.522%
(LIBOR01M + 2.65%) 3/25/28 ●	581,816	593,658
Series 2015-HQA2 M2 4.672%
(LIBOR01M + 2.80%) 5/25/28 ●	788,868	813,601
Series 2016-DNA1 M2 4.772%
(LIBOR01M + 2.90%) 7/25/28 ●	755,000	774,630
Series 2016-DNA3 M2 3.872%
(LIBOR01M + 2.00%) 12/25/28 ●	640,000	651,685
Risk Debt Notes
Series 2016-DNA4 M2 3.172%
(LIBOR01M + 1.30%, Floor 1.30%)
3/25/29 ●	575,000	581,478
Series 2016-HQA2 M2 4.122%
(LIBOR01M + 2.25%) 11/25/28 ●	739,981	758,339
Series 2017-DNA1 M2 5.122%
(LIBOR01M + 3.25%, Floor 3.25%)
7/25/29●	2,250,000	2,427,922
Series 2017-DNA3 M2 4.372%
(LIBOR01M + 2.50%) 3/25/30 ●	6,530,000	6,693,529
Series 2017-HQA3 M2 4.222%
(LIBOR01M + 2.35%) 4/25/30 ●	4,685,000	4,744,418
Series 2018-DNA1 M2 3.672%
(LIBOR01M + 1.80%) 7/25/30 ●	2,555,000	2,528,759
Series 2018-HQA1 M2 4.154%
(LIBOR01M + 2.30%) 9/25/30 ●	840,000	844,200
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	10,361	11,807
Series T-58 2A 6.50% 9/25/43 ⧫	3,936	4,420
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,389,780
Series 2012-136 MX 2.00% 11/20/42	520,000	452,354
Series 2012-145 PY 2.00% 12/20/42	20,000	17,468
Series 2013-113 AZ 3.00% 8/20/43	4,299,724	4,144,318
Series 2013-113 LY 3.00% 5/20/43	378,000	371,629
Series 2015-64 GZ 2.00% 5/20/45	1,393,719	1,077,245
Series 2015-74 CI 3.00% 10/16/39 Σ	2,605,050	353,838
Series 2015-76 MZ 3.00% 5/20/45	1,091,867	1,050,755
Series 2015-111 IH 3.50% 8/20/45 Σ	4,176,774	572,548
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,650,930
Series 2015-142 AI 4.00% 2/20/44 Σ	783,731	99,643
Series 2015-157 HZ 3.00% 10/20/45	58,530	51,784
Series 2016-75 JI 3.00% 9/20/43 Σ	10,628,632	1,426,787
Series 2016-80 JZ 3.00% 6/20/46	28,454	25,387
Series 2016-89 QS 4.228% (6.05%
minus LIBOR03M, Cap 6.05%)
7/20/46 Σ●	2,605,838	559,392
Series 2016-108 SK 4.228% (6.05%
minus LIBOR03M, Cap 6.05%)
8/20/46 Σ●	3,882,834	792,239
Series 2016-108 YL 3.00% 8/20/46	3,164,000	3,037,629
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,092,141
Series 2016-115 SA 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
8/20/46 Σ●	7,280,728	1,455,690
Series 2016-116 GI 3.50% 11/20/44 Σ	4,705,580	825,754
Series 2016-118 DI 3.50% 3/20/43 Σ	5,336,277	826,905

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2016-118 ES 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
9/20/46 Σ●	2,947,869	$622,344
Series 2016-120 AS 4.278% (6.10%
minus LIBOR01M, Cap 6.10%)
9/20/46 Σ●	4,077,699	891,069
Series 2016-120 NS 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
9/20/46 Σ●	5,585,407	1,167,778
Series 2016-121 JS 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
9/20/46 Σ●	4,048,507	849,526
Series 2016-126 NS 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
9/20/46 Σ●	2,891,378	597,275
Series 2016-134 MW 3.00% 10/20/46	213,000	210,034
Series 2016-134 MZ 3.00% 10/20/46	1,523,307	1,418,922
Series 2016-147 ST 4.228% (6.05%
minus LIBOR03M, Cap 6.05%)
10/20/46 Σ●	2,720,477	559,966
Series 2016-149 GI 4.00% 11/20/46 Σ	2,578,460	587,481
Series 2016-156 PB 2.00% 11/20/46	794,000	634,021
Series 2016-160 GI 3.50% 11/20/46 Σ	3,265,287	765,579
Series 2016-160 GS 4.278% (6.10%
minus LIBOR03M, Cap 6.10%)
11/20/46 Σ●	7,460,219	1,588,566
Series 2016-160 VZ 2.50% 11/20/46	431,119	352,031
Series 2016-163 MI 3.50% 11/20/46 Σ	2,483,550	309,443
Series 2016-163 PI 3.50% 5/20/43 Σ	6,737,120	1,110,240
Series 2016-163 XI 3.00% 10/20/46 Σ	3,733,464	533,779
Series 2016-171 IO 3.00% 7/20/44 Σ	6,185,021	753,825
Series 2016-171 IP 3.00% 3/20/46 Σ	3,571,011	556,556
Series 2017-4 BW 3.00% 1/20/47	255,000	245,459
Series 2017-4 WI 4.00% 2/20/44 Σ	1,629,667	327,192
Series 2017-10 IB 4.00% 1/20/47 Σ	3,214,692	695,932
Series 2017-10 KZ 3.00% 1/20/47	300,317	276,746
Series 2017-18 GM 2.50% 2/20/47	222,000	200,519
Series 2017-18 QI 4.00% 3/16/41 Σ	2,722,644	503,820
Series 2017-18 QS 4.314% (6.10%
minus LIBOR01M, Cap 6.10%)
2/16/47 Σ●	3,286,924	638,239
Series 2017-25 CZ 3.50% 2/20/47	1,117,520	1,118,267
Series 2017-25 WZ 3.00% 2/20/47	1,544,323	1,466,792
Series 2017-26 SA 4.278% (6.10%
minus LIBOR01M, Cap 6.10%)
2/20/47 Σ●	3,186,151	624,796
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,096,438
Series 2017-56 JZ 3.00% 4/20/47	688,657	626,615
Series 2017-56 QS 4.328% (6.15%
minus LIBOR03M, Cap 6.15%)
4/20/47 Σ●	4,394,675	836,439
Series 2017-68 SB 4.328% (6.15%
minus LIBOR03M, Cap 6.15%)
5/20/47 Σ●	6,588,832	1,128,374
Series 2017-80 AS 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
5/20/47 Σ●	4,952,645	977,234
Series 2017-91 SM 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
6/20/47 Σ●	2,969,836	606,249
Series 2017-101 AI 4.00% 7/20/47 Σ	2,100,937	408,749
Series 2017-101 KS 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
7/20/47 Σ●	3,387,383	660,863
Series 2017-101 SK 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
7/20/47 Σ●	8,538,112	1,665,281
Series 2017-101 TI 4.00% 3/20/44 Σ	3,198,730	513,193
Series 2017-107 QZ 3.00% 8/20/45	547,834	485,140
Series 2017-107 T 3.00% 1/20/47	1,508,000	1,472,835
Series 2017-113 LB 3.00% 7/20/47	1,465,000	1,380,939
Series 2017-114 IK 4.00% 10/20/44 Σ	4,659,560	989,164
Series 2017-117 SD 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
8/20/47 Σ●	2,899,226	571,110
Series 2017-120 QS 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
8/20/47 Σ●	3,695,069	769,826
Series 2017-130 YJ 2.50% 8/20/47	665,000	602,893
Series 2017-134 ES 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
9/20/47 Σ●	2,054,034	395,646
Series 2017-134 KI 4.00% 5/20/44 Σ	2,659,132	461,529
Series 2017-134 SD 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
9/20/47 Σ●	2,672,322	556,731
Series 2017-137 CZ 3.00% 9/20/47	4,045,150	3,929,723
Series 2017-137 IO 3.00% 6/20/45 Σ	4,954,278	754,587
Series 2017-141 JS 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
9/20/47 Σ●	3,202,491	672,190
Series 2017-144 EI 3.00% 12/20/44 Σ	4,612,556	684,984
Series 2017-147 AI 3.50% 3/20/44 Σ	1,725,357	200,058
Series 2017-149 QS 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
10/20/47 Σ●	6,796,036	1,252,237
Series 2017-156 LP 2.50% 10/20/47	389,000	339,864

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2017-163 HS 4.378% (6.20%
minus LIBOR03M, Cap 6.20%)
11/20/47 Σ●	7,522,323	$1,410,603
Series 2017-164 IG 3.50% 4/20/44 Σ	8,353,008	997,544
Series 2017-174 HI 3.00% 7/20/45 Σ	4,086,613	640,449
Series 2018-1 SA 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
1/20/48 Σ●	3,196,721	614,167
Series 2018-1 ST 4.378% (6.20%
minus LIBOR01M, Cap 6.20%)
1/20/48 Σ●	6,611,833	1,362,653
Series 2018-8 VZ 3.00% 3/20/47	1,095,457	1,079,287
Series 2018-11 AI 3.00% 1/20/46 Σ	2,776,318	458,118
Series 2018-37 SA 4.604% (6.20%
minus LIBOR01M, Cap 6.20%)
3/20/48 Σ●	2,240,000	429,800
Series 2018-46 AS 4.482% (6.20%
minus LIBOR01M, Cap 6.20%)
3/20/48 Σ●	7,823,000	1,699,058
Total Agency Collateralized Mortgage
Obligations (cost $235,233,233)		232,045,181

Agency Commercial Mortgage-Backed
Securities – 1.36%
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K057 A2 2.57% 7/25/26 ⧫	3,415,000	3,268,066
Series KS03 A4 3.161% 5/25/25 ⧫●	2,110,000	2,101,012
FREMF Mortgage Trust
Series 2010-K8 B 144A
5.279% 9/25/43 #●	2,040,000	2,135,638
Series 2011-K12 B 144A
4.345% 1/25/46 #●	1,575,500	1,616,700
Series 2011-K14 B 144A
5.168% 2/25/47 #●	820,000	862,194
Series 2011-K15 B 144A
4.949% 8/25/44 #●	195,000	204,335
Series 2011-K704 B 144A
4.545% 10/25/30 #●	905,000	907,690
Series 2012-K22 B 144A
3.687% 8/25/45 #●	1,730,000	1,746,681
Series 2013-K28 B 144A
3.49% 6/25/46 #●	2,400,000	2,409,264
Series 2013-K32 B 144A
3.538% 10/25/46 #●	1,250,000	1,245,420
Series 2013-K33 B 144A
3.501% 8/25/46 #●	1,315,000	1,307,364
Series 2013-K712 B 144A
3.364% 5/25/45 #●	990,000	995,791
Series 2013-K713 B 144A
3.164% 4/25/46 #●	605,000	606,817
Series 2013-K713 C 144A
3.164% 4/25/46 #●	2,275,000	2,270,656
Series 2014-K41 B 144A
3.832% 11/25/47 #●	3,255,000	3,255,586
Series 2014-K717 B 144A
3.629% 11/25/47 #●	3,205,000	3,243,939
Series 2015-K50 B 144A
3.779% 10/25/48 #●	1,850,000	1,814,217
Series 2016-K53 B 144A
4.019% 3/25/49 #●	530,000	538,221
Series 2016-K722 B 144A
3.835% 7/25/49 #●	580,000	585,274
Series 2016-K723 B 144A
3.581% 11/25/23 #●	1,500,000	1,493,003
Series 2017-K71 B 144A
3.753% 11/25/50 #●	1,175,000	1,135,292
Series 2017-K729 B 144A
3.675% 11/25/49 #●	765,000	741,378
Total Agency Commercial
Mortgage-Backed Securities
(cost $34,925,258)		34,484,538

Agency Mortgage-Backed
Securities – 6.24%
Fannie Mae ARM
2.903% (LIBOR12M + 1.60%, Cap
7.903%) 7/1/45 ●	491,335	490,745
2.941% (LIBOR12M + 1.556%, Cap
7.942%) 12/1/45 ●	610,690	612,832
3.214% (LIBOR12M + 1.525%, Cap
8.213%) 3/1/44 ●	1,165,937	1,179,645
3.45% (LIBOR12M + 1.70%, Cap
11.097%) 8/1/37 ●	52,097	51,699
3.58% (LIBOR12M + 1.83%, Cap
10.179%) 8/1/35 ●	12,359	12,986
Fannie Mae FHAVA
4.50% 7/1/40	1,020,732	1,072,820
Fannie Mae S.F. 30 yr
4.50% 11/1/39	819,464	869,761
4.50% 6/1/40	926,541	980,896
4.50% 8/1/40	243,841	257,519
4.50% 8/1/41	2,364,778	2,510,880
4.50% 10/1/43	5,395,324	5,710,110
4.50% 10/1/44	644,486	681,179
4.50% 3/1/46	3,264,512	3,432,659
4.50% 5/1/46	2,112,594	2,227,750
4.50% 7/1/46	2,408,933	2,534,542

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 8/1/47	11,139,127	$11,690,203
5.00% 6/1/44	2,641,014	2,868,996
5.50% 1/1/38	49,196	54,436
5.50% 3/1/38	246,127	270,062
5.50% 12/1/38	552,581	619,041
5.50% 6/1/39	601,816	661,200
5.50% 7/1/40	615,340	676,155
5.50% 6/1/41	1,621,003	1,784,913
5.50% 9/1/41	1,184,536	1,329,522
5.50% 5/1/44	19,451,119	21,370,335
6.00% 9/1/36	283,883	323,777
6.00% 12/1/36	57,393	64,492
6.00% 6/1/37	29,901	33,555
6.00% 7/1/37	22,198	24,813
6.00% 10/1/38	249,527	279,350
6.00% 11/1/38	131,525	148,079
6.00% 10/1/39	2,071,079	2,339,053
6.00% 11/1/40	89,595	101,180
6.00% 7/1/41	17,181,382	19,214,245
6.00% 7/1/41	733,841	828,958
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/48	12,241,000	11,928,437
4.50% 5/1/48	2,190,000	2,288,386
5.00% 4/1/48	3,840,000	4,100,685
Freddie Mac ARM
2.559% (LIBOR12M + 1.63%, Cap
7.559%) 10/1/46 ●	1,641,744	1,613,798
2.738% (LIBOR12M + 1.622%, Cap
7.738%) 10/1/45 ●	512,351	513,370
2.918% (LIBOR12M + 1.63%, Cap
7.919%) 10/1/45 ●	887,478	886,419
2.97% (LIBOR12M + 1.62%, Cap
7.97%) 11/1/45 ●	769,204	769,746
Freddie Mac S.F. 30 yr
4.50% 4/1/39	139,550	147,097
4.50% 7/1/42	1,261,933	1,334,766
4.50% 12/1/43	1,181,218	1,237,294
4.50% 8/1/44	1,728,799	1,819,282
4.50% 7/1/45	7,763,753	8,226,743
4.50% 11/1/45	4,729,011	4,956,026
4.50% 9/1/46	1,935,372	2,026,427
5.00% 6/1/36	1,266,834	1,365,967
5.00% 5/1/41	1,020,665	1,104,990
5.00% 12/1/41	984,857	1,065,559
5.00% 4/1/44	1,132,810	1,224,562
5.00% 12/1/44	1,443,000	1,561,028
5.50% 3/1/34	67,625	74,421
5.50% 12/1/34	60,966	67,211
5.50% 12/1/35	59,396	65,586
5.50% 11/1/36	69,557	76,573
5.50% 12/1/36	15,741	17,293
5.50% 9/1/37	77,126	84,586
5.50% 4/1/38	272,031	298,299
5.50% 6/1/38	41,764	45,747
5.50% 7/1/38	273,404	299,401
5.50% 1/1/39	274,902	301,697
5.50% 6/1/39	337,209	369,743
5.50% 3/1/40	183,422	201,263
5.50% 4/1/40	593,300	651,318
5.50% 8/1/40	135,840	148,777
5.50% 1/1/41	183,945	201,358
5.50% 6/1/41	4,420,920	4,845,632
6.00% 2/1/36	307,772	345,426
6.00% 3/1/36	197,306	221,366
6.00% 9/1/37	159,296	178,431
6.00% 1/1/38	71,698	80,040
6.00% 6/1/38	199,711	223,891
6.00% 8/1/38	323,886	365,697
6.00% 5/1/40	1,007,759	1,125,057
6.00% 7/1/40	995,063	1,116,369
6.50% 8/1/38	25,129	28,297
GNMA I S.F. 30 yr
5.00% 10/15/39	2,008,795	2,158,715
5.50% 2/15/41	554,350	604,792
7.00% 12/15/34	98,025	111,811
GNMA II S.F. 30 yr
5.00% 9/20/46	3,037,590	3,240,256
5.50% 5/20/37	345,942	371,622
6.00% 2/20/39	397,173	436,829
6.00% 10/20/39	1,541,122	1,693,093
6.00% 2/20/40	1,636,070	1,805,662
6.00% 4/20/46	447,642	493,393
Total Agency Mortgage-Backed
Securities (cost $160,160,831)		157,828,622

Collateralized Debt
Obligations – 4.82%
AMMC CLO 21
Series 2017-21A A 144A 3.028%
(LIBOR03M + 1.25%) 11/2/30 #●	1,250,000	1,262,749
AMMC CLO 22
Series 2018-22A A 144A 3.37%
(LIBOR03M + 1.03%, Floor 1.03%)
4/25/31 #●	2,600,000	2,600,000
AMMC CLO XIII
Series 2013-13A A1LR 144A 3.001%
(LIBOR03M + 1.26%) 7/24/29 #●	2,500,000	2,527,663
Apex Credit CLO
Series 2017-1A A1 144A 3.211%
(LIBOR03M + 1.47%, Floor 1.47%)
4/24/29 #●	3,405,000	3,427,510

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Collateralized Debt
Obligations (continued)
Apex Credit CLO
Series 2018-1A A2 144A 3.325%
(LIBOR03M + 1.03%) 4/25/31 #●	6,200,000	$6,200,000
Atlas Senior Loan Fund X
Series 2018-10A A 144A 2.796%
(LIBOR03M + 1.09%) 1/15/31 #●	3,400,000	3,401,258
Benefit Street Partners CLO II
Series 2013-IIA A1R 144A 2.972%
(LIBOR03M + 1.25%) 7/15/29 #●	3,000,000	3,017,568
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.235%
(LIBOR03M + 1.49%) 1/20/29 #●	5,900,000	5,932,220
Black Diamond CLO
Series 2015-1A A2R 144A 1.05%
(LIBOR03M + 1.05%, Floor 1.05%)
10/3/29 #●	2,000,000	2,001,986
Series 2017-1A A1A 144A 2.655%
(LIBOR03M + 1.29%) 4/24/29 #●	2,000,000	2,011,682
BlueMountain CLO
Series 2015-2A A1 144A 3.164%
(LIBOR03M + 1.43%, Floor 1.43%)
7/18/27 #●	1,090,000	1,092,730
Cedar Funding IV CLO
Series 2014-4A AR 144A 2.974%
(LIBOR03M + 1.23%) 7/23/30 #●	3,000,000	3,016,779
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.833%
(LIBOR03M + 1.47%) 10/20/28 #●	2,400,000	2,409,754
Cedar Funding VIII CLO
Series 2017-8A A1 144A 2.981%
(LIBOR03M + 1.25%) 10/17/30 #●	2,420,000	2,436,069
CFIP CLO
Series 2017-1A A 144A 2.616%
(LIBOR03M + 1.22%) 1/18/30 #●	6,300,000	6,343,665
ECP CLO
Series 2015-7A A1R 144A 2.962%
(LIBOR03M + 1.14%) 4/22/30 #●	8,200,000	8,202,599
Galaxy XXI CLO
Series 2015-21A AR 144A 2.765%
(LIBOR03M + 1.02%) 4/20/31 #●	3,000,000	3,004,485
GoldenTree Loan Management US
CLO 1
Series 2017-1A A 144A 2.965%
(LIBOR03M + 1.22%) 4/20/29 #●	2,630,000	2,645,780
Hull Street CLO
Series 2014-1A AR 144A 2.954%
(LIBOR03M + 1.22%) 10/18/26 #●	2,000,000	1,999,368
KKR Financial CLO
Series 2013-1A A1R 144A 3.012%
(LIBOR03M + 1.29%) 4/15/29 #●	3,000,000	3,029,898
KVK CLO
Series 2015-1A AR 144A 3.142%
(LIBOR03M + 1.25%) 5/20/27 #●	2,000,000	2,000,466
Mariner CLO 5
Series 2018-5A A 144A 3.324%
(LIBOR03M + 1.11%, Floor 1.11%)
4/25/31 #●	4,600,000	4,602,217
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.036%
(LIBOR03M + 1.15%) 2/20/31 #●	3,000,000	3,008,244
MP CLO IV
Series 2013-2A ARR 144A 3.025%
(LIBOR03M + 1.28%) 7/25/29 #●	2,000,000	2,014,058
Northwoods Capital XV
Series 2017-15A A 144A 3.502%
(LIBOR03M + 1.30%) 6/20/29 #●	2,500,000	2,518,035
Northwoods Capital XVII
Series 2018-17A A 144A 3.308%
(LIBOR03M + 1.06%, Floor 1.06%)
4/22/31 #●	4,500,000	4,502,155
OCP CLO
Series 2017-13A A1A 144A 2.982%
(LIBOR03M + 1.26%) 7/15/30 #●	2,500,000	2,525,383
OZLM XVIII
Series 2018-18A A 144A 3.35%
(LIBOR03M + 1.02%, Floor 1.02%)
4/15/31 #●	3,600,000	3,600,000
Saranac CLO II
Series 2014-2A A1AR 144A 3.115%
(LIBOR03M + 1.23%) 11/20/29 #●	3,000,000	3,022,194
Shackleton CLO
Series 2013-3A AR 144A 2.842%
(LIBOR03M + 1.12%, Floor 1.12%)
7/15/30 #●	3,000,000	3,007,314
Sound Point CLO II
Series 2013-1A A1R 144A 2.822%
(LIBOR03M + 1.07%, Floor 1.07%)
1/26/31#●	1,800,000	1,802,295
Steele Creek CLO
Series 2017-1A A 144A 2.884%
(LIBOR03M + 1.25%) 1/15/30 #●	2,000,000	2,004,120
TIAA CLO II
Series 2017-1A A 144A 3.025%
(LIBOR03M + 1.28%) 4/20/29 #●	2,200,000	2,212,267

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Collateralized Debt
Obligations (continued)
Venture 31 CLO
Series 2018-31A A1 144A 3.342%
(LIBOR03M + 1.03%, Floor 1.03%)
4/20/31 #●	4,200,000	$4,200,000
Venture CDO
Series 2016-25A A1 144A 3.235%
(LIBOR03M + 1.49%) 4/20/29 #●	980,000	987,622
Venture XXII CLO
Series 2015-22A AR 144A 2.801%
(LIBOR03M + 1.08%) 1/15/31 #●	5,000,000	5,001,860
Venture XXIV CLO
Series 2016-24A A1D 144A 3.165%
(LIBOR03M + 1.42%) 10/20/28 #●	2,390,000	2,398,246
Venture XXVIII CLO
Series 2017-28A A2 144A 2.855%
(LIBOR03M + 1.11%) 7/20/30 #●	4,000,000	4,018,116
Zais CLO 6
Series 2017-1A A1 144A 3.092%
(LIBOR03M + 1.37%) 7/15/29 #●	2,000,000	2,010,932
Total Collateralized Debt Obligations
(cost $121,515,821)		121,999,287

Convertible Bonds – 3.36%
Aerojet Rocketdyne Holdings 2.25%
exercise price $26.00, maturity date
12/15/23	627,000	797,771
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity
date 5/1/18	540,000	551,601
Ares Capital 3.75% exercise price
$19.39, maturity date 2/1/22	496,000	508,097
BioMarin Pharmaceutical 1.50% exercise
price $94.15, maturity date 10/15/20	2,402,000	2,657,213
Blackhawk Network Holdings 1.50%
exercise price $49.83, maturity date
1/15/22	1,378,000	1,525,274
Blackstone Mortgage Trust 4.375%
exercise price $35.67, maturity date
5/5/22	1,914,000	1,889,309
Blackstone Mortgage Trust 4.75%
exercise price $36.23, maturity date
3/15/23	709,000	699,854
Blackstone Mortgage Trust 5.25%
exercise price $27.36, maturity date
12/1/18	2,269,000	2,580,216
Booking Holdings 0.35% exercise price
$1,315.10, maturity date 6/15/20	1,963,000	3,156,459
Brookdale Senior Living 2.75% exercise
price $29.33, maturity date 6/15/18	2,012,000	2,014,515
Cemex 3.72% exercise price $11.01,
maturity date 3/15/20	2,370,000	2,445,371
Cemex 3.72% exercise price $11.01,
maturity date 3/15/20	1,560,000	1,611,561
Chart Industries 144A 1.00% exercise
price $58.73, maturity date 11/15/24 #	1,978,000	2,321,072
Cheniere Energy 4.25% exercise price
$138.38, maturity date 3/15/45	2,749,000	2,147,368
Ciena 3.75% exercise price $20.17,
maturity date 10/15/18	632,000	834,888
DISH Network 2.375% exercise price
$82.22, maturity date 3/15/24	1,045,000	929,309
DISH Network 3.375% exercise price
$65.18, maturity date 8/15/26	2,448,000	2,364,034
Empire State Realty OP 144A 2.625%
exercise price $19.32, maturity date
8/15/19 #	1,451,000	1,494,069
GAIN Capital Holdings 144A 5.00%
exercise price $8.20, maturity date
8/15/22 #	1,874,000	2,122,766
Helix Energy Solutions Group 4.125%
exercise price $9.47, maturity date
9/15/23	91,000	92,185
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity date
5/1/22	1,985,000	1,884,120
Huron Consulting Group 1.25% exercise
price $79.89, maturity date 10/1/19	599,000	566,033
IAC FinanceCo. 144A 0.875% exercise
price $152.18, maturity date 10/1/22 #	1,280,000	1,533,311
Infinera 1.75% exercise price $12.58,
maturity date 6/1/18	826,000	879,583
Insulet 1.25% exercise price $58.37,
maturity date 9/15/21	2,096,000	3,255,484
Insulet 144A 1.375% exercise price
$93.18, maturity date 11/15/24 #	1,121,000	1,285,811
Kaman 144A 3.25% exercise price
$65.26, maturity date 5/1/24 #	2,308,000	2,629,830
Knowles 3.25% exercise price $18.43,
maturity date 11/1/21	1,111,000	1,159,642
Liberty Interactive 144A 1.75% exercise
price $341.10, maturity date 9/30/46 #	2,058,000	2,290,142
Liberty Media 2.25% exercise price
$104.55, maturity date 9/30/46	233,000	243,640
Live Nation Entertainment 144A 2.50%
exercise price $68.02, maturity date
3/15/23 #	354,000	358,135
Medicines 2.75% exercise price $48.97,
maturity date 7/15/23	3,098,000	2,989,945
Microchip Technology 1.625% exercise
price $98.85, maturity date 2/15/27	1,703,000	2,021,839

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Convertible Bonds (continued)
Neurocrine Biosciences 144A 2.25%
exercise price $75.92, maturity date
5/15/24 #		2,311,000	$3,032,924
New Mountain Finance 5.00% exercise
price $15.80, maturity date 6/15/19		1,030,000	1,061,823
Novellus Systems 2.625% exercise price
$33.36, maturity date 5/15/41		241,000	1,459,956
ON Semiconductor 1.00% exercise price
$18.50, maturity date 12/1/20		678,000	971,017
Pacira Pharmaceuticals 2.375% exercise
price $66.89, maturity date 4/1/22		2,836,000	2,598,485
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21		2,116,000	2,065,106
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19		1,757,000	2,007,197
Quotient Technology 144A 1.75%
exercise price $17.36, maturity date
12/1/22 #		1,078,000	1,119,854
RPM International 2.25% exercise price
$52.28, maturity date 12/15/20		1,104,000	1,245,297
Sarepta Therapeutics 144A 1.50%
exercise price $73.42, maturity date
11/15/24 #		219,000	273,468
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18		246,000	394,830
Spirit Realty Capital 3.75% exercise
price $12.93, maturity date 5/15/21		1,483,000	1,506,921
Supernus Pharmaceuticals 144A 0.625%
exercise price $59.33, maturity date
4/1/23 #		238,000	253,790
Synaptics 144A 0.50% exercise price
$73.02, maturity date 6/15/22 #		1,542,000	1,458,154
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19		739,000	700,302
Team 144A 5.00% exercise price $21.70,
maturity date 8/1/23 #		1,522,000	1,510,679
Tesla Energy Operations 1.625%
exercise price $759.35, maturity date
11/1/19		1,567,000	1,433,797
Vector Group 1.75% exercise price
$22.35, maturity date 4/15/20 ●		1,318,000	1,452,619
Vector Group 2.50% exercise price
$14.50, maturity date 1/15/19 ●		1,836,000	2,634,649
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20		1,992,000	2,013,265
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21		2,090,000	2,045,086
Total Convertible Bonds
(cost $81,241,932)			85,079,666

Corporate Bonds – 41.28%
Automotive – 0.04%
American Axle & Manufacturing 6.25%
3/15/26		920,000	915,124
			915,124
Banking – 10.30%
Akbank Turk 144A 7.20% 3/16/27 #µ		1,915,000	1,959,162
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	497,520
Banco de Credito e Inversiones 144A
3.50% 10/12/27 #		1,255,000	1,175,935
Banco do Brasil 144A 4.625%
1/15/25 #		2,590,000	2,529,135
Banco Santander
3.80% 2/23/28		2,000,000	1,932,034
4.25% 4/11/27		1,200,000	1,196,721
Banco Santander Mexico 144A 4.125%
11/9/22 #		1,345,000	1,345,000
Bancolombia 4.875% 10/18/27 µ		2,235,000	2,169,626
Banistmo 144A 3.65% 9/19/22 #		600,000	576,750
Bank Nederlandse Gemeenten 3.50%
7/19/27	AUD	763,000	599,323
Bank of America
3.30% 8/5/21	AUD	660,000	511,807
3.55% 3/5/24 µ		6,445,000	6,466,821
3.97% 3/5/29 µ		670,000	672,074
4.183% 11/25/27		5,575,000	5,533,808
5.625% 7/1/20		785,000	828,223
6.50% µy		4,065,000	4,375,363
Bank of China 144A 5.00% 11/13/24 #		1,970,000	2,033,213
Bank of Montreal 3.803% 12/15/32 µ		5,520,000	5,236,382
Bank of New York Mellon
2.20% 3/4/19		4,805,000	4,788,012
4.625% µψ		3,365,000	3,289,287
Barclays 8.25% µψ		3,910,000	4,044,543
BB&T 2.85% 10/26/24		620,000	595,179
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	815,865
BGEO Group 144A 6.00% 7/26/23 #		1,625,000	1,647,347
Branch Banking & Trust
2.25% 6/1/20		2,490,000	2,452,126
2.85% 4/1/21		1,475,000	1,469,231
Citigroup 3.75% 10/27/23	AUD	1,493,000	1,165,377
Citizens Bank
2.55% 5/13/21		840,000	820,461
2.65% 5/26/22		1,120,000	1,086,005
3.70% 3/29/23		1,620,000	1,627,821

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Financial Group
2.375% 7/28/21		345,000	$334,790
4.30% 12/3/25		2,050,000	2,075,444
Compass Bank
2.875% 6/29/22		3,505,000	3,400,688
3.875% 4/10/25		2,280,000	2,232,974
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	691,148
3.375% 2/2/23	NZD	1,600,000	1,160,043
3.75% 7/21/26		2,270,000	2,193,341
Credit Suisse Group
144A 3.869% 1/12/29 #µ		6,340,000	6,144,080
144A 4.282% 1/9/28 #		1,255,000	1,257,960
144A 6.25% #µψ		5,560,000	5,719,238
Credit Suisse Group Funding Guernsey
4.55% 4/17/26		1,175,000	1,201,810
Development Bank of Japan 144A
2.625% 9/1/27 #		2,514,000	2,406,109
Fifth Third Bancorp
2.60% 6/15/22		1,560,000	1,513,621
2.875% 7/27/20		1,530,000	1,527,672
3.95% 3/14/28		5,520,000	5,557,779
Fifth Third Bank 2.30% 3/15/19		2,165,000	2,156,173
Goldman Sachs Group
3.065% (BBSW3M+ 1.30%)
8/21/19 ●	AUD	550,000	425,587
3.55% 2/12/21	CAD	400,000	317,196
5.15% 5/22/45		725,000	782,621
5.20% 12/17/19	NZD	616,000	461,286
6.00% 6/15/20		7,165,000	7,584,867
HSBC Holdings 6.50% µψ		2,260,000	2,308,025
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,528,911
Huntington National Bank 2.50%
8/7/22		1,505,000	1,451,782
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,169,311
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	264,000	405,060
3.897% 1/23/49 µ		2,460,000	2,350,612
3.964% 11/15/48 µ		1,355,000	1,305,031
6.75% µψ		4,480,000	4,893,280
KeyBank
2.30% 9/14/22		1,990,000	1,912,170
2.40% 6/9/22		2,950,000	2,850,976
3.375% 3/7/23		3,795,000	3,811,241
3.40% 5/20/26		3,795,000	3,671,741
6.95% 2/1/28		4,255,000	5,255,655
Landwirtschaftliche Rentenbank 5.375%
4/23/24	NZD	1,803,000	1,454,783
Lloyds Banking Group
3.574% 11/7/28 µ		4,440,000	4,196,118
7.50% µψ		4,310,000	4,681,738
Manufacturers & Traders Trust 2.50%
5/18/22		5,220,000	5,070,476
Morgan Stanley
3.125% 8/5/21	CAD	972,000	762,390
3.772% 1/24/29 µ		6,880,000	6,776,946
3.95% 4/23/27		1,535,000	1,496,419
4.375% 1/22/47		2,220,000	2,273,251
5.00% 9/30/21	AUD	1,096,000	897,011
5.50% 1/26/20		1,565,000	1,633,919
Nationwide Building Society
144A 4.125% 10/18/32 #µ		4,450,000	4,252,149
144A 4.302% 3/8/29 #µ		1,345,000	1,342,755
Nederlandse Waterschapsbank 144A
2.145% (LIBOR03M + 0.02%)
3/15/19 #●		1,215,000	1,214,906
Northern Trust 3.375% 5/8/32 µ		900,000	864,919
PNC Bank 6.875% 4/1/18		5,710,000	5,710,000
PNC Financial Services Group
5.00% µψ		2,680,000	2,674,640
Popular 7.00% 7/1/19		1,500,000	1,537,500
Regions Financial 2.75% 8/14/22		1,180,000	1,147,367
Royal Bank of Scotland Group
3.875% 9/12/23		2,040,000	2,016,318
8.625% µψ		4,440,000	4,834,050
Santander UK 144A 5.00% 11/7/23 #		4,535,000	4,697,974
Santander UK Group Holdings 3.823%
11/3/28 µ		2,445,000	2,332,722
State Street 3.10% 5/15/23		1,360,000	1,352,264
SunTrust Banks
2.45% 8/1/22		1,830,000	1,764,361
2.70% 1/27/22		2,525,000	2,470,952
3.00% 2/2/23		1,595,000	1,567,678
3.30% 5/15/26		1,245,000	1,188,596
5.05% µψ		955,000	951,419
SVB Financial Group 3.50% 1/29/25		1,350,000	1,320,387
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		1,400,000	1,392,656
144A 6.25% 4/20/21 #		1,350,000	1,392,545
Turkiye Is Bankasi 144A 7.00%
6/29/28 #µ		1,310,000	1,293,108
UBS Group 6.875% µψ		1,490,000	1,573,254
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ		1,545,000	1,494,503
144A 3.491% 5/23/23 #		1,890,000	1,868,762
144A 4.125% 9/24/25 #		2,265,000	2,278,485
144A 4.125% 4/15/26 #		2,255,000	2,265,314
144A 4.253% 3/23/28 #		1,955,000	1,970,337
US Bancorp
2.375% 7/22/26		3,520,000	3,197,777
2.625% 1/24/22		1,970,000	1,941,770
3.10% 4/27/26		195,000	186,242

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.15% 4/27/27		4,990,000	$4,799,617
3.60% 9/11/24		2,640,000	2,647,541
USB Capital IX 3.50% (LIBOR03M +
1.02%) ψ●		7,185,000	6,497,396
Wells Fargo & Co.
3.00% 7/27/21	AUD	1,795,000	1,378,542
3.50% 9/12/29	GBP	654,000	998,015
Wells Fargo Capital X 5.95% 12/15/36		175,000	189,875
Westpac Banking 5.00% µψ		755,000	698,471
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,584,557
Zions Bancorporation 4.50% 6/13/23		1,895,000	1,930,336
			260,561,484
Basic Industry – 3.71%
AK Steel 6.375% 10/15/25		585,000	554,287
Allegheny Technologies 7.875%
8/15/23		525,000	572,906
Anglo American Capital
144A 4.75% 4/10/27 #		4,610,000	4,667,470
144A 4.875% 5/14/25 #		5,405,000	5,542,809
Barrick North America Finance 5.75%
5/1/43		5,420,000	6,332,745
Beacon Escrow 144A 4.875%
11/1/25 #		1,700,000	1,627,750
BHP Billiton Finance USA 144A 6.25%
10/19/75 #µ		6,170,000	6,512,435
BMC East 144A 5.50% 10/1/24 #		645,000	646,613
Boise Cascade 144A 5.625% 9/1/24 #		2,270,000	2,332,425
Braskem Netherlands Finance
144A 3.50% 1/10/23 #		285,000	274,883
144A 4.50% 1/10/28 #		2,765,000	2,694,907
Builders FirstSource 144A 5.625%
9/1/24 #		2,210,000	2,229,337
Chemours 5.375% 5/15/27		655,000	658,275
CSN Resources 144A 7.625%
2/13/23 #		2,010,000	1,886,887
Cydsa 144A 6.25% 10/4/27 #		2,090,000	2,082,163
Dow Chemical 8.55% 5/15/19		9,161,000	9,725,646
First Quantum Minerals
144A 6.50% 3/1/24 #		1,315,000	1,249,250
144A 7.25% 4/1/23 #		1,925,000	1,900,937
FMG Resources August 2006
144A 4.75% 5/15/22 #		585,000	579,881
144A 5.125% 5/15/24 #		1,645,000	1,628,534
Freeport-McMoRan
4.55% 11/14/24		1,640,000	1,619,500
6.875% 2/15/23		980,000	1,055,950
Georgia-Pacific 8.00% 1/15/24		5,305,000	6,576,292
Hudbay Minerals
144A 7.25% 1/15/23 #		20,000	20,850
144A 7.625% 1/15/25 #		775,000	822,469
Joseph T Ryerson & Son 144A 11.00%
5/15/22 #		440,000	486,200
Koppers 144A 6.00% 2/15/25 #		150,000	153,630
Kraton Polymers 144A 7.00% 4/15/25 #		305,000	317,200
Mexichem 144A 5.50% 1/15/48 #		2,120,000	1,979,550
Mosaic 5.625% 11/15/43		1,470,000	1,539,879
New Gold 144A 6.375% 5/15/25 #		60,000	61,500
Nexa Resources 144A 5.375% 5/4/27 #		2,640,000	2,709,300
NOVA Chemicals
144A 5.00% 5/1/25 #		1,247,000	1,199,863
144A 5.25% 6/1/27 #		460,000	438,150
Novelis 144A 6.25% 8/15/24 #		640,000	657,600
Novolipetsk Steel Via Steel Funding DAC
144A 4.00% 9/21/24 #		1,865,000	1,821,922
OCP
144A 4.50% 10/22/25 #		2,575,000	2,542,877
144A 6.875% 4/25/44 #		640,000	716,741
Olin 5.125% 9/15/27		885,000	875,044
Petkim Petrokimya Holding 144A
5.875% 1/26/23 #		1,765,000	1,732,939
Phosagro OAO Via Phosagro Bond
Funding DAC 144A 3.95% 11/3/21 #		2,440,000	2,419,870
PolyOne 5.25% 3/15/23		1,357,000	1,397,710
PulteGroup 5.00% 1/15/27		202,000	197,142
Standard Industries 144A 5.00%
2/15/27 #		1,355,000	1,318,672
Summit Materials 8.50% 4/15/22		70,000	75,775
Suzano Austria 144A 7.00% 3/16/47 #		1,840,000	2,092,632
US Concrete 6.375% 6/1/24		1,445,000	1,506,413
Vedanta Resources
144A 6.125% 8/9/24 #		845,000	827,797
144A 6.375% 7/30/22 #		1,065,000	1,087,365
WestRock 144A 3.00% 9/15/24 #		1,190,000	1,138,825
WR Grace & Co.-Conn 144A 5.625%
10/1/24 #		587,000	606,811
Zekelman Industries 144A 9.875%
6/15/23 #		230,000	253,575
			93,950,183
Brokerage – 0.44%
Charles Schwab 5.00% µψ		975,000	953,956
E*TRADE Financial
3.80% 8/24/27		1,790,000	1,740,238
5.30% µψ		60,000	59,025
5.875% µψ		2,610,000	2,675,250
Jefferies Group
4.15% 1/23/30		2,135,000	1,993,384
6.45% 6/8/27		893,000	1,009,960
6.50% 1/20/43		750,000	833,268
Lazard Group
3.625% 3/1/27		475,000	462,529

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
3.75% 2/13/25		1,495,000	$1,472,652
			11,200,262
Capital Goods – 1.37%
Allegion US Holding 3.20% 10/1/24		3,540,000	3,442,331
Ardagh Packaging Finance
144A 6.00% 2/15/25 #		1,220,000	1,229,150
144A 7.25% 5/15/24 #		400,000	427,000
BWAY Holding 144A 5.50% 4/15/24 #		1,210,000	1,220,587
CCL Industries 144A 3.25% 10/1/26 #		1,570,000	1,456,093
Crane 4.20% 3/15/48		1,510,000	1,507,031
CRH America Finance 144A 3.95%
4/4/28 #		1,915,000	1,911,523
Eaton 3.103% 9/15/27		145,000	136,594
General Electric
2.10% 12/11/19		795,000	781,425
5.55% 5/4/20		1,295,000	1,356,216
6.00% 8/7/19		2,675,000	2,773,424
Grupo Cementos de Chihuahua 144A
5.25% 6/23/24 #		1,905,000	1,914,525
Lennox International 3.00% 11/15/23		3,725,000	3,632,726
Martin Marietta Materials
3.50% 12/15/27		1,045,000	997,176
4.25% 12/15/47		1,860,000	1,723,647
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #		1,010,000	1,088,275
Northrop Grumman
2.55% 10/15/22		2,010,000	1,949,319
3.25% 8/1/23		1,325,000	1,317,232
Nvent Finance 144A 4.55% 4/15/28 #		3,430,000	3,450,300
Republic Services 3.375% 11/15/27		1,300,000	1,256,907
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #		90,000	98,213
TransDigm 6.375% 6/15/26		915,000	924,150
			34,593,844
Communications – 4.03%
American Tower 3.60% 1/15/28		3,760,000	3,574,681
American Tower Trust #1 144A 3.07%
3/15/23 #		3,070,000	3,033,990
AT&T
3.40% 8/14/24		855,000	860,108
3.90% 8/14/27		2,025,000	2,041,466
144A 4.30% 2/15/30 #		1,885,000	1,879,970
4.90% 8/14/37		5,735,000	5,795,078
144A 5.15% 11/15/46 #		625,000	640,089
5.25% 3/1/37		1,455,000	1,541,765
Bell Canada 3.35% 3/22/23	CAD	773,000	609,874
Cincinnati Bell 144A 7.00% 7/15/24 #		453,000	407,700
Comunicaciones Celulares 144A 6.875%
2/6/24 #		1,970,000	2,064,993
Crown Castle International
3.80% 2/15/28		6,775,000	6,524,575
5.25% 1/15/23		2,190,000	2,328,910
Crown Castle Towers 144A 4.883%
8/15/20 #		9,630,000	9,973,586
Deutsche Telekom International Finance
1.25% 10/6/23	GBP	982,000	1,337,395
144A 1.95% 9/19/21 #		1,360,000	1,304,690
6.50% 4/8/22	GBP	416,000	693,377
Digicel Group
144A 7.125% 4/1/22 #		2,285,000	1,790,869
144A 8.25% 9/30/20 #		1,125,000	973,125
Discovery Communications 5.20%
9/20/47		4,810,000	4,809,734
Equinix 5.375% 5/15/27		850,000	864,875
GTP Acquisition Partners I 144A 2.35%
6/15/20 #		1,095,000	1,082,980
Level 3 Financing 5.375% 5/1/25		2,294,000	2,230,915
Myriad International Holdings 144A
4.85% 7/6/27 #		1,365,000	1,394,042
SBA Communications 4.875% 9/1/24		1,225,000	1,205,094
SBA Tower Trust 144A 2.898%
10/8/19 #		1,300,000	1,293,478
Sprint
7.125% 6/15/24		755,000	738,013
7.875% 9/15/23		1,505,000	1,540,744
Sprint Communications 7.00% 8/15/20		140,000	145,950
Sprint Spectrum 144A 4.738%
3/20/25 #		1,930,000	1,944,475
Telecom Italia 144A 5.303% 5/30/24 #		655,000	668,919
Telefonica Emisiones 4.895% 3/6/48		7,200,000	7,347,864
Time Warner Cable 7.30% 7/1/38		5,775,000	6,925,330
Time Warner Entertainment 8.375%
3/15/23		2,495,000	2,963,348
T-Mobile USA
6.375% 3/1/25		130,000	136,175
6.50% 1/15/26		1,845,000	1,964,925
VEON Holdings
144A 4.95% 6/16/24 #		1,190,000	1,174,375
144A 5.95% 2/13/23 #		2,180,000	2,280,302
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,361,302
4.125% 8/15/46		2,860,000	2,579,619
4.50% 8/17/27	AUD	2,370,000	1,871,257
4.50% 8/10/33		4,460,000	4,523,061
5.50% 3/16/47		1,045,000	1,160,436
Zayo Group
144A 5.75% 1/15/27 #		2,065,000	2,021,119
6.375% 5/15/25		270,000	280,463
			101,885,036

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical – 1.44%
Alibaba Group Holding 4.00% 12/6/37		1,825,000	$1,745,783
AMC Entertainment Holdings 6.125%
5/15/27		1,055,000	1,041,813
American Tire Distributors 144A 10.25%
3/1/22 #		160,000	164,200
Atento Luxco 1 144A 6.125% 8/10/22 #		1,715,000	1,748,230
Boyd Gaming 6.375% 4/1/26		2,575,000	2,702,385
Daimler 2.75% 12/10/18	NOK	5,560,000	717,452
Daimler Finance North America 144A
3.35% 2/22/23 #		3,360,000	3,349,301
General Motors 6.75% 4/1/46		670,000	779,265
General Motors Financial 5.25% 3/1/26		1,240,000	1,311,054
GLP Capital 5.375% 4/15/26		1,730,000	1,760,275
Hyundai Capital America
144A 2.55% 2/6/19 #		685,000	683,248
144A 3.00% 3/18/21 #		965,000	954,040
JD.com 3.125% 4/29/21		2,985,000	2,929,347
KFC Holding 144A 5.25% 6/1/26 #		1,091,000	1,089,636
Lithia Motors 144A 5.25% 8/1/25 #		900,000	904,500
Live Nation Entertainment 144A 5.625%
3/15/26 #		560,000	568,400
Lowe’s 4.05% 5/3/47		825,000	816,066
Marriott International 4.50% 10/1/34		410,000	418,905
MGM Resorts International 4.625%
9/1/26		1,405,000	1,348,800
New Red Finance 144A 5.00%
10/15/25 #		825,000	789,690
Penn National Gaming 144A 5.625%
1/15/27 #		2,564,000	2,467,850
Penske Automotive Group 5.50%
5/15/26		1,120,000	1,103,200
Royal Caribbean Cruises 3.70%
3/15/28		4,090,000	3,925,859
Scientific Games International 10.00%
12/1/22		1,505,000	1,626,341
Toyota Motor Credit 2.80% 7/13/22		755,000	748,070
Wyndham Worldwide 4.15% 4/1/24		670,000	668,874
			36,362,584
Consumer Non-Cyclical – 3.40%
Abbott Laboratories 4.90% 11/30/46		4,635,000	5,093,263
AbbVie 4.45% 5/14/46		2,610,000	2,601,327
Air Medical Group Holdings 144A
6.375% 5/15/23 #		290,000	276,225
Albertsons
5.75% 3/15/25		777,000	666,511
6.625% 6/15/24		91,000	82,014
Amgen 4.00% 9/13/29	GBP	341,000	538,875
Anheuser-Busch InBev Finance
3.30% 2/1/23		7,265,000	7,274,655
3.65% 2/1/26		1,035,000	1,029,964
4.90% 2/1/46		735,000	794,413
Anheuser-Busch InBev Worldwide
4.60% 4/15/48		1,870,000	1,935,595
BAT Capital 144A 3.222% 8/15/24 #		5,360,000	5,172,793
Becton Dickinson 3.363% 6/6/24		4,445,000	4,282,385
Boston Scientific 4.00% 3/1/28		2,440,000	2,442,688
Campbell Soup
3.30% 3/15/21		940,000	946,072
3.65% 3/15/23		560,000	561,571
Celgene
3.90% 2/20/28		4,720,000	4,631,353
4.55% 2/20/48		1,600,000	1,572,030
CK Hutchison International 17 144A
2.875% 4/5/22 #		2,605,000	2,556,049
Cott Holdings 144A 5.50% 4/1/25 #		985,000	975,150
CVS Health
3.35% 3/9/21		1,645,000	1,654,814
3.70% 3/9/23		2,370,000	2,379,900
4.10% 3/25/25		2,805,000	2,826,608
4.30% 3/25/28		2,660,000	2,681,711
4.78% 3/25/38		1,005,000	1,020,130
ESAL 144A 6.25% 2/5/23 #		1,160,000	1,110,700
JBS USA
144A 5.75% 6/15/25 #		200,000	187,500
144A 6.75% 2/15/28 #		1,220,000	1,172,725
Kernel Holding 144A 8.75% 1/31/22 #		1,990,000	2,147,668
Marfrig Holdings Europe 144A 8.00%
6/8/23 #		2,155,000	2,176,550
MHP
144A 6.95% 4/3/26 #		1,085,000	1,084,783
144A 7.75% 5/10/24 #		1,430,000	1,509,923
Molson Coors Brewing 4.20% 7/15/46		105,000	99,469
Mylan 144A 4.55% 4/15/28 #		1,920,000	1,920,416
New York and Presbyterian Hospital
4.063% 8/1/56		1,630,000	1,617,572
Pernod Ricard 144A 4.45% 1/15/22 #		4,180,000	4,342,146
Rede D’or Finance Sarl 144A 4.95%
1/17/28 #		2,470,000	2,351,131
Teva Pharmaceutical Finance
Netherlands III
144A 6.00% 4/15/24 #		870,000	845,599
144A 6.75% 3/1/28 #		1,785,000	1,764,328
Thermo Fisher Scientific 3.00%
4/15/23		6,030,000	5,890,879
Zimmer Biomet Holdings 4.625%
11/30/19		3,645,000	3,740,842
			85,958,327
Electric – 3.80%
AES Gener 144A 8.375% 12/18/73 #µ		1,615,000	1,687,675
Ameren Illinois 9.75% 11/15/18		5,900,000	6,145,521
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	5,763,666

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Avangrid 3.15% 12/1/24		1,090,000	$1,059,271
Berkshire Hathaway Energy 3.75%
11/15/23		3,280,000	3,347,668
Cerro del Aguila 144A 4.125%
8/16/27 #		2,485,000	2,379,387
Cleveland Electric Illuminating 5.50%
8/15/24		365,000	405,581
CMS Energy 6.25% 2/1/20		2,210,000	2,330,499
ComEd Financing III 6.35% 3/15/33		2,055,000	2,203,987
Dominion Energy 3.625% 12/1/24		1,645,000	1,631,865
DTE Energy
2.85% 10/1/26		1,565,000	1,443,048
3.30% 6/15/22		1,810,000	1,810,665
Duke Energy 2.65% 9/1/26		3,525,000	3,220,951
Emera 6.75% 6/15/76 µ		4,545,000	4,931,325
Enel 144A 8.75% 9/24/73 #µ		3,502,000	4,163,003
Enel Finance International 144A 3.625%
5/25/27 #		6,830,000	6,513,076
Entergy Louisiana
3.12% 9/1/27		1,170,000	1,126,805
4.05% 9/1/23		4,045,000	4,142,262
4.95% 1/15/45		545,000	557,318
Exelon
3.497% 6/1/22		2,700,000	2,675,839
3.95% 6/15/25		1,045,000	1,049,116
Fortis 3.055% 10/4/26		3,390,000	3,145,436
Great Plains Energy 4.85% 6/1/21		1,195,000	1,237,803
Israel Electric 144A 4.25% 8/14/28 #		1,870,000	1,838,081
Kansas City Power & Light 3.65%
8/15/25		3,445,000	3,458,739
LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,906,431
Mississippi Power 3.95% 3/30/28		2,170,000	2,186,416
National Rural Utilities Cooperative
Finance
4.75% 4/30/43 µ		2,830,000	2,904,835
5.25% 4/20/46 µ		990,000	1,054,786
New York State Electric & Gas 144A
3.25% 12/1/26 #		2,495,000	2,432,681
Newfoundland & Labrador Hydro 3.60%
12/1/45	CAD	400,000	325,232
NextEra Energy Capital Holdings 3.55%
5/1/27		2,351,000	2,287,506
NV Energy 6.25% 11/15/20		2,380,000	2,569,796
Pennsylvania Electric 5.20% 4/1/20		220,000	227,567
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		1,675,000	1,614,638
144A 5.25% 5/15/47 #		1,455,000	1,426,761
Public Service Co. of Oklahoma 5.15%
12/1/19		1,705,000	1,763,866
Southwestern Electric Power 3.85%
2/1/48		4,135,000	3,936,815
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #		1,190,000	1,198,607
			96,104,524
Energy – 5.54%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #		1,575,000	1,507,669
144A 4.60% 11/2/47 #		1,800,000	1,752,795
Alta Mesa Holdings 7.875% 12/15/24		190,000	198,787
AmeriGas Partners 5.875% 8/20/26		1,610,000	1,581,825
Anadarko Petroleum 6.60% 3/15/46		4,130,000	5,202,866
Andeavor Logistics 5.25% 1/15/25		900,000	916,110
Cheniere Corpus Christi Holdings
5.875% 3/31/25		710,000	745,500
Crestwood Midstream Partners 5.75%
4/1/25		1,050,000	1,044,750
Diamondback Energy 4.75% 11/1/24		2,295,000	2,277,787
Ecopetrol
5.875% 9/18/23		805,000	863,363
7.375% 9/18/43		690,000	811,613
Enbridge
3.70% 7/15/27		2,760,000	2,649,004
6.00% 1/15/77 µ		1,585,000	1,569,150
6.25% 3/1/78 µ		1,150,000	1,141,347
Energy Transfer Equity
5.50% 6/1/27		120,000	120,600
7.50% 10/15/20		1,105,000	1,192,709
Energy Transfer Partners
6.125% 12/15/45		3,115,000	3,238,998
6.625% µψ		3,355,000	3,197,734
9.70% 3/15/19		2,189,000	2,322,148
EnLink Midstream Partners 6.00% µψ		1,120,000	1,048,092
Enterprise Products Operating 4.25%
2/15/48		1,700,000	1,660,750
Gazprom OAO Via Gaz Capital 144A
4.95% 3/23/27 #		2,440,000	2,425,697
Genesis Energy 6.75% 8/1/22		1,815,000	1,871,719
Gran Tierra Energy International Holdings
144A 6.25% 2/15/25 #		1,395,000	1,367,100
Gulfport Energy
6.00% 10/15/24		1,255,000	1,196,956
6.625% 5/1/23		595,000	603,925
Hilcorp Energy I 144A 5.75% 10/1/25 #		90,000	89,550
Holly Energy Partners 144A 6.00%
8/1/24 #		110,000	112,750
KazTransGas 144A 4.375% 9/26/27 #		1,465,000	1,410,471
Kinder Morgan 4.30% 3/1/28		2,640,000	2,634,433
Kunlun Energy 144A 2.875% 5/13/20 #		850,000	844,118
Laredo Petroleum 6.25% 3/15/23		700,000	705,250
Marathon Oil 5.20% 6/1/45		795,000	837,713
MPLX
4.50% 4/15/38		2,590,000	2,548,109

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
4.70% 4/15/48	3,005,000	$2,952,973
4.875% 12/1/24	4,195,000	4,402,929
5.20% 3/1/47	340,000	356,042
Murphy Oil 6.875% 8/15/24	2,540,000	2,654,300
Murphy Oil USA
5.625% 5/1/27	360,000	363,150
6.00% 8/15/23	2,150,000	2,225,250
Nabors Industries 144A 5.75% 2/1/25 #	850,000	803,250
Newfield Exploration
5.375% 1/1/26	140,000	145,250
5.75% 1/30/22	1,140,000	1,197,000
Noble Energy
3.85% 1/15/28	5,555,000	5,469,036
4.95% 8/15/47	435,000	454,194
5.05% 11/15/44	1,370,000	1,434,968
NuStar Logistics 5.625% 4/28/27	745,000	724,513
Oasis Petroleum
6.50% 11/1/21	655,000	666,463
6.875% 3/15/22	110,000	111,841
Occidental Petroleum 4.20% 3/15/48	3,120,000	3,145,186
ONEOK 7.50% 9/1/23	3,525,000	4,111,184
Pertamina Persero
144A 4.875% 5/3/22 #	320,000	330,923
144A 5.625% 5/20/43 #	860,000	883,907
Peru LNG Srl 144A 5.375% 3/22/30 #	1,710,000	1,727,955
Perusahaan Gas Negara Persero 144A
5.125% 5/16/24 #	1,410,000	1,458,046
Petrobras Global Finance
144A 5.299% 1/27/25 #	1,296,000	1,281,420
6.75% 1/27/41	1,100,000	1,075,250
7.25% 3/17/44	1,035,000	1,058,288
7.375% 1/17/27	1,250,000	1,355,625
Petroleos Mexicanos
6.50% 3/13/27	865,000	924,901
6.75% 9/21/47	1,099,000	1,114,804
Precision Drilling
144A 7.125% 1/15/26 #	420,000	416,850
7.75% 12/15/23	625,000	652,344
QEP Resources
5.25% 5/1/23	1,350,000	1,306,179
5.625% 3/1/26	295,000	279,513
Raizen Fuels Finance 144A 5.30%
1/20/27 #	1,130,000	1,144,690
Rio Energy 144A 6.875% 2/1/25 #	2,205,000	2,182,950
Sabine Pass Liquefaction
5.625% 3/1/25	2,270,000	2,441,290
5.75% 5/15/24	3,700,000	3,986,047
5.875% 6/30/26	2,735,000	2,992,399
Sempra Energy
3.40% 2/1/28	1,475,000	1,413,464
3.80% 2/1/38	1,845,000	1,741,514
SEPLAT Petroleum Development 144A
9.25% 4/1/23 #	1,315,000	1,318,288
Shell International Finance 4.375%
5/11/45	469,000	498,723
Southwestern Energy
4.10% 3/15/22	555,000	534,188
6.70% 1/23/25	235,000	229,125
Summit Midstream Holdings 5.75%
4/15/25	1,100,000	1,053,250
Targa Resources Partners 5.375%
2/1/27	1,715,000	1,715,000
Tecpetrol 144A 4.875% 12/12/22 #	3,140,000	3,073,275
Tengizchevroil Finance Co. International
144A 4.00% 8/15/26 #	1,840,000	1,763,180
Transcanada Trust 5.875% 8/15/76 µ	1,475,000	1,541,375
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	1,090,000	1,065,856
144A 4.60% 3/15/48 #	1,295,000	1,256,248
Transocean 144A 9.00% 7/15/23 #	170,000	181,475
Transocean Proteus 144A 6.25%
12/1/24 #	711,000	726,109
Tullow Oil 144A 7.00% 3/1/25 #	2,375,000	2,377,969
Western Gas Partners 5.30% 3/1/48	1,610,000	1,597,829
WildHorse Resource Development
6.875% 2/1/25	200,000	201,500
Williams Partners 4.85% 3/1/48	1,005,000	996,993
Woodside Finance 144A 8.75%
3/1/19 #	3,220,000	3,395,160
YPF
144A 7.00% 12/15/47 #	1,410,000	1,267,590
144A 27.125% (BADLARPP + 4.00%)
7/7/20 #●	3,175,000	2,555,875
		140,026,284
Finance Companies – 1.23%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	3,920,000	4,248,300
AerCap Ireland Capital 3.65% 7/21/27	7,800,000	7,313,512
Air Lease
3.00% 9/15/23	2,330,000	2,234,374
3.625% 4/1/27	4,175,000	3,985,511
Aviation Capital Group
144A 3.50% 11/1/27 #	1,885,000	1,770,938
144A 4.875% 10/1/25 #	2,480,000	2,603,068
BOC Aviation 144A 2.375% 9/15/21 #	2,120,000	2,042,062
Equate Petrochemical 144A 3.00%
3/3/22 #	1,370,000	1,325,198
International Lease Finance 8.625%
1/15/22	3,390,000	3,955,905
Temasek Financial I 144A 2.375%
1/23/23 #	1,615,000	1,565,929

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Finance Companies (continued)
Temasek Financial I 144A 2.375%
1/23/23 #	1,615,000	1,565,929
		31,044,797
Healthcare – 0.51%
DaVita 5.00% 5/1/25	1,401,000	$1,357,639
Encompass Health
5.125% 3/15/23	595,000	605,413
5.75% 11/1/24	1,960,000	1,999,200
5.75% 9/15/25	610,000	625,250
HCA
5.375% 2/1/25	2,425,000	2,437,125
7.58% 9/15/25	80,000	88,100
Hill-Rom Holdings
144A 5.00% 2/15/25 #	595,000	592,769
144A 5.75% 9/1/23 #	765,000	795,600
MPH Acquisition Holdings 144A 7.125%
6/1/24 #	855,000	884,925
Tenet Healthcare 144A 5.125%
5/1/25 #	3,125,000	3,015,625
Universal Health Services 144A 5.00%
6/1/26 #	485,000	489,850
		12,891,496
Insurance – 1.39%
Acrisure 144A 7.00% 11/15/25 #	2,566,000	2,469,775
AssuredPartners 144A 7.00% 8/15/25 #	2,844,000	2,815,560
AXIS Specialty Finance 4.00% 12/6/27	2,870,000	2,771,532
HUB International 144A 7.875%
10/1/21 #	300,000	310,875
MetLife
3.60% 4/10/24	2,525,000	2,529,959
6.40% 12/15/36	110,000	120,863
6.817% 8/15/18	225,000	228,365
144A 9.25% 4/8/38 #	2,655,000	3,624,075
NFP 144A 6.875% 7/15/25 #	2,645,000	2,638,387
Nuveen Finance
144A 2.95% 11/1/19 #	1,885,000	1,880,895
144A 4.125% 11/1/24 #	1,615,000	1,645,927
Progressive
2.45% 1/15/27	1,505,000	1,381,227
4.125% 4/15/47	1,095,000	1,108,917
Prudential Financial
4.50% 11/15/20	795,000	825,897
5.375% 5/15/45 µ	1,730,000	1,775,413
USIS Merger Sub 144A 6.875%
5/1/25 #	3,663,000	3,672,158
Voya Financial 144A 4.70% 1/23/48 #µ	2,160,000	1,967,395
XLIT
4.179% (LIBOR03M + 2.458%) ψ●	1,325,000	1,318,375
5.50% 3/31/45	1,980,000	2,176,248
		35,261,843
Media – 0.77%
Altice France 144A 6.25% 5/15/24 #	1,880,000	1,778,950
AMC Networks 4.75% 8/1/25	1,140,000	1,101,388
CCO Holdings
144A 5.125% 5/1/27 #	720,000	685,368
144A 5.50% 5/1/26 #	1,045,000	1,025,406
144A 5.75% 2/15/26 #	200,000	199,502
144A 5.875% 5/1/27 #	150,000	150,375
Gray Television 144A 5.875% 7/15/26 #	1,095,000	1,067,625
Nexstar Broadcasting 144A 5.625%
8/1/24 #	1,620,000	1,591,164
Nielsen Co. Luxembourg 144A 5.00%
2/1/25 #	1,885,000	1,863,794
Sirius XM Radio
144A 5.00% 8/1/27 #	510,000	481,950
144A 5.375% 4/15/25 #	2,706,000	2,692,470
Tribune Media 5.875% 7/15/22	622,000	633,663
UPCB Finance IV 144A 5.375%
1/15/25 #	1,198,000	1,162,060
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	2,095,000	2,024,294
VTR Finance 144A 6.875% 1/15/24 #	2,925,000	3,053,729
		19,511,738
Real Estate Investment Trusts – 0.93%
Alexandria Real Estate Equities 3.45%
4/30/25	1,095,000	1,060,347
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,715,081
5.25% 2/15/24	1,755,000	1,847,160
CubeSmart 3.125% 9/1/26	1,825,000	1,698,502
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	2,223,883
ESH Hospitality 144A 5.25% 5/1/25 #	1,340,000	1,306,902
Goodman US Finance Three 144A
3.70% 3/15/28 #	905,000	870,863
Hospitality Properties Trust 4.50%
3/15/25	2,025,000	2,047,885
Host Hotels & Resorts
3.75% 10/15/23	710,000	702,413
3.875% 4/1/24	890,000	879,816
4.50% 2/1/26	1,680,000	1,702,549
Hudson Pacific Properties 3.95%
11/1/27	1,160,000	1,113,240
Kilroy Realty 3.45% 12/15/24	1,960,000	1,903,660
Life Storage
3.50% 7/1/26	1,620,000	1,549,454
3.875% 12/15/27	745,000	718,451
Regency Centers 3.60% 2/1/27	345,000	331,097
Trust F/1401 144A 5.25% 1/30/26 #	200,000	203,500
WP Carey 4.60% 4/1/24	1,680,000	1,723,458
		23,598,261

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Services – 0.32%
Advanced Disposal Services 144A
5.625% 11/15/24 #	200,000	$202,500
Avis Budget Car Rental 144A 6.375%
4/1/24 #	605,000	615,587
Covanta Holding 5.875% 7/1/25	600,000	583,500
GEO Group
5.125% 4/1/23	390,000	387,075
6.00% 4/15/26	130,000	128,050
Herc Rentals 144A 7.75% 6/1/24 #	1,087,000	1,182,113
Iron Mountain US Holdings 144A 5.375%
6/1/26 #	995,000	956,444
KAR Auction Services 144A 5.125%
6/1/25 #	515,000	513,713
Prime Security Services Borrower 144A
9.25% 5/15/23 #	1,524,000	1,655,445
United Rentals North America 5.50%
5/15/27	1,865,000	1,883,650
		8,108,077
Technology – 1.17%
Apple 2.75% 1/13/25	4,050,000	3,899,354
Baidu 4.375% 3/29/28	2,085,000	2,092,054
Broadcom 3.50% 1/15/28	6,145,000	5,783,727
CDK Global
144A 4.875% 6/1/27 #	1,105,000	1,066,325
5.00% 10/15/24	2,050,000	2,096,125
CDW Finance 5.00% 9/1/25	800,000	800,000
CommScope Technologies 144A 5.00%
3/15/27 #	1,860,000	1,771,650
Corning 4.375% 11/15/57	1,325,000	1,223,200
Dell International 144A 6.02% 6/15/26 #	4,290,000	4,624,758
First Data 144A 5.75% 1/15/24 #	1,195,000	1,206,950
Genesys Telecommunications
Laboratories 144A 10.00%
11/30/24 #	50,000	55,625
Infor US 6.50% 5/15/22	170,000	173,825
NXP 144A 4.625% 6/1/23 #	1,580,000	1,612,074
Solera 144A 10.50% 3/1/24 #	120,000	134,100
Symantec 144A 5.00% 4/15/25 #	1,260,000	1,273,521
Tencent Holdings 144A 3.925%
1/19/38 #	1,880,000	1,786,654
		29,599,942
Transportation – 0.61%
Adani Abbot Point Terminal 144A 4.45%
12/15/22 #	3,550,000	3,348,711
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	615,059	602,757
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	430,015	426,488
American Airlines 2016-1 Class AA Pass
Through Trust 3.575% 1/15/28 ⧫	691,457	685,849
Penske Truck Leasing 144A 4.20%
4/1/27 #	2,795,000	2,820,925
Transnet SOC 144A 4.00% 7/26/22 #	1,358,000	1,327,048
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 ⧫	726,955	736,122
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,221,643	1,214,985
United Airlines 2016-1 Class AA Pass
Through Trust 3.10% 7/7/28 ⧫	1,080,712	1,044,376
United Parcel Service 5.125% 4/1/19	2,180,000	2,239,868
XPO Logistics 144A 6.125% 9/1/23 #	1,048,000	1,085,990
		15,533,119
Utilities – 0.28%
Aegea Finance 144A 5.75% 10/10/24 #	2,145,000	2,134,275
AES Andres 144A 7.95% 5/11/26 #	1,960,000	2,102,414
Calpine 144A 5.25% 6/1/26 #	2,660,000	2,576,875
Dynegy 144A 8.00% 1/15/25 #	362,000	395,485
		7,209,049
Total Corporate Bonds
(cost $1,051,977,178)		1,044,315,974

Loan Agreements – 9.64%
Acrisure Tranche B 1st Lien 5.991%
(LIBOR03M + 4.25%) 11/22/23 ●	2,060,000	2,094,763
Air Medical Group Holdings 1st Lien
4.936% (LIBOR03M + 3.25%)
4/28/22 ●	4,741,874	4,767,437
Albertson’s Tranche B 1st Lien 4.627%
(LIBOR03M + 2.75%) 8/25/21 ●	2,812,960	2,785,612
Alpha 3 Tranche B1 1st Lien 5.302%
(LIBOR03M + 3.00%) 1/31/24 ●	491,288	495,586
Altice France Tranche B 1st Lien 4.522%
(LIBOR03M + 2.75%) 7/18/25 ●	2,347,263	2,279,779
Altice France Tranche B12 1st Lien
4.72% (LIBOR03M + 3.00%)
1/31/26 ●	1,019,774	989,691
American Airlines Tranche B 1st Lien
3.777% (LIBOR03M + 2.00%)
12/14/23 ●	2,048,480	2,052,687
American Tire Distributors 1st Lien
6.244% (LIBOR03M + 4.25%)
9/1/21 ●	1,345,765	1,363,638
Applied Systems 2nd Lien 8.693%
(LIBOR03M + 7.00%) 9/19/25 ●	2,085,000	2,160,581
Aramark Services Tranche B 1st Lien
3.877% (LIBOR03M + 2.00%)
3/11/25 ●	1,047,375	1,057,412
Assured Partners Tranche B 1st Lien
5.377% (LIBOR03M + 3.50%)
10/22/24 ●	2,317,710	2,325,822

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Assured Partners Tranche B 1st Lien
5.609% (LIBOR03M + 3.25%)
10/22/24 ●	420,000	$420,000
ATI Holdings Acquisition Tranche B 1st
Lien 5.204% (LIBOR03M + 3.50%)
5/10/23 ●	1,612,642	1,625,996
ATS Consolidated Tranche B 1st Lien
5.398% (LIBOR03M + 3.75%)
3/1/25 ●	2,135,000	2,156,350
Avaya Tranche B Exit 1st Lien 6.536%
(LIBOR03M + 4.75%) 12/15/24 ●	598,500	603,799
Avis Budget Car Rental Tranche B 1st
Lien 3.65% (LIBOR03M + 2.00%)
2/13/25 ●	1,526,175	1,530,706
Blue Ribbon 1st Lien 5.695%
(LIBOR03M + 4.00%) 11/13/21 ●	1,780,623	1,779,510
Builders FirstSource 1st Lien 5.302%
(LIBOR03M + 3.00%) 2/29/24 ●	2,953,977	2,969,801
BWAY Tranche B 1st Lien 4.958%
(LIBOR03M + 3.25%) 4/3/24 ●	1,841,088	1,852,403
CH Hold 2nd Lien 8.898% (LIBOR03M +
7.25%) 2/1/25 =●	965,000	981,888
Change Healthcare Holdings Tranche B
1st Lien 4.398% (LIBOR03M + 2.75%)
3/1/24 ●	2,421,348	2,429,924
Charter Communications Operating 1st
Lien 3.88% (LIBOR03M + 2.00%)
4/30/25 ●	1,460,000	1,466,935
Chemours 1st Lien 4.109% (LIBOR03M
+ 1.75%) 3/26/25 ●	1,675,000	1,676,047
Chemours Tranche B1 1st Lien 4.15%
(LIBOR03M + 2.50%) 5/12/22 ●	1,490,000	1,490,931
Chesapeake Energy 1st Lien 9.444%
(LIBOR03M + 7.50%) 8/23/21 ●	3,660,000	3,889,892
CityCenter Holdings Tranche B 1st Lien
4.377% (LIBOR03M + 2.50%)
4/18/24 ●	2,237,050	2,249,808
Community Health Systems Tranche G
1st Lien 5.112% (LIBOR03M + 2.75%)
12/31/19 ●	1,210,000	1,182,775
Community Health Systems Tranche H
1st Lien 4.984% (LIBOR03M + 3.00%)
1/27/21 ●	605,000	582,775
Constellis Holdings 1st Lien 7.302%
(LIBOR03M + 5.00%) 4/21/24 ●	1,081,825	1,092,981
Constellis Holdings 2nd Lien 11.302%
(LIBOR03M + 9.00%) 4/21/25 ●	610,000	619,150
Core & Main Tranche B 1st Lien 5.006%
(LIBOR03M + 3.00%) 8/1/24 ●	1,510,000	1,517,786
CROWN Americas Tranche B 1st Lien
4.355% (LIBOR03M + 2.00%)
1/29/25 ●	1,555,000	$1,570,412
CSC Holdings Tranche B 1st Lien
4.036% (LIBOR03M + 2.25%)
7/17/25 ●	803,925	804,126
4.277% (LIBOR03M + 2.50%)
1/12/26 ●	800,000	801,125
Dakota Holdings Tranche B 1st Lien
5.552% (LIBOR03M + 3.25%)
2/13/25 ●	1,200,000	1,205,250
DaVita Tranche B 1st Lien 4.627%
(LIBOR03M + 2.75%) 6/24/21 ●	339,840	343,265
Deck Chassis Acquisition 2nd Lien
7.67% (LIBOR03M + 6.00%)
6/15/23 =●	770,000	784,438
Delek US Holdings 1st Lien 4.401%
(LIBOR03M + 2.50%) 3/30/25 ●	910,000	914,550
DG Investment Intermediate Holdings 2
1st Lien 5.302% (LIBOR03M + 3.00%)
1/29/25 ●	1,525,000	1,523,730
Digicel International Finance Tranche B
1st Lien 5.02% (LIBOR03M + 3.25%)
5/10/24 ●	2,562,707	2,554,699
Dynegy Tranche C 1st Lien 4.604%
(LIBOR03M + 2.75%) 2/7/24 ●	2,867,927	2,889,437
Energy Transfer Equity Tranche B 1st
Lien 3.854% (LIBOR03M + 2.00%)
2/2/24 ●	905,000	904,293
ESH Hospitality Tranche B 1st Lien
4.127% (LIBOR03M + 2.25%)
8/30/23 ●	1,636,041	1,647,544
ExamWorks Group Tranche B 1st Lien
5.127% (LIBOR03M + 3.25%)
7/27/23 ●	2,245,871	2,265,803
5.605% (LIBOR03M + 3.25%)
7/27/23 ●	985,000	993,742
First Data 1st Lien
4.122% (LIBOR03M + 2.25%)
4/26/24 ●	4,207,574	4,219,187
4.122% (LIBOR03M + 2.25%)
7/10/22 ●	1,036,554	1,039,209
First Eagle Holdings Tranche B 1st Lien
4.693% (LIBOR03M + 3.00%)
12/1/22 ●	784,739	792,831
Flex Acquisition 1st Lien 4.695%
(LIBOR03M + 3.00%) 12/29/23 ●	1,027,238	1,033,337
Flying Fortress Holdings Tranche B 1st
Lien 4.052% (LIBOR03M + 1.75%)
10/30/22 ●	902,500	907,254

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Frontier Communications Tranche B 1st
Lien 5.63% (LIBOR03M + 3.75%)
6/15/24 ●	1,500,436	$1,483,556
Gardner Denver Tranche B 1st Lien
5.052% (LIBOR03M + 2.75%)
7/30/24 ●	2,939,872	2,958,044
Gates Global Tranche B2 1st Lien
5.302% (LIBOR03M + 3.00%)
3/31/24 ●	1,552,775	1,563,354
Genoa a QoL Healthcare 1st Lien
5.127% (LIBOR03M + 3.25%)
10/28/23 ●	1,797,728	1,811,211
Gopher Resource 1st Lien 5.478%
(LIBOR03M + 3.25%) 2/9/25 ●	1,510,000	1,524,629
Gray Television Tranche B 1st Lien
4.17% (LIBOR03M + 2.50%) 2/7/24 ●	1,695,707	1,705,069
Greeneden US Holdings II Tranche B3
1st Lien 5.193% (LIBOR03M + 3.50%)
12/1/23 ●	1,698,586	1,711,193
Greenhill & Co. Tranche B 1st Lien
5.621% (LIBOR03M + 3.75%)
10/12/22 ●	1,515,813	1,529,076
GVC Holdings 1st Lien 4.401%
(LIBOR03M + 2.50%) 3/16/24 ●	2,055,000	2,058,210
HCA Tranche B10 1st Lien 3.648%
(LIBOR03M + 2.00%) 3/13/25 ●	3,625,000	3,655,965
Hilton Worldwide Finance Tranche B2
1st Lien 3.872% (LIBOR03M + 2.00%)
10/25/23 ●	910,000	915,998
Hoya Midco Tranche B 1st Lien 5.648%
(LIBOR03M + 4.00%) 6/30/24 ●	1,245,588	1,249,480
HUB International Tranche B 1st Lien
4.839% (LIBOR03M + 3.00%)
10/2/20 ●	2,051,465	2,064,287
HVSC Merger Sub 1st Lien 6.302%
(LIBOR03M + 4.00%) 10/20/24 ●	1,351,613	1,365,550
HVSC Merger Sub 2nd Lien 10.022%
(LIBOR03M + 8.25%) 10/26/25 ●	715,000	722,150
Hyperion Insurance Group Tranche B 1st
Lien 5.188% (LIBOR03M + 3.50%)
12/20/24 ●	2,155,598	2,178,231
INEOS US Finance Tranche B 1st Lien
3.877% (LIBOR03M + 2.00%)
3/31/24 ●	1,920,188	1,927,987
Iron Mountain 1st Lien 3.648%
(LIBOR03M + 1.75%) 1/2/26 ●	3,660,000	3,661,526
JBS USA Tranche B 1st Lien 4.678%
(LIBOR03M + 2.50%) 10/30/22 ●	3,217,835	3,212,204
Jeld-Wen Tranche B4 1st Lien 4.302%
(LIBOR03M + 2.00%) 12/14/24 ●	1,521,188	1,528,603
Kingpin Intermediate Holdings Tranche B
1st Lien 5.92% (LIBOR03M + 4.25%)
7/3/24 ●	684,825	696,809
Kloeckner Pentaplast of America
Tranche B 1st Lien 6.127%
(LIBOR03M + 4.25%) 6/30/22 ●	1,413,898	1,366,178
Kraton Polymers Tranche B 4.859%
(LIBOR03M + 2.50%) 3/8/25 ●	573,944	578,517
Kronos 2nd Lien 10.023% (LIBOR03M +
8.25%) 11/1/24 ●	1,220,000	1,268,291
Kronos Tranche B 1st Lien 5.359%
(LIBOR03M + 3.00%) 11/1/23 ●	881,117	887,120
Lucid Energy Group II Borrower 1st Lien
4.786% (LIBOR03M + 3.00%)
2/18/25 ●	2,530,000	2,522,094
LUX HOLDCO III 1st Lien 4.901%
(LIBOR03M + 3.00%) 3/28/25 ●	1,530,000	1,544,105
Marketo Tranche B 1st Lien 5.043%
(LIBOR03M + 3.25%) 2/7/25 ●	920,000	919,281
MGM Growth Properties Operating
Partnership 3.901% (LIBOR03M +
2.00%) 3/25/25 ●	1,510,000	1,515,474
MPH Acquisition Holdings Tranche B 1st
Lien 5.302% (LIBOR03M + 3.00%)
6/7/23 ●	3,321,084	3,340,805
NCI Building Systems Tranche B 1st Lien
3.877% (LIBOR03M + 2.00%)
2/8/25 ●	1,575,000	1,578,544
NFP Tranche B 1st Lien 4.877%
(LIBOR03M + 3.00%) 1/8/24 ●	1,645,833	1,652,211
Nielsen Finance Tranche B4 1st Lien
3.718% (LIBOR03M + 2.00%)
10/4/23 ●	1,530,000	1,536,588
ON Semiconductor Tranche B 1st Lien
3.877% (LIBOR03M + 2.00%)
3/31/23 ●	1,475,160	1,484,655
Panda Hummel Tranche B1 1st Lien
7.877% (LIBOR03M + 6.00%)
10/27/22 ●	1,205,000	1,173,369
Panda Stonewall Tranche B 1st Lien
7.193% (LIBOR03M + 5.50%)
11/13/21 =●	995,995	978,565
Patriot Container 1st Lien 5.322%
(LIBOR03M + 3.50%) 3/20/25 ●	1,395,000	1,405,463
Patriot Container 2nd Lien 9.572%
(LIBOR03M + 7.75%) 3/20/26 ●	465,000	456,863
Penn National Gaming Tranche B 1st
Lien 4.377% (LIBOR03M + 2.50%)
1/19/24 ●	2,099,800	2,115,985

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
PharMerica Tranche B 1st Lien 5.211%
(LIBOR03M + 3.50%) 12/6/24 ●	1,355,000	$1,362,622
PharMerica Tranche B 2nd Lien 9.461%
(LIBOR03M + 7.75%) 12/7/25 ●	1,370,000	1,376,850
Phoenix Services Merger Sub 5.414%
(LIBOR03M + 3.75%) 3/1/25 ●	915,000	920,719
Pisces Midco Tranche B 1st Lien 6.109%
(LIBOR03M + 3.75%) 4/12/25 ●	1,795,000	1,786,025
Plastipak Holdings Tranche B 1st Lien
4.63% (LIBOR03M + 2.75%)
10/12/24 ●	1,521,178	1,531,320
PQ 1st Lien 4.291% (LIBOR03M +
2.50%) 2/8/25 ●	2,897,392	2,910,587
Prestige Brands 1st Lien 4.222%
(LIBOR03M + 2.00%) 1/26/24 ●	1,460,000	1,465,475
Radiate Holdco 1st Lien 4.877%
(LIBOR03M + 3.00%) 2/1/24 ●	3,870,900	3,866,867
Republic of Angola 8.032% (LIBOR06M
+ 6.25%) 12/16/23 =●	3,288,751	2,992,763
Ring Container Technologies Group 1st
Lien 4.627% (LIBOR03M + 2.75%)
10/31/24 ●	1,192,013	1,197,228
Russell Investments US Institutional
Holdco Tranche B 1st Lien 5.943%
(LIBOR03M + 4.25%) 6/1/23 ●	3,794,921	3,826,347
Sable International Finance Tranche B4
1st Lien 5.127% (LIBOR03M + 3.25%)
2/2/26 ●	475,000	476,892
Scientific Games International Tranche
B5 1st Lien 4.744% (LIBOR03M +
2.75%) 8/14/24 ●	4,297,275	4,318,091
Sigma US Tranche B 1st Lien 5.035%
(LIBOR03M + 3.00%) 3/7/25 ●	2,505,000	2,513,349
Sinclair Television Group Tranche B 1st
Lien 4.311% (LIBOR03M + 2.50%)
12/12/24 ●	1,190,000	1,197,580
Sinclair Television Group Tranche B2 1st
Lien 4.13% (LIBOR03M + 2.25%)
1/3/24 ●	1,223,088	1,229,713
SMG US Midco 2 1st Lien 4.89%
(LIBOR03M + 3.25%) 1/23/25 ●	605,000	611,680
SMG US Midco 2 2nd Lien 8.877%
(LIBOR03M + 7.00%) 1/23/26 ●	605,000	619,116
Sprint Communications Tranche B 1st
Lien 4.438% (LIBOR03M + 2.50%)
2/2/24 ●	3,184,218	3,188,695
SS&C Technologies Tranche B3 1st Lien
4.397% (LIBOR03M + 2.50%)
3/9/25 ●	3,590,000	3,612,718
StandardAero Aviation Holdings 1st Lien
5.63% (LIBOR03M + 3.75%) 7/7/22 ●	2,154,320	2,177,042
Staples 1st Lien 5.787% (LIBOR03M +
4.00%) 9/12/24 ●	708,225	702,913
Stars Group Holdings 2nd Lien 9.302%
(LIBOR03M + 7.00%) 8/1/22 ●	757,262	761,616
Stars Group Holdings Tranche B 1st Lien
5.359% (LIBOR03M + 3.00%)
4/6/25 ●	3,600,000	3,591,000
5.802% (LIBOR03M + 3.50%)
8/1/21 ●	2,967,644	2,986,008
Summit Materials Tranche B 1st Lien
4.127% (LIBOR03M + 2.25%)
11/10/24 ●	1,436,400	1,447,621
Summit Midstream Partners Holdings
Tranche B 1st Lien 7.877%
(LIBOR03M + 6.00%) 5/21/22 ●	2,263,322	2,297,272
Surgery Center Holdings 1st Lien 5.13%
(LIBOR03M + 3.25%) 8/31/24 ●	2,842,159	2,844,379
Syneos Health Tranche B 1st Lien
3.898% (LIBOR03M + 2.25%)
6/26/24 ●	1,388,949	1,395,242
Team Health Holdings Tranche B 1st
Lien 4.627% (LIBOR03M + 2.75%)
2/6/24 ●	1,049,655	1,007,668
Telenet Financing USD 1st Lien 4.277%
(LIBOR03M + 2.50%) 3/1/26 ●	1,005,000	1,011,101
Telenet Financing USD Tranche B 1st
Lien 4.855% (LIBOR03M + 2.50%)
3/1/26 ●	475,000	477,884
TerraForm Power Operating Tranche B
1st Lien 4.627% (LIBOR03M + 2.75%)
11/8/22 ●	1,510,000	1,518,966
Titan Acquisition 1st Lien 5.056%
(LIBOR03M + 3.00%) 3/28/25 ●	2,270,000	2,268,050
TMS International 1st Lien 4.627%
(LIBOR03M + 2.75%) 8/14/24 ●	605,000	607,458
TransDigm Tranche F 1st Lien 5.052%
(LIBOR03M + 2.75%) 6/9/23 ●	2,997,235	3,012,221
Tribune Media Tranche B 1st Lien
4.877% (LIBOR03M + 3.00%)
12/27/20 ●	65,997	66,183
Tribune Media Tranche C 1st Lien
4.877% (LIBOR03M + 3.00%)
1/27/24 ●	822,568	825,006
Trident TPI Holdings 1st Lien 5.127%
(LIBOR03M + 3.25%) 10/5/24 ●	1,910,213	1,918,570
Tronox Finance Tranche B 1st Lien
5.302% (LIBOR03M + 3.00%)
9/22/24 ●	1,120,000	1,130,851

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Unitymedia Finance Tranche D 1st Lien
4.027% (LIBOR03M + 2.25%)
1/15/26 ●	575,000	$574,910
Univision Communications Tranche C
1st Lien 4.627% (LIBOR03M + 2.75%)
3/15/24 ●	1,622,043	1,598,979
UPC Financing Partnership Tranche AR
1st Lien 4.277% (LIBOR03M + 2.50%)
1/15/26 ●	560,000	562,400
USI Tranche B 1st Lien 5.302%
(LIBOR03M + 3.00%) 5/16/24 ●	4,099,400	4,116,052
USIC Holdings Tranche SR 1st Lien
5.004% (LIBOR03M + 3.50%)
12/9/23 ●	1,703,438	1,716,568
USS Ultimate Holdings 2nd Lien 9.627%
(LIBOR03M + 7.75%) 8/25/25 ●	295,000	299,118
Utz Quality Foods 1st Lien 5.354%
(LIBOR03M + 3.50%) 11/21/24 ●	900,000	909,985
Valeant Pharmaceuticals International
Tranche B 1st Lien 5.24% (LIBOR03M
+ 3.50%) 4/1/22 ●	1,146,014	1,159,552
VC GB Holdings 2nd Lien 9.877%
(LIBOR03M + 8.00%) 2/28/25 =●	485,000	490,456
Virgin Media Bristol Tranche K 1st Lien
4.277% (LIBOR03M + 2.50%)
1/15/26 ●	855,000	860,344
Western Digital Tranche B 1st Lien
3.877% (LIBOR03M + 2.00%)
4/29/23 ●	477,881	481,316
WideOpenWest Finance Tranche B 1st
Lien 5.104% (LIBOR03M + 3.25%)
8/19/23 ●	1,611,930	1,577,174
Wink Holdco 2nd Lien 8.42%
(LIBOR03M + 6.75%) 12/1/25 ●	676,000	674,733
Wyndham Hotels & Resorts Tranche B
1st Lien 4.109% (LIBOR03M + 1.75%)
3/29/25 ●	1,155,000	1,155,000
XPO Logistics Tranche B 1st Lien 3.92%
(LIBOR03M + 2.00%) 2/24/25 ●	3,030,000	3,044,583
Zayo Group Tranche B2 1st Lien 3.871%
(LIBOR03M + 2.25%) 1/19/24 ●	1,886,757	1,898,843
Zekelman Industries 1st Lien 4.999%
(LIBOR03M + 2.75%) 6/14/21 ●	2,123,105	2,137,171
Total Loan Agreements
(cost $242,433,921)		243,842,809

Municipal Bonds – 0.14%
Buckeye, Ohio Tobacco Settlement
Financing Authority
(Asset-Backed Senior Turbo) Series
A-2 5.875% 6/1/47	405,000	400,444
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	120,000	141,734
South Carolina Public Service Authority
Series D 4.77% 12/1/45	340,000	370,926
State of California Various Purposes
(Taxable Build America Bonds)
7.55% 4/1/39	925,000	1,412,013
Texas Water Development Board (2016
State Water Implementation)
Series A 5.00% 10/15/45	290,000	326,349
(Water Implementation Revenue)
Series B 5.00% 10/15/46	795,000	910,696
Total Municipal Bonds
(cost $3,603,777)		3,562,162

Non-Agency Asset-Backed
Securities – 1.88%
American Express Credit Account Master
Trust
Series 2013-2 A 2.197% (LIBOR01M +
0.42%, Floor 0.42%) 5/17/21 ●	960,000	961,824
Series 2017-5 A 2.157% (LIBOR01M +
0.38%) 2/18/25 ●	1,025,000	1,031,854
Series 2018-3 A 2.097% (LIBOR01M +
0.32%) 10/15/25 ●	1,745,000	1,746,091
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	2,775,000	2,764,308
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.107% (LIBOR01M +
0.33%, Floor 0.33%) 3/15/23 ●	540,000	541,845
Capital One Multi-Asset Execution Trust
Series 2016-A1 A1 2.227%
(LIBOR01M + 0.45%) 2/15/22 ●	1,000,000	1,003,100
Chase Issuance Trust
Series 2017-A1 A 2.077% (LIBOR01M
+ 0.30%) 1/18/22 ●	1,745,000	1,749,697
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.474%
(LIBOR01M + 0.62%, Floor 0.62%)
4/22/26 ●	620,000	624,255
Series 2017-A7 A7 2.081%
(LIBOR01M + 0.37%) 8/8/24 ●	1,390,000	1,394,722
CNH Equipment Trust
Series 2016-B A2B 2.177%
(LIBOR01M + 0.40%) 10/15/19 ●	27,079	27,083
Discover Card Execution Note Trust
Series 2017-A5 A5 2.377%
(LIBOR01M + 0.60%) 12/15/26 ●	3,435,000	3,464,482
Series 2017-A7 A7 2.137%
(LIBOR01M + 0.36%) 4/15/25 ●	1,525,000	1,530,660

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Ford Credit Auto Owner Trust
Series 2018-1 A 144A
3.19% 7/15/31 #	3,365,000	$3,353,461
Ford Credit Floorplan Master Owner
Trust A
Series 2017-1 A2 2.197% (LIBOR01M
+ 0.42%) 5/15/22 ●	630,000	631,993
Golden Credit Card Trust
Series 2014-2A A 144A 2.227%
(LIBOR01M + 0.45%) 3/15/21 #●	1,195,000	1,197,860
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	3,766,500	3,671,095
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	555,000	552,460
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 2.357%
(LIBOR01M + 0.58%) 5/15/20 #●	1,665,000	1,665,999
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A 3.222%
(LIBOR01M + 1.35%) 9/27/21 #●	1,125,000	1,130,113
Nissan Auto Lease Trust
Series 2016-B A3 1.50% 7/15/19	2,080,000	2,071,018
PFS Financing
Series 2018-A A 144A 2.177%
(LIBOR01M + 0.40%) 2/15/22 #●	1,085,000	1,084,973
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	1,028,446	1,020,324
Series 2016-1 A1B 144A
2.75% 2/25/55 #●	656,413	651,317
Series 2016-2 A1 144A
3.00% 8/25/55 #●	676,120	671,177
Series 2016-3 A1 144A
2.25% 4/25/56 #●	932,699	917,870
Series 2017-1 A1 144A
2.75% 10/25/56 #●	786,169	777,441
Series 2017-2 A1 144A
2.75% 4/25/57 #●	451,968	448,681
Series 2017-4 M1 144A
3.25% 6/25/57 #●	1,505,000	1,443,079
Series 2018-1 A1 144A
3.00% 1/25/58 #●	741,782	737,826
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.627%
(LIBOR01M + 0.85%) 12/15/20 #●	1,800,000	1,808,980
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	1,490,000	1,473,199
Series 2017-1A A 144A
2.06% 9/20/21 #	1,620,000	1,604,083
Volvo Financial Equipment Master Owner
Trust
Series 2017-A A 144A 2.277%
(LIBOR01M + 0.50%) 11/15/22 #●	2,500,000	2,512,889
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	1,172,063	1,157,810
Total Non-Agency Asset-Backed
Securities
(cost $47,565,916)		47,423,569

Non-Agency Collateralized Mortgage
Obligations – 1.54%
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	44,242	42,682
Series 2005-6 7A1 5.50% 7/25/20	33,618	31,902
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	76,852	76,714
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.40% 11/25/36 ●	1,800,000	1,861,851
Flagstar Mortgage Trust
Series 2018-1 A5 144A
3.50% 3/25/48 #●	1,555,443	1,551,312
Galton Funding Mortgage Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	1,315,593	1,319,478
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.424% 6/25/29 #●	732,533	726,215
Series 2014-2 B2 144A
3.424% 6/25/29 #●	273,811	269,691
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,050,733
Series 2015-4 B1 144A
3.624% 6/25/45 #●	1,079,792	1,061,282
Series 2015-4 B2 144A
3.624% 6/25/45 #●	774,634	745,934
Series 2016-4 B1 144A
3.901% 10/25/46 #●	526,442	527,603
Series 2016-4 B2 144A
3.901% 10/25/46 #●	903,161	894,338
Series 2017-1 B2 144A
3.554% 1/25/47 #●	1,699,805	1,641,109

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-23

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage
Obligations (continued)
JPMorgan Mortgage Trust
Series 2017-2 A3 144A
3.50% 5/25/47 #●	821,668	$814,863
Series 2017-6 B1 144A
3.857% 12/25/48 #●	1,150,518	1,113,217
Series 2018-3 A5 144A
3.50% 4/25/48 #●	1,800,000	1,794,780
JPMorgan Trust
Series 2015-1 B1 144A
2.717% 12/25/44 #●	1,418,509	1,412,748
Series 2015-1 B2 144A
2.717% 12/25/44 #●	1,312,243	1,302,889
Series 2015-5 B2 144A
2.889% 5/25/45 #●	1,220,450	1,200,033
Series 2015-6 B1 144A
3.616% 10/25/45 #●	747,814	729,015
Series 2015-6 B2 144A
3.616% 10/25/45 #●	724,445	688,630
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	449,632	453,863
Series 2017-1A A1 144A
4.00% 2/25/57 #●	1,028,539	1,048,568
Series 2017-2A A4 144A
4.00% 3/25/57 #●	1,504,422	1,522,578
Series 2017-6A A1 144A
4.00% 8/27/57 #●	653,976	663,971
Series 2018-1A A1A 144A
4.00% 12/25/57 #●	747,281	763,867
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	674,219	672,639
Series 2015-1 B2 144A
3.875% 1/25/45 #●	832,666	839,370
Series 2015-2 B2 144A
3.742% 5/25/45 #●	5,121,054	5,077,287
Series 2017-4 A1 144A
3.50% 7/25/47 #●	881,016	873,420
Series 2017-5 B1 144A
3.885% 8/25/47 #●	3,673,908	3,622,723
Towd Point Mortgage Trust
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,126,310	1,114,201
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	35,126	7,959
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	180,763	177,610
Series 2006-3 A11 5.50% 3/25/36	236,022	241,368
Series 2006-AR5 2A1
4.045% 4/25/36 ●	202,348	191,814
Series 2007-AR10 2A1
3.744% 1/25/38 ●	891,259	863,581
Total Non-Agency Collateralized
Mortgage Obligations
(cost $39,085,921)		38,991,838

Non-Agency Commercial
Mortgage-Backed
Securities – 6.93%
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3 C
4.352% 2/15/50 ●	805,000	805,594
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,598,438
Series 2017-BNK5 B
3.896% 6/15/60 ●	1,500,000	1,513,052
Series 2017-BNK7 A5
3.435% 9/15/60	1,755,000	1,743,350
Series 2017-BNK8 A4
3.488% 11/15/50	1,265,000	1,261,684
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51	2,855,000	2,881,541
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	12,150,000	11,932,130
Series 2016-CD2 A4
3.526% 11/10/49 ●	1,365,000	1,364,566
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A
5.755% 12/15/47 #●	880,000	941,739
Series 2016-C7 A3 3.839% 12/10/54	2,695,000	2,732,498
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	1,935,000	1,961,797
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,123,391
Series 2016-P3 A4 3.329% 4/15/49	4,320,000	4,273,365
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,545,882
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,744,420
Series 2013-WWP A2 144A
3.424% 3/10/31 #	2,540,000	2,588,828
Series 2014-CR19 A5
3.796% 8/10/47	9,707,000	9,956,083

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-24

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	$7,934,580
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	3,901,902
Series 2015-CR23 A4
3.497% 5/10/48	1,910,000	1,914,362
Commercial Mortgage Pass Through
Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ⧫	7,150,000	7,252,315
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	4,915,000	4,846,377
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.699% 11/10/46 #●	2,320,000	2,447,740
Series 2016-C3 A5 2.89% 9/10/49	1,985,000	1,893,342
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	5,605,000	5,664,008
Series 2014-GRCE B 144A
3.52% 6/10/28 #	1,765,000	1,759,870
GS Mortgage Securities II
Series 2018-GS9 A4 3.992% 3/10/51	1,370,000	1,415,611
Series 2018-GS9 C 4.51% 3/10/51 ●	400,000	404,054
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,040,834
Series 2015-GC32 A4
3.764% 7/10/48	1,240,000	1,264,589
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,011,517
Series 2017-GS5 XA
0.824% 3/10/50 ●	33,062,860	2,010,850
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,374,987
JPM-BB Commercial Mortgage
Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	1,610,000	1,641,005
Series 2015-C33 A4 3.77% 12/15/48	4,160,000	4,244,198
JPM-DB Commercial Mortgage
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	3,385,000	3,295,575
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,381,941
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.548% 8/12/37 ●	600,000	607,146
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,401,603
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,636,522
Series 2016-JP2 A4 2.822% 8/15/49	12,495,000	11,856,192
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	2,948,798
Series 2016-JP3 B 3.397% 8/15/49 ●	700,000	672,717
Series 2016-WIKI A 144A
2.798% 10/5/31 #	1,610,000	1,587,267
Series 2016-WIKI B 144A
3.201% 10/5/31 #	1,490,000	1,472,850
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,840,331	1,458,051
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,673,647
Series 2015-C23 A4 3.719% 7/15/50	5,490,000	5,576,096
Series 2015-C26 A5
3.531% 10/15/48	1,970,000	1,976,183
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,599,812
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	2,310,000	2,193,124
Series 2006-T21 B 144A
5.191% 10/12/52 #●	800,000	798,464
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	1,327,634	1,340,349
Series 2018-C9 A4 4.117% 3/15/51	2,365,000	2,449,655
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47	1,175,000	1,172,888
Series 2015-C30 XA
0.951% 9/15/58 ●	16,169,349	867,856
Series 2015-NXS3 A4
3.617% 9/15/57	1,250,000	1,258,484
Series 2016-BNK1 A3
2.652% 8/15/49	2,575,000	2,416,692
Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,222,056
Series 2017-RB1 XA
1.284% 3/15/50 ●	20,553,232	1,831,340
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45	3,605,000	3,550,062
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $181,321,923)		175,235,869

Regional Bonds – 0.55% Δ
Argentina – 0.10%
Provincia de Cordoba
144A 7.125% 8/1/27 #	1,575,000	1,566,747
144A 7.45% 9/1/24 #	920,000	969,680
		2,536,427

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-25

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Regional Bonds Δ (continued)
Australia – 0.11%
New South Wales Treasury
4.00% 5/20/26	AUD	1,094,900	$911,118
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	1,254,000	936,677
144A 3.25% 7/21/28 #	AUD	1,298,000	1,007,379
			2,855,174
Canada – 0.34%
Province of Ontario Canada
2.60% 6/2/27	CAD	630,000	483,198
3.45% 6/2/45	CAD	1,488,000	1,244,152
Province of Quebec Canada
1.65% 3/3/22	CAD	2,281,000	1,731,921
2.75% 4/12/27		4,915,000	4,754,840
6.00% 10/1/29	CAD	224,000	227,745
			8,441,856
Total Regional Bonds
(cost $14,099,306)			13,833,457

Sovereign Bonds – 6.35% Δ
Argentina – 0.64%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	52,592,000	2,750,967
21.20% 9/19/18	ARS	83,566,000	4,140,321
Argentine Republic Government
International Bond
5.625% 1/26/22		2,185,000	2,222,145
3.38% 12/31/38 ~	EUR	5,972,000	5,092,335
6.875% 1/11/48		2,275,000	2,080,203
			16,285,971
Australia – 0.00%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	28,159
			28,159
Azerbaijan – 0.05%
Republic of Azerbaijan International
Bond 144A 3.50% 9/1/32 #		1,590,000	1,339,519
			1,339,519
Bermuda – 0.06%
Bermuda Government International Bond
144A 3.717% 1/25/27 #		1,600,000	1,568,000
			1,568,000
Brazil – 0.73%
Brazil Notas do Tesouro Nacional
Series F
10.00% 1/1/23	BRL	9,102,000	2,882,264
10.00% 1/1/25	BRL	45,299,000	14,248,746
10.00% 1/1/27	BRL	4,396,000	1,375,901
			18,506,911
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	429,493
			429,493
Chile – 0.23%
Bonos de la Tesoreria de la Republica en
pesos 4.50% 3/1/21	CLP	3,470,000,000	5,914,054
			5,914,054
Colombia – 0.78%
Colombian TES 7.00% 6/30/32	COP	54,626,000,000	19,834,853
			19,834,853
Costa Rica – 0.05%
Costa Rica Government International
Bond 144A 4.25% 1/26/23 #		1,310,000	1,263,495
			1,263,495
Croatia – 0.07%
Croatia Government International Bond
144A 5.50% 4/4/23 #		1,545,000	1,660,038
			1,660,038
Ecuador – 0.14%
Ecuador Government International Bond
144A 7.875% 1/23/28 #		2,060,000	1,990,887
144A 8.875% 10/23/27 #		1,500,000	1,532,175
			3,523,062
Egypt – 0.10%
Egypt Government International Bond
144A 5.577% 2/21/23 #		1,200,000	1,219,594
144A 7.903% 2/21/48 #		1,300,000	1,370,806
			2,590,400
Hungary – 0.29%
Hungary Government Bond
2.75% 12/22/26	HUF	710,100,000	2,912,853
3.00% 10/27/27	HUF	1,085,880,000	4,506,113
			7,418,966
Indonesia – 0.03%
Indonesia Government International
Bond 144A 5.125% 1/15/45 #		600,000	625,850
			625,850
Ivory Coast – 0.13%
Ivory Coast Government International
Bond 144A 6.125% 6/15/33 #		3,400,000	3,241,349
			3,241,349
Jordan – 0.09%
Jordan Government International Bond
144A 5.75% 1/31/27 #		2,400,000	2,340,768
			2,340,768
Mexico – 0.81%
Mexican Bonos
5.75% 3/5/26	MXN	91,415,900	4,570,795

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-26

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Sovereign Bonds Δ (continued)
Mexico (continued)
Mexican Bonos
6.50% 6/9/22	MXN	200,610,000	$10,759,118
10.00% 12/5/24	MXN	47,178,000	2,979,584
Mexico Government International Bond
4.15% 3/28/27		525,000	531,431
4.35% 1/15/47		1,700,000	1,557,846
			20,398,774
Mongolia – 0.11%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		2,710,000	2,680,526
			2,680,526
Nigeria – 0.13%
Nigeria Government International Bond
144A 7.696% 2/23/38 #		790,000	833,237
144A 7.875% 2/16/32 #		2,300,000	2,509,806
			3,343,043
Peru – 0.37%
Peruvian Government International Bond
144A 6.85% 2/12/42 #	PEN	12,570,000	4,425,281
144A 8.20% 8/12/26 #	PEN	12,368,000	4,785,173
			9,210,454
Poland – 0.29%
Republic of Poland Government Bond
1.75% 7/25/21	PLN	16,873,000	4,921,692
2.50% 1/25/23	PLN	4,539,000	1,336,182
3.25% 7/25/25	PLN	3,319,000	993,397
			7,251,271
Republic of Korea – 0.15%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,100,000	140,596
4.00% 6/7/27	AUD	530,000	409,953
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,398,363,463	3,231,318
			3,781,867
Russia – 0.06%
Russian Foreign Bond – Eurobond 144A
5.25% 6/23/47 #		1,600,000	1,601,040
			1,601,040
Senegal – 0.09%
Senegal Government International Bond
144A 6.75% 3/13/48 #		2,380,000	2,337,636
			2,337,636
South Africa – 0.23%
Republic of South Africa Government
Bond 8.75% 1/31/44	ZAR	70,000,000	5,820,027
			5,820,027
Sri Lanka – 0.05%
Sri Lanka Government International Bond
144A 5.75% 1/18/22 #		1,205,000	1,221,331
			1,221,331
Turkey – 0.45%
Turkey Government Bond
10.50% 8/11/27	TRY	16,012,000	3,676,494
11.10% 5/15/19	TRY	23,372,000	5,759,975
Turkey Government International Bond
3.25% 3/23/23		2,200,000	2,044,940
			11,481,409
Ukraine – 0.17%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		2,210,000	2,135,413
144A 7.75% 9/1/26 #		2,000,000	2,051,690
			4,187,103
United Kingdom – 0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	657,874
			657,874
Total Sovereign Bonds
(cost $161,567,065)			160,543,243

Supranational Banks – 1.87%
Asian Development Bank
3.50% 5/30/24	NZD	2,708,000	1,993,090
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		2,320,000	2,316,752
European Bank for Reconstruction &
Development 6.00% 5/4/20	INR	223,300,000	3,397,577
European Investment Bank
1.00% 9/21/26	GBP	982,000	1,314,846
Inter-American Development Bank
5.50% 8/23/21	INR	370,000,000	5,560,850
6.25% 6/15/21	IDR	106,600,000,000	7,797,259
7.875% 3/14/23	IDR	88,730,000,000	6,971,107
International Bank for Reconstruction &
Development
1.878% (LIBOR01M + 0.07%)
4/17/19 ●		1,507,000	1,507,565
2.50% 11/25/24		1,507,000	1,476,860
3.00% 2/2/23	NZD	2,193,000	1,587,181
3.375% 1/25/22	NZD	720,000	531,618
4.625% 10/6/21	NZD	1,123,000	863,263
4.75% 1/15/21	COP	8,320,000,000	2,964,376
International Finance
3.625% 5/20/20	NZD	472,000	349,608
3.75% 8/9/27	NZD	790,000	577,219
6.30% 11/25/24	INR	260,390,000	3,933,419

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-27

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(US $)
Supranational Banks (continued)
International Finance
7.00% 7/20/27	MXN	80,090,000	$4,205,870
Total Supranational Banks
(cost $47,932,812)			47,348,460

US Treasury Obligations – 1.64%
US Treasury Bond
3.00% 2/15/48		1,810,000	1,816,651
US Treasury Inflation
Indexed Note
0.125% 4/15/22 ∞		38,893,054	38,336,035
US Treasury Notes
2.25% 11/15/27		1,440,000	1,378,550
Total US Treasury Obligations
(cost $41,635,554)			41,531,236

		Number of
		shares
Common Stock – 0.00%
Adelphia Recovery Trust =†		1	0
Century Communications =†		2,500,000	0
Total Common Stock (cost $75,684)			0

Convertible Preferred Stock – 0.78%
A Schulman 6.00% exercise price
$52.33 ψ		2,649	2,719,711
AMG Capital Trust II 5.15% exercise
price $200.00, maturity date 10/15/37		28,129	1,750,409
Assurant 6.50% exercise price $106.91,
maturity date 3/15/21		2,331	242,774
Bank of America 7.25% exercise price
$50.00 ψ		1,140	1,469,973
Becton Dickinson 6.125% exercise price
$211.80, maturity date 5/1/20		47,121	2,753,280
Crown Castle International 6.875%
exercise price $115.20, maturity date
8/1/20		792	885,401
DTE Energy 6.50% exercise price
$116.31, maturity date 10/1/19		24,034	1,251,931
El Paso Energy Capital Trust I 4.75%
exercise price $50.00, maturity date
3/31/28		28,347	1,357,113
Electronics For Imaging 0.75% exercise
price $52.72, maturity date 9/1/19		1,396,000	1,356,771
Kinder Morgan 9.75% exercise price
$32.38, maturity date 10/26/18		62,885	1,955,095
NextEra Energy
6.123% exercise price $159.03,
maturity date 9/1/19		14,274	823,039
6.371% exercise price $113.33,
maturity date 9/1/18		8,021	585,101
Wells Fargo & Co. 7.50% exercise price
$156.71 ψ		829	1,069,410
Welltower 6.50% exercise price
$57.42 ψ		25,809	1,436,013
Total Convertible Preferred Stock
(cost $19,743,897)			19,656,021

Preferred Stock – 0.36%
General Electric 5.00% 12/29/49 µψ		4,506,000	4,466,573
Integrys Holdings 6.00% 8/1/73 µ		84,450	2,227,369
Morgan Stanley 5.55% µψ		2,085,000	2,152,283
USB Realty 144A 2.867% (LIBOR03M +
1.147%) #ψ●		300,000	271,125
Total Preferred Stock
(cost $9,015,194)			9,117,350

		Principal
		amount°
Short-Term Investments – 4.78%
Discount Note – 0.40% ≠
Federal Home Loan Bank 0.80%
4/3/18		10,084,634	10,084,170
			10,084,170
Repurchase Agreements – 3.45%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $12,565,463 (collateralized by
US government obligations
1.50%-3.75% 11/15/18-8/15/44;
market value $12,814,349)		12,563,076	12,563,076
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $37,695,929 (collateralized by
US government obligations
0.00%-2.875% 8/16/18-8/15/47;
market value $38,443,014)		37,689,229	37,689,229

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-28

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $37,059,988 (collateralized by
US government obligations
0.00%-3.625% 5/31/18-11/15/45;
market value $37,793,847)	37,052,784	$37,052,784
		87,305,089
US Treasury Obligations – 0.93%
US Treasury Bills
1.007% 4/5/18	10,767,152	10,765,698
1.35% 4/12/18	12,842,445	12,836,628
		23,602,326
Total Short-Term Investments
(cost $120,990,354)		120,991,585

Total Value of Securities – 102.70%
(cost $2,614,317,503)	$2,598,038,461
Liabilities Net of Receivables and Other Assets – (2.70%)✤	(68,194,221)
Net Assets Applicable to 244,145,932 Shares Outstanding – 100.00%	$2,529,844,240
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $683,160,176, which represents 27.00% of the Series’ net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

✤	Of this amount, $3,516,255 represents cash collateral held at broker for centrally cleared swap contracts, $715,000 cash collateral held at broker for futures contracts, $8,616 variation margin due to broker on futures contracts, $590,000 cash collateral due to brokers and $2,390,000 cash collateral held at broker for certain open derivatives as of March 31, 2018.
∞	Fully or partially pledged as collateral for futures contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2018.

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-29

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	(3,050,653)	USD	2,343,100	5/18/18	$—	$(107)
BAML	CAD	4,232,906	USD	(3,281,559)	5/18/18	7,071	—
BAML	EUR	(2,009,709)	USD	2,483,541	5/18/18	1,753	—
BAML	JPY	(827,943,380)	USD	7,807,295	5/18/18	837	—
BAML	NZD	(6,252,566)	USD	4,505,950	5/18/18	—	(12,009)
BNP	AUD	1,209,453	USD	(928,732)	5/18/18	248	—
BNP	EUR	(2,989,324)	USD	3,693,399	5/18/18	1,887	—
BNP	IDR	104,368,646,932	USD	(7,573,922)	5/18/18	1,741	—
BNP	MXN	9,816,327	USD	(533,635)	5/18/18	2,038	—
BNP	NOK	(12,261,189)	USD	1,562,392	5/18/18	—	(4,167)
BNYM	AUD	(27,400)	USD	21,013	4/3/18	—	(31)
BNYM	CAD	(6,720)	USD	5,211	4/2/18	—	(5)
CITI	MXN	(56,456,693)	USD	3,068,247	5/18/18	—	(12,571)
DB	BRL	19,135,033	USD	(5,723,396)	5/18/18	48,599	—
HSBC	EUR	(1,810,721)	USD	2,236,674	5/18/18	618	—
HSBC	GBP	(5,829,501)	USD	8,210,327	5/18/18	14,732	—
JPMC	KRW	(3,480,705,620)	USD	3,275,958	5/18/18	—	(4,528)
JPMC	PLN	(3,466,675)	USD	1,015,801	5/18/18	2,269	—
TD	JPY	1,720,299,245	USD	(16,238,413)	5/18/18	—	(18,169)
TD	NZD	(4,581,311)	USD	3,303,514	5/18/18	—	(6,834)
Total Foreign Currency Exchange Contracts						$81,793	$(58,421)

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date	Appreciation	Depreciation
	E-mini S&P 500
(650)	Index	$(85,897,500)	$(86,288,525)	6/18/18	$391,025	$—
(167)	Long 10 yr Gilt	(28,776,848)	(28,244,322)	6/28/18	—	(532,526)
	US Treasury 5 yr
(2,090)	Notes	(239,223,360)	(238,470,179)	7/2/18	—	(753,181)
	US Treasury 5 yr
3,753	Notes	429,571,899	428,240,760	7/2/18	1,331,139	—
	US Treasury 10 yr
722	Notes	87,463,531	87,018,555	6/20/18	444,976	—
	US Treasury Long
1,181	Bond	173,164,125	171,331,392	6/21/18	1,832,733	—
Total Futures Contracts			$333,587,681		$3,999,873	$(1,285,707)

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-30

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Swap Contracts
CDS Contracts1

Counterparty/
Reference Obligation/		Annual		Upfront
Termination Date/	Notional	Protection		Payments	Unrealized
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.EM.29[5]
6/20/23 - Quarterly	12,710,000	1.00%	$228,258	$267,060	$(38,802)
CDX.NA.HY.29[6]
12/20/22 - Quarterly	38,025,000	5.00%	(2,455,524)	(2,432,193)	(23,331)
			(2,227,266)	(2,165,133)	(62,133)
Over-The-Counter/
Protection Purchased:
GSC-CDX.EM.29[4]
6/20/23 - Quarterly	12,700,000	1.00%	228,079	251,542	(23,463)
HSBC-CDX.EM.29[4]
6/20/23 - Quarterly	5,430,000	1.00%	97,517	99,931	(2,414)
			325,596	351,473	(25,877)
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[6]
5/11/63 - Monthly	13,275,000	3.00%	(1,955,781)	(1,569,069)	(386,712)
			(1,955,781)	(1,569,069)	(386,712)
Total CDS Contracts			$(3,857,451)	$(3,382,729)	$(474,722)

IRS Contracts7

Reference Obligation/
Termination Date/
Payment Frequency		Fixed/Floating[8]
(Fixed Rate/	Notional	Interest Rate		Unrealized
Floating Rate)	Amount[2]	Paid (Received)	Value	Appreciation[3]
Centrally Cleared:
30 yr IRS
12/21/46 - (Semiannually/
Quarterly)	4,415,000	2.767%/(2.222%)	$93,782	$93,782
30 yr IRS
1/27/47 - (Semiannually/
Quarterly)	1,135,000	2.661%/(1.76%)	38,543	38,543
30 yr IRS
1/30/47 - (Semiannually/
Quarterly)	1,815,000	2.687%/(1.773%)	52,080	52,080
Total IRS Contracts			$184,405	$184,405

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-31

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(86,307).

4Markit’s CDX Emerging Markets Index, or the CDX.EM Index, is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality ratings of CCC and above.

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6Markit’s CMBX Index or the CMBX.NA Index, is a synthetic tradable index, referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rate resets based on LIBOR03M.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas
BNYM – Bank Of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Market
CDX.NA.HY – Credit Default Swap Index North American High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-32

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM – JPMorgan & Co.
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-33

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-34

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$686,217,211	$—	$686,217,211
Collateralized Debt Obligations	—	121,999,287	—	121,999,287
Corporate Debt	—	1,129,395,640	—	1,129,395,640
Foreign Debt	—	221,725,160	—	221,725,160
Municipal Bonds	—	3,562,162	—	3,562,162
Loan Agreements[1]	—	237,614,699	6,228,110	243,842,809
US Treasury Obligations	—	41,531,236	—	41,531,236
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	12,472,017	7,184,004	—	19,656,021
Preferred Stock	—	9,117,350	—	9,117,350
Short-Term Investments	—	120,991,585	—	120,991,585
Total Value of Securities	$12,472,017	$2,579,338,334	$6,228,110	$2,598,038,461
Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$81,793	$—	$81,793
Futures Contracts	3,999,873	—	—	3,999,873
Swap Contracts	—	184,405	—	184,405
Liabilities:
Foreign Currency Exchange Contracts	—	(58,421)	—	(58,421)
Futures Contracts	(1,285,707)	—	—	(1,285,707)
Swap Contracts	—	(474,722)	—	(474,722)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.45%	2.55%	100.00%
Convertible Preferred Stock	63.45%	36.55%	—	100.00%

2Foreign Currency Exchange contracts, Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of Investments.”

NQ-VIP- 866 [3/18] 5/18 (490609)	Diversified Income Series-35

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 91.83% Δ
Argentina – 4.27%
Arcos Dorados Holdings Class A	449,841	$4,116,045
Cablevision Holding GDR †	262,838	6,134,875
Cresud ADR	328,977	6,628,887
Grupo Clarin GDR 144A #	77,680	459,166
IRSA Inversiones y
Representaciones ADR	430,000	10,169,500
		27,508,473
Bahrain – 0.11%
Aluminium Bahrain GDR 144A #	91,200	677,352
		677,352
Brazil – 15.15%
AES Tiete Energia	330,193	1,216,177
Atacadao Distribuicao Comercio e
Industria †	532,600	2,435,978
B2W Cia Digital †	2,553,158	19,720,283
Banco Bradesco ADR	726,000	8,624,880
Banco Santander Brasil ADR	368,200	4,425,764
BRF ADR †	341,500	2,363,180
Centrais Eletricas Brasileiras †	711,800	4,501,775
Cia Brasileira de Distribuicao ADR	395,790	7,994,958
Gerdau ADR	444,900	2,073,234
Hypera	553,000	6,038,453
Itau Unibanco Holding ADR	699,550	10,912,980
Petroleo Brasileiro ADR †	488,906	6,913,131
Rumo †	234,448	933,119
Telefonica Brasil ADR	392,181	6,023,900
TIM Participacoes ADR	350,000	7,584,500
Vale	457,197	5,873,094
		97,635,406
Chile – 0.76%
Sociedad Quimica y Minera de Chile
ADR	100,000	4,915,000
		4,915,000
China/Hong Kong – 19.84%
Alibaba Group Holding ADR †	75,000	13,765,500
Baidu ADR †	49,200	10,980,948
China Mengniu Dairy	1,448,000	4,997,160
China Mobile ADR	200,000	9,150,000
China Petroleum & Chemical	2,260,000	2,004,808
China Petroleum & Chemical ADR	42,234	3,736,864
Ctrip.com International ADR †	130,000	6,060,600
JD.com ADR †	91,700	3,712,933
Kunlun Energy	4,622,900	4,014,845
PetroChina Class H	3,000,000	2,083,854
SINA †	200,000	20,854,000
Sohu.com †	491,279	15,190,347
Tencent Holdings	412,500	22,142,823
Tianjin Development Holdings	35,950	16,022
Tingyi Cayman Islands Holding	1,706,000	3,538,882
Weibo ADR †	40,000	4,781,600
ZhongAn Online P&C Insurance Class H
144A #†	109,400	835,059
		127,866,245
India – 7.87%
Indiabulls Real Estate GDR †	44,628	124,066
Natco Pharma	200,000	2,327,691
RattanIndia Infrastructure GDR †	131,652	11,203
Reliance Industries	1,600,000	21,839,008
Reliance Industries GDR 144A #	860,000	23,388,729
Sify Technologies ADR	91,200	187,872
Tata Motors ADR †	110,000	2,827,000
		50,705,569
Malaysia – 1.36%
Hong Leong Bank	1,549,790	7,532,588
UEM Sunrise †	4,748,132	1,239,817
		8,772,405
Mexico – 4.46%
America Movil Class L ADR	213,289	4,071,687
Cemex ADR †	506,188	3,350,965
Fomento Economico Mexicano ADR	98,307	8,988,209
Grupo Financiero Banorte Class O	754,700	4,613,301
Grupo Lala	606,200	824,605
Grupo Televisa ADR	432,500	6,902,700
		28,751,467
Peru – 0.30%
Cia de Minas Buenaventura ADR	125,440	1,910,451
		1,910,451
Republic of Korea – 18.62%
Hite Jinro	150,000	3,159,302
KB Financial Group ADR	90,000	5,214,600
LG Display ADR †	188,309	2,278,539
LG Electronics	62,908	6,462,544
LG Uplus	500,000	5,746,318
Lotte †	69,206	4,122,883
Lotte Chilsung Beverage	1,421	2,045,046
Lotte Confectionery	8,599	1,403,721
NCSoft	7,931	3,125,077
Samsung Electronics	19,654	45,378,079
Samsung Life Insurance	71,180	7,746,393
SK Hynix	180,000	13,729,243
SK Telecom	16,491	3,612,580
SK Telecom ADR	660,000	15,952,200
		119,976,525
Russia – 6.82%
Enel Russia PJSC GDR	15,101	19,696
Etalon Group GDR 144A #	354,800	1,082,140
Gazprom PJSC ADR	783,900	3,822,410
LUKOIL PJSC ADR (London International
Exchange)	133,500	9,217,312
MegaFon PJSC GDR	234,178	2,316,020

NQ-VIP-868 [3/18] 5/18 (490728)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock Δ (continued)
Russia (continued)
Mobile TeleSystems PJSC ADR	154,402	$1,758,639
Sberbank of Russia PJSC	3,308,402	14,605,191
Surgutneftegas OJSC ADR	294,652	1,443,840
T Plus =†	25,634	0
VEON ADR	692,688	1,828,696
Yandex Class A †	200,000	7,890,000
		43,983,944
South Africa – 0.54%
ArcelorMittal South Africa †	374,610	83,853
Impala Platinum Holdings †	500,000	995,748
Sun International †	168,124	813,016
Tongaat Hulett	182,915	1,564,937
		3,457,554
Taiwan – 6.56%
Hon Hai Precision Industry	1,605,706	4,873,786
MediaTek	1,045,000	12,203,673
President Chain Store	500,000	5,041,671
Taiwan Semiconductor Manufacturing	2,375,864	20,167,587
		42,286,717
Thailand – 1.03%
Bangkok Bank-Foreign	638,091	4,407,664
PTT Exploration & Production – Foreign	617,051	2,259,429
		6,667,093
Turkey – 1.09%
Turkcell Iletisim Hizmetleri	730,024	2,803,301
Turkiye Sise ve Cam Fabrikalari	3,243,612	4,242,273
		7,045,574
United Kingdom – 1.14%
Anglo American ADR	92,815	1,085,471
Griffin Mining †	1,642,873	2,846,614
Hikma Pharmaceuticals	200,000	3,401,369
		7,333,454
United States – 1.91%
Altaba †	157,300	11,646,492
Avon Products †	241,200	685,008
		12,331,500
Total Common Stock
(cost $486,036,286)		591,824,729

Exchange-Traded Fund – 0.94%
iShares MSCI Turkey ETF	143,000	6,066,060
Total Exchange-Traded Fund
(cost $5,709,139)		6,066,060

Preferred Stock – 7.12% Δ
Brazil – 2.01%
Braskem Class A 2.69%	288,768	4,199,292
Centrais Eletricas Brasileiras
Class B 8.38%	233,700	1,703,845
Gerdau 0.35%	389,400	1,835,274
Petroleo Brasileiro Class A ADR †	403,795	5,245,297
		12,983,708
Republic of Korea – 3.25%
CJ 2.11%	28,030	1,817,125
Samsung Electronics 1.72%	9,995	19,129,187
		20,946,312
Russia – 1.86%
Transneft PJSC 4.80%	3,887	11,975,658
		11,975,658
Total Preferred Stock
(cost $25,904,201)		45,905,678

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A =†	100,339	0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Total Value of Securities – 99.89%
(cost $522,601,823)		$643,796,467
Receivables and Other Assets Net of Liabilities – 0.11%		694,748
Net Assets Applicable to 25,589,863 Shares Outstanding – 100.00%		$644,491,215
_____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $26,442,446, which represents 4.10% of the Series’ net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-VIP-868 [3/18] 5/18 (490728)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

Summary of Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
OJSC – Open Joint Stock Company
PJSC – Public Joint Stock Company

See accompanying notes.

NQ-VIP-868 [3/18] 5/18 (490728)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [3/18] 5/18 (490728)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$27,049,307	$459,166	$—	$27,508,473
Bahrain	—	677,352	—	677,352
Brazil	97,635,406	—	—	97,635,406
Chile	4,915,000	—	—	4,915,000
China/Hong Kong	91,771,674	36,094,571	—	127,866,245
India	3,138,938	47,566,631	—	50,705,569
Malaysia	8,772,405	—	—	8,772,405
Mexico	28,751,467	—	—	28,751,467
Peru	1,910,451	—	—	1,910,451
Republic of Korea	119,976,525	—	—	119,976,525
Russia	13,793,355	30,190,589	—	43,983,944
South Africa	896,869	2,560,685	—	3,457,554
Taiwan	42,286,717	—	—	42,286,717
Thailand	6,667,093	—	—	6,667,093
Turkey	7,045,574	—	—	7,045,574
United Kingdom	3,932,085	3,401,369	—	7,333,454
United States	12,331,500	—	—	12,331,500
Exchange-Traded Fund	6,066,060	—	—	6,066,060
Preferred Stock[1]	33,930,020	11,975,658	—	45,905,678
Participation Notes	—	—	—	—
Short-Term Investments	—	—	—	—
Total Value of Securities	$510,870,446	$132,926,021	$—	$643,796,467
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 28.28% and 71.72%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the Series’ common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [3/18] 5/18 (490728)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.67%
Basic Materials – 9.02%
Balchem	81,082	$6,628,454
Continental Building Products †	223,712	6,386,978
Eastman Chemical	68,886	7,272,984
Huntsman	268,045	7,840,316
Kaiser Aluminum	47,170	4,759,453
Minerals Technologies	86,972	5,822,775
Neenah	79,753	6,252,635
Reliance Steel & Aluminum	88,718	7,606,681
Worthington Industries	129,300	5,549,556
		58,119,832
Business Services – 4.49%
ABM Industries	140,550	4,705,614
Aramark	184,774	7,309,659
Convergys	100,456	2,272,315
Gartner †	59,373	6,983,452
US Ecology	83,500	4,450,550
WageWorks †	70,715	3,196,318
		28,917,908
Capital Goods – 12.07%
AAON	87,998	3,431,923
ASGN †	55,860	4,573,817
Barnes Group	79,494	4,760,896
Belden	74,350	5,125,689
BWX Technologies	60,850	3,865,801
Columbus McKinnon	23,600	845,824
ESCO Technologies	56,503	3,308,251
Federal Signal	49,075	1,080,632
Gates Industrial †	126,250	2,210,638
Graco	105,909	4,842,159
Granite Construction	89,243	4,985,114
Kadant	68,350	6,459,075
KLX †	81,068	5,760,692
Lincoln Electric Holdings	61,535	5,535,073
MasTec †	19,400	912,770
Oshkosh	56,675	4,379,277
Quanta Services †	86,975	2,987,591
Spirit AeroSystems Holdings Class A	40,925	3,425,423
Tetra Tech	20,275	992,461
United Rentals †	32,650	5,639,635
Woodward	36,700	2,629,922
		77,752,663
Communications Services – 1.06%
InterXion Holding †	110,313	6,851,540
		6,851,540
Consumer Discretionary – 2.85%
Five Below †	55,276	4,053,942
Malibu Boats Class A †	123,441	4,099,476
Steven Madden	145,186	6,373,665
Tractor Supply	60,567	3,816,932
		18,344,015
Consumer Services – 1.93%
Cheesecake Factory	66,478	3,205,569
Chuy’s Holdings †	76,184	1,996,021
Del Frisco’s Restaurant Group †	143,977	2,195,649
Hawaiian Holdings	39,654	1,534,610
Jack in the Box	40,900	3,489,997
		12,421,846
Consumer Staples – 2.11%
Casey’s General Stores	55,260	6,065,890
J&J Snack Foods	24,553	3,352,958
Pinnacle Foods	76,902	4,160,398
		13,579,246
Credit Cyclicals – 2.22%
BorgWarner	106,600	5,354,518
Tenneco	101,089	5,546,753
Toll Brothers	78,750	3,405,938
		14,307,209
Energy – 5.07%
Carrizo Oil & Gas †	133,267	2,132,272
Diamondback Energy †	80,617	10,199,662
Parsley Energy Class A †	202,627	5,874,157
Patterson-UTI Energy	147,778	2,587,593
RSP Permian †	66,480	3,116,582
SRC Energy †	442,203	4,169,974
Superior Energy Services †	279,135	2,353,108
US Silica Holdings	88,939	2,269,723
		32,703,071
Financial Services – 17.00%
Arthur J Gallagher & Co.	87,419	6,008,308
CenterState Bank	119,425	3,168,345
East West Bancorp	92,991	5,815,657
Essent Group †	148,208	6,307,732
Great Western Bancorp	176,887	7,123,239
Independent Bank Group	63,550	4,492,985
Lazard Class A	149,340	7,849,310
MainSource Financial Group	63,975	2,600,584
MGIC Investment †	536,440	6,973,720
Primerica	63,814	6,164,432
Prosperity Bancshares	65,942	4,789,367
Reinsurance Group of America	54,710	8,425,340
Selective Insurance Group	65,404	3,970,023
Sterling Bancorp	255,478	5,761,029
Stifel Financial	121,554	7,199,643
Umpqua Holdings	221,580	4,744,028
Webster Financial	108,639	6,018,601
Western Alliance Bancorp †	133,222	7,741,530
WSFS Financial	92,118	4,412,452
		109,566,325
Healthcare – 12.04%
ABIOMED †	27,403	7,973,999
Alkermes †	84,127	4,876,001

NQ-VIP- 874 [3/18] 5/18 (490916)	Smid Cap Core Series-1

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Healthcare (continued)
Bio-Techne	44,175	$6,672,192
Catalent †	123,995	5,091,235
DexCom †	84,384	6,257,917
Encompass Health	108,614	6,209,462
Exact Sciences †	94,593	3,814,936
ICON (Ireland) †	42,801	5,056,510
Ligand Pharmaceuticals Class B †	44,129	7,288,346
Medicines †	119,502	3,936,396
Neurocrine Biosciences †	71,070	5,893,835
TESARO †	58,825	3,361,261
WellCare Health Plans †	29,512	5,714,409
West Pharmaceutical Services	61,551	5,434,338
		77,580,837
Media – 1.16%
Cinemark Holdings	77,274	2,910,912
Interpublic Group of Cos	199,903	4,603,766
		7,514,678
Real Estate Investment Trusts – 7.18%
Apartment Investment & Management	128,546	5,238,249
Brixmor Property Group	308,602	4,706,181
DCT Industrial Trust	55,028	3,100,278
EPR Properties	96,226	5,330,920
Equity Commonwealth †	100,425	3,080,035
First Industrial Realty Trust	135,660	3,965,342
Gramercy Property Trust	140,958	3,063,017
Kite Realty Group Trust	324,010	4,934,672
Mack-Cali Realty	162,550	2,716,211
Pebblebrook Hotel Trust	127,847	4,391,544
Ramco-Gershenson Properties Trust	463,118	5,724,138
		46,250,587
Technology – 15.21%
Arista Networks †	18,994	4,849,168
Blackbaud	28,230	2,874,096
ExlService Holdings †	72,116	4,021,909
GrubHub †	86,656	8,792,984
Guidewire Software †	61,779	4,993,597
II-VI †	89,943	3,678,669
j2 Global	61,941	4,888,384
KeyW Holding †	174,108	1,368,489
LendingTree †	16,932	5,556,236
MACOM Technology Solutions
Holdings †	68,116	1,130,726
MaxLinear Class A †	219,861	5,001,838
Microsemi †	75,448	4,882,995
NETGEAR †	63,542	3,634,602
Paycom Software †	34,427	3,697,116
Proofpoint †	61,929	7,038,231
PTC †	60,249	4,700,024
Semtech †	141,586	5,528,933
SS&C Technologies Holdings	102,601	5,503,518
Tyler Technologies †	30,283	6,388,502
WNS Holdings ADR †	136,201	6,173,991
Yelp †	79,131	3,303,719
		98,007,727
Transportation – 2.17%
Genesee & Wyoming †	79,962	5,660,510
XPO Logistics †	81,552	8,302,809
		13,963,319
Utilities – 3.09%
NorthWestern	122,791	6,606,156
South Jersey Industries	185,289	5,217,738
Spire	112,276	8,117,555
		19,941,449
Total Common Stock
(cost $558,811,924)		635,822,252

	Principal
	amount°
Short-Term Investments – 1.09%
Discount Note – 0.21% ≠
Federal Home Loan Bank
0.80% 4/3/18	1,313,456	1,313,396
		1,313,396
Repurchase Agreement – 0.50%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $466,417 (collateralized by US
government obligations
1.50%-3.75% 11/15/18-8/15/44;
market value $475,655)	466,328	466,328
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,399,234 (collateralized by US
government obligations
0.00%-2.875% 8/16/18-8/15/47;
market value $1,426,965)	1,398,985	1,398,985
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,375,628 (collateralized by US
government obligations
0.00%-3.625% 5/31/18-11/15/45;
market value $1,402,869)	1,375,361	1,375,361
		3,240,674

NQ-VIP- 874 [3/18] 5/18 (490916)	Smid Cap Core Series-2

Delaware VIP® Smid Cap Core Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligations – 0.38% ≠
US Treasury Bills
1.007% 4/5/18	1,052,637	$1,052,495
1.35% 4/12/18	1,372,439	1,371,817
		2,424,312
Total Short-Term Investments
(cost $6,978,244)		6,978,382

Total Value of Securities – 99.76%
(cost $565,790,168)		$642,800,634
Receivables and Other Assets Net of Liabilities – 0.24%		1,575,835
Net Assets Applicable to 21,205,560 Shares Outstanding – 100.00%		$644,376,469
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-VIP- 874 [3/18] 5/18 (490916)	Smid Cap Core Series-3

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Smid Cap Core Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$635,822,252	$—	$635,822,252
Short-Term Investments	—	6,978,382	6,978,382
Total Value of Securities	$635,822,252	$6,978,382	$642,800,634

NQ-VIP- 874 [3/18] 5/18 (490916)	Smid Cap Core Series-4

(Unaudited)

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on the fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended March 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [3/18] 5/18 (490916)	Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 90.28%
Automotive – 0.48%
American Tire Distributors 144A
10.25% 3/1/22 #	1,135,000	$1,164,794
		1,164,794
Banking – 4.09%
Banco Bilbao Vizcaya Argentaria
6.125%µψ	1,200,000	1,166,400
Credit Suisse Group 144A 6.25%#µψ	1,315,000	1,352,662
HSBC Holdings 6.50%µψ	1,740,000	1,776,975
Lloyds Banking Group
7.50% 4/30/49 µψ	1,705,000	1,852,056
Popular 7.00% 7/1/19	1,045,000	1,071,125
Royal Bank of Scotland Group
8.625%µψ	1,010,000	1,099,637
UBS Group 6.875%µψ	1,425,000	1,504,622
		9,823,477
Basic Industry – 14.36%
AK Steel 6.375% 10/15/25	1,385,000	1,312,287
Aleris International 7.875% 11/1/20	695,000	688,050
Allegheny Technologies
7.875% 8/15/23	1,095,000	1,194,919
BMC East 144A 5.50% 10/1/24 #	855,000	857,137
Boise Cascade 144A 5.625% 9/1/24 #	945,000	970,987
Builders FirstSource 144A
5.625% 9/1/24 #	730,000	736,387
Cleveland-Cliffs 144A 5.75% 3/1/25 #	1,540,000	1,476,475
Coeur Mining 5.875% 6/1/24	940,000	938,825
First Quantum Minerals
144A 6.50% 3/1/24 #	1,090,000	1,035,500
144A 6.875% 3/1/26 #	510,000	485,775
144A 7.25% 5/15/22 #	610,000	613,050
Freeport-McMoRan 6.875% 2/15/23	945,000	1,018,237
Hudbay Minerals
144A 7.25% 1/15/23 #	140,000	145,950
144A 7.625% 1/15/25 #	1,150,000	1,220,437
IAMGOLD 144A 7.00% 4/15/25 #	860,000	881,500
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	1,715,000	1,895,075
Kraton Polymers 144A 7.00% 4/15/25 #	1,040,000	1,081,600
M/I Homes 5.625% 8/1/25	1,145,000	1,120,325
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #	1,630,000	1,756,325
New Gold 144A 6.375% 5/15/25 #	995,000	1,019,875
NOVA Chemicals 144A 5.25% 6/1/27 #	1,990,000	1,895,475
Novelis 144A 6.25% 8/15/24 #	1,795,000	1,844,363
Pisces Midco 144A 8.00% 4/15/26 #	1,425,000	1,446,375
Platform Specialty Products 144A
5.875% 12/1/25 #	1,835,000	1,796,006
Tronox 144A 6.50% 4/15/26 #	735,000	736,837
Tronox Finance 144A 5.75% 10/1/25 #	1,950,000	1,901,250
US Concrete 6.375% 6/1/24	855,000	891,337
William Lyon Homes 144A
6.00% 9/1/23 #	1,180,000	1,183,687
Zekelman Industries 144A
9.875% 6/15/23 #	2,140,000	2,359,350
		34,503,396
Capital Goods – 5.02%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	1,185,000	1,193,887
Bombardier 144A 7.50% 12/1/24 #	610,000	632,875
BWAY Holding 144A 7.25% 4/15/25 #	1,735,000	1,774,037
Flex Acquisition 144A 6.875% 1/15/25 #	1,335,000	1,324,153
Plastipak Holdings 144A
6.25% 10/15/25 #	470,000	471,175
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	1,215,000	1,325,869
Titan Acquisition 144A 7.75% 4/15/26 #	1,200,000	1,199,250
Titan International 144A
6.50% 11/30/23 #	1,165,000	1,202,863
TransDigm 6.375% 6/15/26	1,035,000	1,045,350
Trident Merger Sub 144A
6.625% 11/1/25 #	1,935,000	1,891,463
		12,060,922
Consumer Cyclical – 5.62%
AMC Entertainment Holdings
6.125% 5/15/27	1,950,000	1,925,625
Boyd Gaming 6.375% 4/1/26	855,000	897,297
Boyne USA 144A 7.25% 5/1/25 #	1,040,000	1,072,500
ESH Hospitality 144A 5.25% 5/1/25 #	1,370,000	1,336,161
Golden Nugget 144A 8.75% 10/1/25 #	1,465,000	1,523,600
JC Penney 8.125% 10/1/19	95,000	101,056
New Red Finance 144A
5.00% 10/15/25 #	1,315,000	1,258,718
Penn National Gaming 144A
5.625% 1/15/27 #	1,380,000	1,328,250
Penske Automotive Group
5.50% 5/15/26	1,285,000	1,265,725
Scientific Games International
10.00% 12/1/22	1,995,000	2,155,847
Staples 144A 8.50% 9/15/25 #	690,000	639,975
		13,504,754
Consumer Non-Cyclical – 3.84%
Albertsons 6.625% 6/15/24	686,000	618,257
Cott Holdings 144A 5.50% 4/1/25 #	1,540,000	1,524,600
Dean Foods 144A 6.50% 3/15/23 #	940,000	896,525
JBS USA
144A 5.75% 6/15/25 #	905,000	848,437
144A 6.75% 2/15/28 #	1,085,000	1,042,956
Minerva Luxembourg 144A
6.50% 9/20/26 #	640,000	616,800
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	920,194

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Prestige Brands 144A 6.375% 3/1/24 #	695,000	$714,113
Tempur Sealy International
5.50% 6/15/26	1,330,000	1,283,450
Weight Watchers International 144A
8.625% 12/1/25 #	715,000	763,263
		9,228,595
Energy – 15.55%
Alta Mesa Holdings 7.875% 12/15/24	1,900,000	1,987,875
AmeriGas Partners 5.875% 8/20/26	860,000	844,950
Cheniere Corpus Christi Holdings
5.875% 3/31/25	450,000	472,500
7.00% 6/30/24	470,000	521,700
Cheniere Energy Partners 144A
5.25% 10/1/25 #	710,000	702,013
Chesapeake Energy 144A
8.00% 1/15/25 #	1,785,000	1,731,450
Crestwood Midstream Partners
5.75% 4/1/25	1,325,000	1,318,375
Diamond Offshore Drilling
7.875% 8/15/25	1,190,000	1,197,437
Ensco 7.75% 2/1/26	1,250,000	1,150,000
Genesis Energy 6.50% 10/1/25	2,115,000	2,083,275
Gulfport Energy
6.375% 5/15/25	610,000	589,413
6.375% 1/15/26	1,430,000	1,362,075
Hilcorp Energy I 144A 5.75% 10/1/25 #	691,000	687,545
Laredo Petroleum 6.25% 3/15/23	1,335,000	1,345,013
Murphy Oil 6.875% 8/15/24	1,895,000	1,980,275
Murphy Oil USA 5.625% 5/1/27	1,380,000	1,392,075
Nabors Industries 144A 5.75% 2/1/25 #	1,295,000	1,223,775
NuStar Logistics 5.625% 4/28/27	600,000	583,500
Oasis Petroleum 6.875% 3/15/22	1,305,000	1,326,846
PDC Energy 144A 5.75% 5/15/26 #	695,000	683,706
Precision Drilling 144A
7.125% 1/15/26 #	1,825,000	1,811,313
QEP Resources 5.625% 3/1/26	1,870,000	1,771,825
Southwestern Energy 7.75% 10/1/27	2,430,000	2,484,675
Summit Midstream Holdings
5.75% 4/15/25	900,000	861,750
Targa Resources Partners
5.375% 2/1/27	1,345,000	1,345,000
Transocean 144A 9.00% 7/15/23 #	1,560,000	1,665,300
Transocean Proteus 144A
6.25% 12/1/24 #	562,500	574,453
Whiting Petroleum 144A
6.625% 1/15/26 #	1,765,000	1,780,444
WildHorse Resource Development
6.875% 2/1/25	1,880,000	1,894,100
		37,372,658
Financial Services – 0.76%
DAE Funding 144A 5.00% 8/1/24 #	455,000	431,681
E*TRADE Financial 5.875%µψ	1,365,000	1,399,125
		1,830,806
Healthcare – 9.60%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	2,150,000	2,047,875
Charles River Laboratories International
144A 5.50% 4/1/26 #	1,769,000	1,802,169
CHS 6.25% 3/31/23	1,955,000	1,810,819
DaVita 5.00% 5/1/25	1,435,000	1,390,587
Encompass Health
5.75% 11/1/24	790,000	805,800
5.75% 9/15/25	1,920,000	1,968,000
HCA
5.375% 2/1/25	1,435,000	1,442,175
5.875% 2/15/26	810,000	826,200
7.58% 9/15/25	580,000	638,725
Hill-Rom Holdings
144A 5.00% 2/15/25 #	535,000	532,994
144A 5.75% 9/1/23 #	860,000	894,400
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	1,210,000	1,252,350
Polaris Intermediate 144A PIK 8.50%
12/1/22 #❆	610,000	623,731
Surgery Center Holdings
144A 6.75% 7/1/25 #	1,095,000	1,067,625
144A 8.875% 4/15/21 #	1,840,000	1,927,400
Tenet Healthcare
144A 5.125% 5/1/25 #	610,000	588,650
8.125% 4/1/22	2,035,000	2,129,119
Teva Pharmaceutical Finance
Netherlands III 144A 6.00% 4/15/24 #	1,355,000	1,316,996
		23,065,615
Insurance – 3.96%
Acrisure 144A 7.00% 11/15/25 #	1,305,000	1,256,063
AssuredPartners 144A 7.00% 8/15/25 #	2,140,000	2,118,600
HUB International 144A
7.875% 10/1/21 #	1,735,000	1,797,894
NFP 144A 6.875% 7/15/25 #	2,015,000	2,009,963
USIS Merger Sub 144A 6.875% 5/1/25 #	2,325,000	2,330,813
		9,513,333
Media – 8.41%
Altice France
144A 6.00% 5/15/22 #	635,000	621,506
144A 7.375% 5/1/26 #	745,000	712,406
Altice Luxembourg 144A
7.75% 5/15/22 #	2,015,000	1,876,469
AMC Networks 4.75% 8/1/25	645,000	623,154
CCO Holdings
144A 5.50% 5/1/26 #	160,000	157,000

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.75% 2/15/26 #	845,000	$842,896
144A 5.875% 5/1/27 #	2,010,000	2,015,025
Cequel Communications Holdings I 144A
7.75% 7/15/25 #	530,000	563,125
CSC Holdings 144A
10.875% 10/15/25 #	1,080,000	1,271,689
Gray Television 144A 5.875% 7/15/26 #	1,245,000	1,213,875
Nexstar Broadcasting 144A
5.625% 8/1/24 #	1,310,000	1,286,682
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,286,850
Sirius XM Radio
144A 5.00% 8/1/27 #	675,000	637,875
144A 5.375% 4/15/25 #	1,955,000	1,945,225
Tribune Media 5.875% 7/15/22	1,185,000	1,207,219
Univision Communications 144A
5.125% 5/15/23 #	730,000	697,223
UPC Holding 144A 5.50% 1/15/28 #	900,000	832,500
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,235,000	1,193,319
VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,221,492
		20,205,530
Services – 5.91%
Advanced Disposal Services 144A
5.625% 11/15/24 #	1,245,000	1,260,563
Avis Budget Car Rental 144A
6.375% 4/1/24 #	1,490,000	1,516,075
Covanta Holding 5.875% 7/1/25	1,345,000	1,308,013
GEO Group
5.875% 10/15/24	210,000	208,950
6.00% 4/15/26	1,005,000	989,925
H&E Equipment Services
5.625% 9/1/25	1,140,000	1,152,825
Herc Rentals 144A 7.75% 6/1/24 #	1,129,000	1,227,787
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,005,000	966,056
Prime Security Services Borrower 144A
9.25% 5/15/23 #	2,541,000	2,760,161
TMS International 144A
7.25% 8/15/25 #	870,000	909,150
United Rentals North America
5.50% 5/15/27	1,890,000	1,908,900
		14,208,405
Technology & Electronics – 4.20%
CommScope Technologies
144A 5.00% 3/15/27 #	1,390,000	1,323,975
144A 6.00% 6/15/25 #	590,000	616,845
Dell International 144A 6.02% 6/15/26 #	885,000	954,058
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 #	1,285,000	1,429,563
Infor US 6.50% 5/15/22	1,210,000	1,237,225
RP Crown Parent 144A
7.375% 10/15/24 #	1,045,000	1,084,187
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	1,040,000	1,098,188
Solera 144A 10.50% 3/1/24 #	910,000	1,016,925
TTM Technologies 144A
5.625% 10/1/25 #	1,345,000	1,341,637
		10,102,603
Telecommunications – 6.00%
CenturyLink 6.75% 12/1/23	1,285,000	1,256,087
Cincinnati Bell 144A 7.00% 7/15/24 #	1,015,000	913,500
Frontier Communications 144A
8.50% 4/1/26 #	1,040,000	1,011,400
Level 3 Financing 5.375% 5/1/25	1,690,000	1,643,525
Sprint
7.125% 6/15/24	2,500,000	2,443,750
7.625% 3/1/26	1,215,000	1,189,181
7.875% 9/15/23	1,650,000	1,689,187
T-Mobile USA
6.375% 3/1/25	710,000	743,725
6.50% 1/15/26	1,580,000	1,682,700
Zayo Group 6.375% 5/15/25	1,780,000	1,848,975
		14,422,030
Transportation – 0.51%
XPO Logistics 144A 6.125% 9/1/23 #	1,180,000	1,222,775
		1,222,775
Utilities – 1.97%
Calpine 5.75% 1/15/25	3,570,000	3,275,475
Dynegy 144A 8.00% 1/15/25 #	1,345,000	1,469,413
		4,744,888
Total Corporate Bonds
(cost $218,726,884)		216,974,581

Loan Agreements – 8.65%
Applied Systems 2nd Lien 9.312%
(LIBOR03M + 7.00%) 9/19/25 ●	1,950,000	2,020,687
Blue Ribbon 1st Lien 6.312%
(LIBOR03M + 4.00%) 11/13/21 ●	683,818	683,391
BWAY Tranche B 1st Lien 5.562%
(LIBOR03M + 3.25%) 4/3/24 ●	1,005,000	1,011,177
CH Hold 2nd Lien 9.562% (LIBOR03M +
7.25%) 2/1/25 ●	340,000	345,950
Cyxtera DC Holdings 2nd Lien 9.562%
(LIBOR03M + 7.25%) 5/1/25 ●	680,000	684,319
Deck Chassis Acquisition 2nd Lien
8.312% (LIBOR03M + 6.00%)
6/15/23 ●	600,000	611,250

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
DG Investment Intermediate Holdings
2nd Lien 9.062% (LIBOR03M + 6.75%)
2/1/26 ●	175,000	$177,625
Digicel International Finance Tranche B
1st Lien 5.562% (LIBOR03M + 3.25%)
5/10/24 ●	1,234,080	1,230,224
Frontier Communications Tranche B 1st
Lien 6.062% (LIBOR03M + 3.75%)
6/15/24 ●	1,226,910	1,213,107
HVSC Merger Sub 1st Lien 6.312%
(LIBOR03M + 4.00%) 10/20/24 ●	618,450	624,827
HVSC Merger Sub 2nd Lien 10.562%
(LIBOR03M + 8.25%) 10/26/25 ●	350,000	353,500
Kronos 2nd Lien 10.562% (LIBOR03M +
8.25%) 11/1/24 ●	1,320,000	1,372,250
Lucid Energy Group II Borrower 1st Lien
5.312% (LIBOR03M + 3.00%)
2/18/25 ●	1,240,000	1,236,125
Marketo Tranche B 1st Lien 5.562%
(LIBOR03M + 3.25%) 2/7/25 ●	1,310,000	1,308,977
PharMerica Tranche B 2nd Lien 10.062%
(LIBOR03M + 7.75%) 12/7/25 ●	175,000	175,875
Russell Investments US Institutional
Holdco Tranche B 1st Lien 6.562%
(LIBOR03M + 4.25%) 6/1/23 ●	1,914,140	1,929,991
Sable International Finance Tranche B4
1st Lien 5.562% (LIBOR03M + 3.25%)
2/2/26 ●	1,250,000	1,254,980
Stars Group Holdings Tranche B 1st Lien
5.359% (LIBOR03M + 3.00%)
4/6/25 ●	1,205,000	1,201,988
5.812% (LIBOR03M + 3.50%)
8/1/21 ●	1,241,808	1,249,492
Summit Midstream Partners Holdings
Tranche B 1st Lien 8.312%
(LIBOR03M + 6.00%) 5/21/22 ●	598,400	607,376
Utz Quality Foods 1st Lien 5.812%
(LIBOR03M + 3.50%) 11/21/24 ●	620,000	626,878
VC GB Holdings 2nd Lien 10.312%
(LIBOR03M + 8.00%) 2/28/25 =●	260,000	262,925
WideOpenWest Finance Tranche B 1st
Lien 5.562% (LIBOR03M + 3.25%)
8/19/23 ●	633,409	619,751
Loan Agreements (cost $20,523,182)		20,802,665

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 0.22%
GMAC Capital Trust I 7.624%
(LIBOR03M + 5.785%) ●	20,000	519,600
Total Preferred Stock (cost $515,800)		519,600

	Principal
	amount°
Short-Term Investments – 2.36%
Repurchase Agreements – 2.36%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $816,204 (collateralized by US
government obligations
1.50%–3.75% 11/15/18–8/15/44;
market value $832,371)	816,050	816,050
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $2,448,584 (collateralized by US
government obligations
0.00%–2.875%
8/16/18–8/15/47; market value
$2,497,111)	2,448,148	2,448,148
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $2,407,275 (collateralized by US
government obligations
0.00%–3.625%
5/31/18–11/15/45; market value
$2,454,944)	2,406,807	2,406,807
Total Short-Term Investments
(cost $5,671,005)		5,671,005

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

Total Value of Securities – 101.51%
(cost $245,522,242)	$243,967,851
Liabilities Net of Receivables and Other Assets – (1.51%)	(3,631,555)
Net Assets Applicable to 47,157,633 Shares Outstanding – 100.00%	$240,336,296
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $128,715,154, which represents 53.56% of the Series’ net assets.

❆	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US dollar

See accompanying notes.

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec.31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$216,974,581	$—	$216,974,581
Loan Agreements	—	20,539,740	262,925	20,802,665
Common Stock	—	—	—	—
Preferred Stock[1]	519,600	—	—	519,600
Short-Term Investments	—	5,671,005	—	5,671,005
Total Value of Securities	$519,600	$243,185,326	$262,925	$243,967,851

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-6

(Unaudited)

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [3/18] 5/18 (490989)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.67% Δ
Australia – 0.45%
Coca-Cola Amatil	34,536	$231,265
		231,265
Canada – 4.58%
Alamos Gold	40,868	212,532
CGI Group Class A †	19,214	1,108,084
Suncor Energy	24,900	859,860
Yamana Gold	54,783	151,378
		2,331,854
China/Hong Kong – 7.85%
CNOOC	553,000	818,821
Techtronic Industries	206,859	1,214,074
Yue Yuen Industrial Holdings	491,000	1,967,175
		4,000,070
Denmark – 2.34%
Carlsberg Class B	9,971	1,190,484
		1,190,484
France – 19.75%
AXA	49,516	1,316,285
Cie Generale des Etablissements
Michelin	7,015	1,038,520
Kering	2,935	1,407,677
Publicis Groupe	6,056	421,690
Rexel	27,411	464,335
Sanofi	9,073	728,018
Teleperformance	7,700	1,194,091
TOTAL	19,652	1,126,447
Valeo	12,934	855,586
Vinci	15,330	1,509,930
		10,062,579
Germany – 5.46%
Bayerische Motoren Werke	10,945	1,190,485
Deutsche Post	36,334	1,591,405
		2,781,890
Indonesia – 2.24%
Bank Rakyat Indonesia Persero	4,341,775	1,139,454
		1,139,454
Italy – 3.86%
Leonardo *	60,376	698,257
UniCredit †	60,698	1,268,657
		1,966,914
Japan – 22.22%
East Japan Railway	11,056	1,024,710
ITOCHU	107,635	2,090,388
Japan Tobacco	39,600	1,141,052
Matsumotokiyoshi Holdings	23,600	998,073
MINEBEA MITSUMI	55,200	1,178,651
Mitsubishi UFJ Financial Group	257,035	1,683,693
Nippon Telegraph & Telephone	28,718	1,322,477
Nitori Holdings	2,058	363,711
Toyota Motor	23,643	1,516,503
		11,319,258
Netherlands – 5.17%
ING Groep	75,691	1,277,301
Koninklijke Philips	35,486	1,358,831
		2,636,132
Republic of Korea – 2.40%
Samsung Electronics	529	1,221,380
		1,221,380
Russia – 1.24%
Mobile TeleSystems ADR	55,700	634,423
		634,423
Spain – 0.98%
Banco Santander	76,558	501,101
		501,101
Sweden – 3.83%
Nordea Bank	131,223	1,404,082
Tele2 Class B *	45,337	545,964
		1,950,046
Switzerland – 2.83%
Novartis	17,821	1,441,378
		1,441,378
United Kingdom – 13.47%
Imperial Brands	26,865	914,740
Meggitt	132,730	805,210
National Grid	21,272	239,448
Playtech	121,832	1,253,024
Rio Tinto	20,647	1,047,712
Shire	28,503	1,418,589
Standard Chartered	118,143	1,184,072
		6,862,795
Total Common Stock
(cost $43,900,197)		50,271,023

	Principal
	amount°
Short-Term Investments – 1.16%
Discount Note – 0.18% ≠
Federal Home Loan Bank 0.80%
4/3/18	91,010	91,006
		91,006

NQ-VIP-878 [3/18] 5/18 (490998)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.59%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $43,350 (collateralized by US
government obligations
1.50%-3.75% 11/15/18-8/15/44;
market value $44,208)	43,341	$43,341
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $130,048 (collateralized by US
government obligations
0.00%-2.875% 8/16/18-8/15/47;
market value $132,625)	130,025	130,025
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $127,854 (collateralized by US
government obligations
0.00%-3.625% 5/31/18-11/15/45;
market value $130,386)	127,829	127,829
		301,195
US Treasury Obligations – 0.39% ≠
US Treasury Bills
1.007% 4/5/18	97,834	97,821
1.351% 4/12/18	97,399	97,354
		195,175
Total Short-Term Investments
(cost $587,366)		587,376

Total Value of Securities Before
Securities Lending
Collateral – 99.83%
(cost $44,487,563)		50,858,399

Securities Lending Collateral – 1.14%
Certificate of Deposit – 0.05% ≠
Bank of Nova Scotia (Toronto) 1.68%
4/2/18	26,000	26,000
		26,000
Repurchase Agreements – 1.09%
Bank of Montreal
1.76%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $135,576 (collateralized by US
government obligations
0.00%-2.375% 4/26/18-1/31/23;
market value $138,260)	135,549	135,549
Bank of Nova Scotia
1.77%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $135,576 (collateralized by US
government obligations
0.75%-3.875% 5/15/18-2/28/22;
market value $138,267)	135,549	135,549
Credit Agricole
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $135,575 (collateralized by US
government obligations 1.875%
9/30/22; market value $138,260)	135,549	135,549
JP Morgan Securities
1.80%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $135,576 (collateralized by US
government obligations
0.625%-1.375% 1/15/20-7/15/21;
market value $138,283)	135,549	135,549
Merrill Lynch, Pierce, Fenner & Smith
1.78%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $14,151 (collateralized by US
government obligations 1.00%
9/30/19; market value $14,431)	14,148	14,148
		556,344
Total Securities Lending Collateral
(cost $582,344)		582,344

Total Value of Securities – 100.97%
(cost $45,069,907)		51,440,743■
Obligation to Return Securities Lending Collateral – (1.14%)		(579,431)
Receivables and Other Assets Net of Liabilities – 0.17%		86,624
Net Assets Applicable to 3,893,423 Shares Outstanding – 100.00%		$50,947,936
____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.

NQ-VIP-878 [3/18] 5/18 (490998)	International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

■	Includes $553,303 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	396,483	USD	(489,842)	4/3/18	$—	$(1,819)
BNYM	HKD	517,353	USD	(65,933)	4/3/18	—	—
BNYM	HKD	841,185	USD	(107,192)	4/4/18	16	—
BNYM	JPY	(28,464,117)	USD	268,044	4/2/18	470	—
Total Foreign Currency Exchange Contracts						$486	$(1,819)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

NQ-VIP-878 [3/18] 5/18 (490998)	International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [3/18] 5/18 (490998)	International Value Equity Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$—	$231,265	$231,265
Canada	2,331,854	—	2,331,854
China/Hong Kong	—	4,000,070	4,000,070
Denmark	—	1,190,484	1,190,484
France	—	10,062,579	10,062,579
Germany	—	2,781,890	2,781,890
Indonesia	—	1,139,454	1,139,454
Italy	—	1,966,914	1,966,914
Japan	11,319,258	—	11,319,258
Netherlands	—	2,636,132	2,636,132
Republic of Korea	1,221,380	—	1,221,380
Russia	634,423	—	634,423
Spain	—	501,101	501,101
Sweden	—	1,950,046	1,950,046
Switzerland	—	1,441,378	1,441,378
United Kingdom	—	6,862,795	6,862,795
Securities Lending Collateral	—	582,344	582,344
Short-Term Investments	—	587,376	587,376
Total Value of Securities	$15,506,915	$35,933,828	$51,440,743
Derivatives*
Assets:
Foreign Currency Exchange Contracts	$—	$486	$486
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,819)	$(1,819)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended March 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [3/18] 5/18 (490998)	International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.703% 9/26/33 ●	15,357	$16,544
Total Agency Asset-Backed Security
(cost $15,233)		16,544

Agency Collateralized Mortgage
Obligations – 1.19%
Fannie Mae Connecticut Avenue
Securities
Series 2016-C03 1M1 3.872%
(LIBOR01M + 2.00%) 10/25/28 ●	979,944	994,858
Series 2016-C04 1M1 3.322%
(LIBOR01M + 1.45%) 1/25/29 ●	624,974	629,966
Series 2017-C01 1M1 3.172%
(LIBOR01M + 1.30%) 7/25/29 ●	638,030	643,178
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 6/19/41 ●	11,951	13,204
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	368	416
Series 2003-120 BL 3.50% 12/25/18	8,126	8,127
Series 2004-49 EB 5.00% 7/25/24	6,930	7,301
Series 2005-66 FD 2.172%
(LIBOR01M + 0.30%, Cap 7.25%,
Floor 0.30%) 7/25/35 ●	185,719	186,104
Series 2005-110 MB 5.50% 9/25/35	1,419	1,461
Series 2011-88 AB 2.50% 9/25/26	6,423	6,416
Series 2011-113 MC 4.00% 12/25/40	50,320	51,184
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	11,015	12,486
Series 3016 FL 2.167% (LIBOR01M +
0.39%, Cap 6.50%, Floor 0.39%)
8/15/35 ●	7,989	8,001
Series 3027 DE 5.00% 9/15/25	7,990	8,479
Series 3067 FA 2.127% (LIBOR01M +
0.35%, Cap 7.00%, Floor 0.35%)
11/15/35 ●	748,959	747,777
Series 3232 KF 2.227% (LIBOR01M +
0.45%, Cap 6.75%, Floor 0.45%)
10/15/36 ●	23,396	23,503
Series 3297 BF 2.017% (LIBOR01M +
0.24%, Cap 7.00%, Floor 0.24%)
4/15/37 ●	286,265	285,910
Series 3737 NA 3.50% 6/15/25	34,735	35,164
Series 3800 AF 2.277% (LIBOR01M +
0.50%, Cap 7.00%, Floor 0.50%)
2/15/41 ●	1,551,358	1,560,636
Series 4163 CW 3.50% 4/15/40	951,999	957,973
Freddie Mac Strips
Series 19 F 2.117% 6/1/28 ●	953	952
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2 4.722%
(LIBOR01M + 2.85%) 4/25/28 ●	629,637	652,644
Series 2015-HQA1 M2 4.522%
(LIBOR01M + 2.65%) 3/25/28 ●	368,087	375,580
Series 2015-HQA2 M2 4.672%
(LIBOR01M + 2.80%) 5/25/28 ●	473,932	488,791
Series 2016-DNA1 M2 4.772%
(LIBOR01M + 2.90%) 7/25/28 ●	470,000	482,220
Series 2016-DNA3 M2 3.872%
(LIBOR01M + 2.00%) 12/25/28 ●	410,000	417,486
Series 2016-DNA4 M2 3.172%
(LIBOR01M + 1.30%, Floor 1.30%)
3/25/29 ●	500,000	505,633
Series 2016-HQA2 M2 4.122%
(LIBOR01M + 2.25%) 11/25/28 ●	479,988	491,896
Series 2017-DNA3 M2 4.372%
(LIBOR01M + 2.50%) 3/25/30 ●	450,000	461,269
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	740	843
Series T-58 2A 6.50% 9/25/43 ⧫	16,730	18,785
NCUA Guaranteed Notes Trust
Series 2011-R2 1A 2.111%
(LIBOR01M + 0.40%, Cap 8.00%,
Floor 0.40%) 2/6/20 ●	1,196,214	1,198,824
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.123%
(LIBOR03M + 0.39%) 1/21/70 #●	5,500,000	5,503,432
Total Agency Collateralized Mortgage
Obligations (cost $16,686,500)		16,780,499

Agency Commercial Mortgage-Backed
Securities – 0.34%
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.949% 8/25/44 #●	125,000	130,984
Series 2012-K22 B 144A
3.687% 8/25/45 #●	1,115,000	1,125,751
Series 2013-K712 B 144A
3.364% 5/25/45 #●	625,000	628,656
Series 2014-K717 144A
3.629% 11/25/47 #●	635,000	642,715
Series 2016-K722 B 144A
3.835% 7/25/49 #●	535,000	539,865

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed
Securities (continued)
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.408%
(LIBOR01M + 0.53%, Cap 8.00%,
Floor 0.53%) 3/9/21 ●	1,706,055	$1,702,520
Total Agency Commercial
Mortgage-Backed Securities
(cost $4,802,647)		4,770,491

Agency Mortgage-Backed
Securities – 19.42%
Fannie Mae ARM
2.958% (LIBOR12M + 1.609%, Cap
7.958%) 4/1/46 ●	3,667,612	3,666,517
3.20% (LIBOR12M + 1.548%, Cap
8.202%) 4/1/44 ●	281,177	284,078
3.284% (LIBOR12M + 1.518%, Cap
9.586%) 8/1/34 ●	6,264	6,545
3.336% (LIBOR12M + 1.586%, Cap
9.688%) 9/1/38 ●	352,333	366,652
3.364% (LIBOR12M + 1.646%, Cap
10.70%) 8/1/37 ●	58,312	60,888
3.377% (LIBOR12M + 1.591%, Cap
11.223%) 8/1/36 ●	7,175	7,598
3.391% (H15T1Y + 2.127%, Cap
9.953%) 12/1/33 ●	5,049	5,344
3.429% (LIBOR12M + 1.672%, Cap
9.839%) 9/1/35 ●	71,028	74,456
3.448% (LIBOR12M + 1.698%, Cap
11.165%) 4/1/36 ●	3,794	3,964
3.45% (LIBOR12M + 1.70%, Cap
11.097%) 8/1/37 ●	25,268	25,075
3.505% (LIBOR12M + 1.77%, Cap
8.505%) 1/1/41 ●	60,030	61,467
3.506% (LIBOR12M + 1.731%, Cap
11.188%) 6/1/36 ●	13,609	14,299
3.58% (LIBOR12M + 1.83%, Cap
10.179%) 8/1/35 ●	1,733	1,820
3.587% (LIBOR12M + 1.767%, Cap
11.394%) 7/1/36 ●	10,189	10,649
3.609% (LIBOR12M + 1.859%, Cap
10.109%) 7/1/36 ●	1,818	1,914
3.618% (LIBOR12M + 1.777%, Cap
9.021%) 6/1/34 ●	3,039	3,213
Fannie Mae FHAVA
4.50% 7/1/40	645,528	678,469
Fannie Mae S.F. 30 yr
4.50% 11/1/39	546,408	579,946
4.50% 8/1/40	158,055	166,921
4.50% 8/1/41	1,497,794	1,590,332
4.50% 10/1/43	1,759,812	1,862,487
4.50% 10/1/44	122,265	129,422
4.50% 2/1/46	44,336,174	46,879,008
4.50% 3/1/46	12,304,947	13,031,728
4.50% 5/1/46	1,220,610	1,287,145
4.50% 7/1/46	1,522,574	1,601,970
4.50% 10/1/46	6,825,754	7,146,931
4.50% 7/1/47	12,417,843	13,002,252
4.50% 11/1/47	12,631,733	13,403,916
5.00% 6/1/35	779,444	841,316
5.00% 3/1/39	627,303	678,211
5.00% 6/1/39	2,121,203	2,288,935
5.00% 12/1/39	216,939	234,691
5.00% 1/1/40	53,307	57,734
5.00% 6/1/44	1,509,151	1,639,426
5.00% 8/1/44	16,220,710	17,508,994
5.00% 7/1/47	14,047,161	15,114,031
5.50% 4/1/34	1,412,669	1,551,679
5.50% 3/1/35	46,515	50,710
5.50% 10/1/35	121,459	133,297
5.50% 8/1/37	453,551	498,093
5.50% 1/1/38	614,422	671,187
5.50% 3/1/38	546,379	602,543
5.50% 8/1/38	90,308	99,087
5.50% 6/1/39	394,151	433,044
5.50% 8/1/41	1,059,315	1,162,902
5.50% 9/1/41	711,552	798,645
5.50% 5/1/44	62,957,167	69,165,458
6.00% 9/1/36	184,571	210,508
6.00% 10/1/39	1,379,670	1,558,183
6.00% 7/1/41	7,127,501	7,970,811
Fannie Mae S.F. 30 yr TBA
4.50% 5/1/48	1,567,000	1,637,398
Freddie Mac ARM
2.559% (LIBOR12M + 1.63%, Cap
7.559%) 10/1/46 ●	1,122,512	1,103,404
2.919% (LIBOR12M + 1.612%, Cap
7.92%) 11/1/44 ●	172,485	173,876
3.116% (LIBOR12M + 1.62%, Cap
8.117%) 3/1/46 ●	879,804	882,456
3.283% (H15T1Y + 2.14%, Cap
10.884%) 10/1/36 ●	2,308	2,415
3.37% (H15T1Y + 2.37%, Cap
10.931%) 6/1/37 ●	112,659	117,206
3.525% (LIBOR12M + 1.775%, Cap
11.228%) 10/1/37 ●	35,549	37,098
3.635% (LIBOR12M + 1.885%, Cap
10.092%) 7/1/38 ●	295,784	310,713
5.103% (LIBOR12M + 1.93%, Cap
10.103%) 8/1/38 ●	3,190	3,339

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed
Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 4/1/39	88,845	$93,649
4.50% 5/1/40	3,537,753	3,742,712
4.50% 3/1/42	1,033,162	1,092,831
4.50% 8/1/42	10,199,246	10,780,315
4.50% 12/1/43	381,898	400,027
4.50% 8/1/44	306,353	323,737
4.50% 7/1/45	2,030,379	2,151,460
4.50% 12/1/45	2,352,328	2,465,413
5.00% 6/1/36	820,650	884,868
5.00% 5/1/41	618,755	669,876
5.00% 12/1/41	586,059	634,083
5.00% 4/1/44	2,255,674	2,439,415
5.00% 12/1/44	807,000	873,007
5.50% 12/1/35	40,827	45,082
5.50% 5/1/37	210,960	232,910
5.50% 3/1/40	125,441	137,642
5.50% 4/1/40	334,374	367,072
5.50% 8/1/40	425,703	466,852
5.50% 6/1/41	4,551,927	4,991,219
6.00% 2/1/36	343,266	385,262
6.00% 3/1/36	255,187	285,814
6.00% 1/1/38	46,484	51,893
6.00% 6/1/38	129,484	145,161
6.00% 8/1/38	576,156	650,533
6.00% 7/1/39	305,057	342,345
6.00% 5/1/40	350,107	389,799
6.00% 7/1/40	333,092	373,780
GNMA I S.F. 30 yr
5.50% 2/15/41	348,080	379,753
7.00% 12/15/34	12,253	13,976
GNMA II S.F. 30 yr
5.00% 9/20/46	730,120	778,833
5.50% 5/20/37	225,084	241,793
6.00% 2/20/39	254,908	280,360
6.00% 10/20/39	946,479	1,039,812
6.00% 2/20/40	1,042,529	1,150,595
6.00% 4/20/46	289,102	318,650
6.50% 6/20/39	770,315	856,516
Total Agency Mortgage-Backed
Securities (cost $279,036,137)		273,969,441

Corporate Bonds – 35.34%
Banking – 15.01%
Banco Santander 3.50% 4/11/22	3,800,000	3,784,973
Bank of America
3.55% 3/5/24 µ	4,310,000	4,324,593
3.97% 3/5/29 µ	635,000	636,966
4.183% 11/25/27	5,035,000	4,997,798
5.625% 7/1/20	7,475,000	7,886,586
Bank of New York Mellon
2.20% 3/4/19	15,000	14,947
2.817% (LIBOR03M + 1.05%)
10/30/23 ●	4,255,000	4,327,471
2.95% 1/29/23	2,945,000	2,908,944
Barclays
3.20% 8/10/21	1,970,000	1,947,245
8.25%µψ	2,085,000	2,156,745
BB&T 1.993% (LIBOR03M + 0.22%)
2/1/21 ●	4,965,000	4,939,826
Citigroup 2.985% (LIBOR03M + 1.10%)
5/17/24 ●	5,675,000	5,730,014
Citizens Bank
2.30% 12/3/18	5,285,000	5,267,624
2.45% 12/4/19	5,065,000	5,011,019
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,446,340
Compass Bank 2.875% 6/29/22	7,155,000	6,942,061
Cooperatieve Rabobank 3.75% 7/21/26	1,775,000	1,715,057
Credit Suisse Group 144A
4.282% 1/9/28 #	385,000	385,908
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	2,640,000	2,647,139
Fifth Third Bancorp
2.60% 6/15/22	8,315,000	8,067,794
2.875% 7/27/20	240,000	239,635
Fifth Third Bank
2.30% 3/15/19	200,000	199,185
3.85% 3/15/26	1,190,000	1,177,063
Goldman Sachs Group 6.00% 6/15/20	7,860,000	8,320,594
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,559,369
Huntington National Bank 2.50% 8/7/22	1,400,000	1,350,495
JPMorgan Chase & Co. 4.25% 10/1/27	2,515,000	2,548,988
KeyBank
2.30% 9/14/22	1,245,000	1,196,307
2.35% 3/8/19	4,160,000	4,146,280
2.40% 6/9/22	2,725,000	2,633,529
2.50% 11/22/21	4,565,000	4,459,113
3.18% 5/22/22	940,000	935,970
3.375% 3/7/23	2,395,000	2,405,249
Lloyds Banking Group
2.907% 11/7/23 µ	5,325,000	5,137,221
Manufacturers & Traders Trust
2.05% 8/17/20	4,255,000	4,159,311
2.50% 5/18/22	1,445,000	1,403,609
Morgan Stanley
2.75% 5/19/22	260,000	253,629
3.011% (LIBOR03M + 1.22%)
5/8/24 ●	4,530,000	4,605,876
3.625% 1/20/27	2,145,000	2,100,531
3.772% 1/24/29 µ	1,930,000	1,901,091
3.95% 4/23/27	1,415,000	1,379,435

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.00% 11/24/25	3,765,000	$3,941,163
5.50% 1/26/20	5,300,000	5,533,400
PNC Bank
2.45% 11/5/20	3,635,000	3,579,653
2.70% 11/1/22	505,000	489,063
PNC Financial Services Group 5.00%µψ	2,705,000	2,699,590
Regions Financial 2.75% 8/14/22	1,090,000	1,059,856
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,039,485
Royal Bank of Scotland Group
3.875% 9/12/23	4,160,000	4,111,707
8.625%µψ	2,095,000	2,280,931
Santander UK
2.125% 11/3/20	6,250,000	6,106,138
144A 5.00% 11/7/23 #	2,050,000	2,123,671
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,389,904
SunTrust Banks 2.50% 5/1/19	7,305,000	7,284,400
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,878,861
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	1,795,000	1,741,460
144A 3.00% 4/15/21 #	5,915,000	5,855,693
US Bancorp
2.35% 1/29/21	3,365,000	3,316,967
2.625% 1/24/22	4,340,000	4,277,809
USB Capital IX 3.50% (LIBOR03M +
1.02%)ψ●	2,220,000	2,007,546
Zions Bancorporation 4.50% 6/13/23	1,770,000	1,803,005
		211,771,832
Basic Industry – 1.00%
Dow Chemical 8.55% 5/15/19	7,185,000	7,627,854
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	3,976,306
144A 5.40% 11/1/20 #	2,365,000	2,500,768
		14,104,928
Brokerage – 0.56%
E*TRADE Financial 5.30%µψ	4,765,000	4,687,569
Jefferies Group 5.125% 1/20/23	3,115,000	3,298,636
		7,986,205
Capital Goods – 1.02%
Allegion US Holding 3.20% 10/1/24	1,500,000	1,458,615
General Electric 2.167% (LIBOR03M +
0.38%) 5/5/26 ●	305,000	291,291
Nvent Finance Sarl 144A
3.95% 4/15/23 #	9,970,000	10,007,025
Roper Technologies 2.80% 12/15/21	2,635,000	2,593,755
		14,350,686
Communications – 3.89%
American Tower 3.00% 6/15/23	8,965,000	8,665,724
American Tower Trust I 144A
3.07% 3/15/23 #	1,575,000	1,556,526
AT&T
2.85% 2/14/23	10,395,000	10,451,251
144A 4.30% 2/15/30 #	1,700,000	1,695,464
Crown Castle International
3.15% 7/15/23	6,780,000	6,579,187
5.25% 1/15/23	2,095,000	2,227,884
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,757,521
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,068,145
Historic TW 6.875% 6/15/18	1,340,000	1,350,671
SBA Tower Trust 144A
2.898% 10/8/19 #	1,520,000	1,512,375
Sprint Spectrum 144A
4.738% 3/20/25 #	1,745,000	1,758,088
Time Warner Entertainment
8.375% 3/15/23	8,635,000	10,255,915
Verizon Communications
2.625% 2/21/20	3,990,000	3,972,574
		54,851,325
Consumer Cyclical – 1.03%
Alibaba Group Holding 2.80% 6/6/23	3,360,000	3,250,121
Daimler Finance North America 144A
3.35% 2/22/23 #	3,695,000	3,683,235
Ford Motor Credit 3.336% 3/18/21	720,000	715,986
General Motors Financial
3.45% 1/14/22	3,095,000	3,086,194
Hyundai Capital America
144A 2.55% 2/6/19 #	3,000,000	2,992,328
144A 3.00% 3/18/21 #	150,000	148,296
Wyndham Worldwide 4.15% 4/1/24	685,000	683,849
		14,560,009
Consumer Non-Cyclical – 3.33%
Abbott Laboratories 2.90% 11/30/21	10,105,000	10,016,968
Anheuser-Busch InBev Worldwide
3.50% 1/12/24	11,370,000	11,454,087
Celgene 3.25% 2/20/23	6,820,000	6,696,307
CVS Health
3.35% 3/9/21	4,795,000	4,823,607
3.70% 3/9/23	2,135,000	2,143,918
4.10% 3/25/25	2,530,000	2,549,490
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,691,605
Shire Acquisitions Investments Ireland
1.90% 9/23/19	5,675,000	5,582,862
		46,958,844
Electric – 5.25%
AEP Texas 2.40% 10/1/22	5,720,000	5,509,268
Arizona Public Service 2.20% 1/15/20	8,255,000	8,165,593

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Avangrid 3.15% 12/1/24	3,335,000	$3,240,981
CMS Energy 6.25% 2/1/20	2,945,000	3,105,574
DTE Energy 2.40% 12/1/19	3,350,000	3,311,943
Duke Energy 1.80% 9/1/21	5,640,000	5,371,729
Enel Finance International 144A
2.875% 5/25/22 #	7,275,000	7,104,573
Entergy 4.00% 7/15/22	5,797,000	5,920,878
Entergy Louisiana 4.05% 9/1/23	480,000	491,542
Exelon 2.85% 6/15/20	3,500,000	3,469,989
Exelon Generation 4.25% 6/15/22	1,675,000	1,725,410
Fortis 2.10% 10/4/21	6,715,000	6,423,234
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,789,302
ITC Holdings 144A 2.70% 11/15/22 #	7,410,000	7,195,384
LG&E & KU Energy 3.75% 11/15/20	470,000	476,866
National Rural Utilities Cooperative
Finance 5.25% 4/20/46 µ	1,000,000	1,065,440
NV Energy 6.25% 11/15/20	2,350,000	2,537,403
Sempra Energy 2.90% 2/1/23	4,240,000	4,150,929
		74,056,038
Energy – 1.61%
Kinder Morgan Energy Partners
9.00% 2/1/19	2,215,000	2,321,909
MPLX 4.875% 12/1/24	3,885,000	4,077,564
ONEOK 7.50% 9/1/23	4,745,000	5,534,062
Plains All American Pipeline
2.85% 1/31/23	1,350,000	1,274,435
Sabine Pass Liquefaction
5.625% 3/1/25	2,040,000	2,193,935
5.875% 6/30/26	2,475,000	2,707,930
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	4,660,437
		22,770,272
Finance Companies – 0.97%
Air Lease 3.00% 9/15/23	2,375,000	2,277,527
Aviation Capital Group 144A
2.875% 1/20/22 #	5,430,000	5,321,303
International Lease Finance
8.625% 1/15/22	5,230,000	6,103,063
		13,701,893
Insurance – 0.25%
Nuveen Finance 144A 2.95% 11/1/19 #	2,620,000	2,614,295
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	918,645
		3,532,940
REITs – 0.19%
Alexandria Real Estate Equities
3.45% 4/30/25	1,005,000	973,195
Kilroy Realty 3.45% 12/15/24	1,790,000	1,738,547
		2,711,742
Technology – 0.82%
Analog Devices 2.95% 1/12/21	1,875,000	1,869,735
Apple 2.30% (LIBOR03M + 0.50%)
2/9/22 ●	7,095,000	7,182,359
NXP
144A 4.125% 6/1/21 #	2,140,000	2,166,750
144A 4.625% 6/1/23 #	385,000	392,816
		11,611,660
Transportation – 0.41%
Penske Truck Leasing 144A
4.20% 4/1/27 #	5,060,000	5,106,934
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27 ⧫	686,329	673,701
		5,780,635
Total Corporate Bonds
(cost $507,507,817)		498,749,009

Municipal Bonds – 0.31%
Commonwealth of Massachusetts
5.00% 10/1/25	355,000	419,298
County of Baltimore, Maryland
5.00% 2/1/26	3,320,000	3,953,456
Total Municipal Bonds
(cost $4,540,058)		4,372,754

Non-Agency Asset-Backed
Securities – 29.43%
Ally Master Owner Trust
Series 2015-2 A1 2.347% (LIBOR01M
+ 0.57%, Floor 0.57%) 1/15/21 ●	2,600,000	2,607,831
American Express Credit Account Master
Trust
Series 2013-2 A 2.197% (LIBOR01M +
0.42%, Floor 0.42%) 5/17/21 ●	3,290,000	3,296,252
Series 2014-1 A 2.147% (LIBOR01M +
0.37%, Floor 0.37%) 12/15/21 ●	10,925,000	10,954,930
Series 2017-2 A 2.227% (LIBOR01M +
0.45%) 9/16/24 ●	6,260,000	6,316,721
Series 2017-5 A 2.157% (LIBOR01M +
0.38%) 2/18/25 ●	2,425,000	2,441,215
ARI Fleet Lease Trust
Series 2017-A A1 144A
1.25% 6/15/18 #	60,156	60,118
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	8,760,192
BA Credit Card Trust
Series 2014-A1 A 2.157% (LIBOR01M
+ 0.38%, Floor 0.38%) 6/15/21 ●	8,559,000	8,578,620
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,254,217

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.107% (LIBOR01M +
0.33%, Floor 0.33%) 3/15/23 ●	6,410,000	$6,431,902
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 2.277%
(LIBOR01M + 0.50%, Floor 0.50%)
7/15/20 #●	2,000,000	2,002,255
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	2,032,005	2,028,545
Series 2016-2 A3 1.43% 9/20/19	1,080,000	1,073,608
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 2.227% (LIBOR01M +
0.45%, Floor 0.45%) 7/15/22 ●	3,750,000	3,762,736
Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,744,666
Capital One Multi-Asset Execution Trust
Series 2016-A1 A1 2.227%
(LIBOR01M + 0.45%) 2/15/22 ●	1,177,000	1,180,648
CarMax Auto Owner Trust
Series 2018-1 A2B 1.927%
(LIBOR01M + 0.15%) 5/17/21 ●	3,690,000	3,687,841
Chase Issuance Trust
Series 2013-A3 A3 2.057%
(LIBOR01M + 0.28%, Floor 0.28%)
4/15/20 ●	6,110,000	6,110,390
Series 2013-A6 A6 2.197%
(LIBOR01M + 0.42%, Floor 0.42%)
7/15/20 ●	1,333,000	1,334,383
Series 2013-A7 A 2.207% (LIBOR01M
+ 0.43%, Floor 0.43%) 9/15/20 ●	2,800,000	2,804,635
Series 2013-A9 A 2.197% (LIBOR01M
+ 0.42%, Floor 0.42%) 11/16/20 ●	10,225,000	10,245,323
Series 2014-A5 A5 2.147%
(LIBOR01M + 0.37%, Floor 0.37%)
4/15/21 ●	7,882,000	7,902,369
Series 2016-A1 A 2.187% (LIBOR01M
+ 0.41%, Floor 0.41%) 5/17/21 ●	7,390,000	7,410,692
Series 2016-A3 A3 2.327%
(LIBOR01M + 0.55%, Floor 0.55%)
6/15/23 ●	15,735,000	15,890,942
Series 2017-A1 A 2.077% (LIBOR01M
+ 0.30%) 1/18/22 ●	12,020,000	12,052,353
Series 2017-A2 A 2.177% (LIBOR01M
+ 0.40%) 3/15/24 ●	4,555,000	4,582,419
Chesapeake Funding II
Series 2017-2A A2 144A 2.227%
(LIBOR01M + 0.45%, Floor 0.45%)
5/15/29 #●	3,380,416	3,380,201
Series 2017-4A A2 144A 2.117%
(LIBOR01M + 0.34%) 11/15/29 #●	4,970,000	4,969,223
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 2.292%
(LIBOR01M + 0.42%, Floor 0.42%)
7/24/20 ●	5,985,000	5,992,111
Series 2016-A3 A3 2.192%
(LIBOR01M + 0.49%) 12/7/23 ●	15,395,000	15,522,546
Series 2017-A1 A1 2.058%
(LIBOR01M + 0.25%) 1/19/21 ●	1,730,000	1,732,189
Series 2017-A5 A5 2.474%
(LIBOR01M + 0.62%, Floor 0.62%)
4/22/26 ●	17,100,000	17,217,364
Series 2017-A7 A7 2.081%
(LIBOR01M + 0.37%) 8/8/24 ●	19,325,000	19,390,647
Series 2018-A2 A2 2.152%
(LIBOR01M + 0.33%) 1/21/25 ●	9,105,000	9,104,994
CNH Equipment Trust
Series 2016-B A2B 2.177%
(LIBOR01M + 0.40%) 10/15/19 ●	17,292	17,294
Discover Card Execution Note Trust
Series 2013-A6 A6 2.227%
(LIBOR01M + 0.45%, Floor 0.45%)
4/15/21 ●	9,599,000	9,616,474
Series 2014-A1 A1 2.207%
(LIBOR01M + 0.43%, Floor 0.43%)
7/15/21 ●	5,934,000	5,948,440
Series 2017-A1 A1 2.267%
(LIBOR01M + 0.49%) 7/15/24 ●	14,170,000	14,298,657
Series 2017-A3 A3 2.007%
(LIBOR01M + 0.23%) 10/17/22 ●	9,025,000	9,038,679
Series 2017-A5 A5 2.377%
(LIBOR01M + 0.60%) 12/15/26 ●	7,315,000	7,377,782
Series 2017-A7 A7 2.137%
(LIBOR01M + 0.36%) 4/15/25 ●	10,490,000	10,528,932
Ford Credit Auto Owner Trust
Series 2016-C A2B 1.917%
(LIBOR01M + 0.14%) 9/15/19 ●	443,636	443,671
Ford Credit Floorplan Master Owner
Trust A
Series 2015-2 A2 2.347% (LIBOR01M
+ 0.57%, Floor 0.57%) 1/15/22 ●	26,214,000	26,364,424
Series 2016-1 A2 2.677% (LIBOR01M
+ 0.90%) 2/15/21 ●	700,000	704,466
Series 2017-1 A2 2.197% (LIBOR01M
+ 0.42%) 5/15/22 ●	425,000	426,345
Series 2017-2 A2 2.127% (LIBOR01M
+ 0.35%, Floor 0.62%) 9/15/22 ●	17,200,000	17,246,259
Series 2018-1 A2 2.221% (LIBOR01M
+ 0.28%) 5/15/23 ●	1,225,000	1,225,028

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A 2.227%
(LIBOR01M + 0.45%) 3/15/21 #●	920,000	$922,201
GreatAmerica Leasing Receivables
Funding
Series 2017-1 A2 144A
1.72% 4/22/19 #	1,041,826	1,039,101
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	339,450	330,852
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	3,345,000	3,329,691
Hyundai Auto Receivables Trust
Series 2016-A A2B 2.147%
(LIBOR01M + 0.37%) 6/17/19 ●	128,616	128,635
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.508%
(LIBOR01M + 0.70%) 3/17/37 #●	3,438,469	3,449,241
Mercedes-Benz Master Owner Trust
Series 2015-BA A 144A 2.157%
(LIBOR01M + 0.38%) 4/15/20 #●	5,100,000	5,100,912
Series 2016-AA A 144A 2.357%
(LIBOR01M + 0.58%) 5/15/20 #●	4,155,000	4,157,493
Series 2016-BA A 144A 2.477%
(LIBOR01M + 0.70%, Floor 0.75%)
5/17/21 #●	2,280,000	2,293,260
MMAF Equipment Finance
Series 2015-AA A5 144A
2.49% 2/19/36 #	1,595,000	1,577,018
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A 3.222%
(LIBOR01M + 1.35%) 9/27/21 #●	715,000	718,250
Series 2017-1 A 144A 2.652%
(LIBOR01M + 0.78%) 6/27/22 #●	1,900,000	1,908,199
Nissan Auto Lease Trust
Series 2016-B A2B 2.057%
(LIBOR01M + 0.28%, Floor 0.28%)
12/17/18 ●	476,357	476,404
Series 2016-B A3 1.50% 7/15/19	1,300,000	1,294,386
Nissan Auto Receivables Owner Trust
Series 2016-B A2B 2.077%
(LIBOR01M + 0.30%, Floor 0.30%)
4/15/19 ●	90,303	90,314
Nissan Master Owner Trust Receivables
Series 2016-A A1 2.417% (LIBOR01M
+ 0.64%, Floor 0.65%) 6/15/21 ●	2,790,000	2,803,489
Series 2017-B A 2.207% (LIBOR01M +
0.43%) 4/18/22 ●	2,170,000	2,179,317
Series 2017-C A 2.097% (LIBOR01M +
0.32%) 10/17/22 ●	3,720,000	3,720,744
PFS Financing
Series 2018-A A 144A 2.177%
(LIBOR01M + 0.40%) 2/15/22 #●	610,000	609,985
Popular ABS Mortgage Pass Through
Trust
Series 2006-C A4 2.122% (LIBOR01M
+ 0.25%, Cap 14.00%, Floor 0.25%)
7/25/36 ⧫●	1,005,190	996,043
Tesla Auto Lease Trust
Series 2018-A A 144A
2.32% 12/20/19 #	3,173,259	3,166,952
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	650,706	645,567
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	712,625	704,964
Toyota Auto Receivables Owner Trust
Series 2017-A A2B 1.847%
(LIBOR01M + 0.07%) 9/16/19 ●	577,348	577,318
Series 2018-A A2B 1.847%
(LIBOR01M + 0.07%, Floor 0.07%)
10/15/20 ●	6,125,000	6,125,145
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.627%
(LIBOR01M + 0.85%) 12/15/20 #●	7,415,000	7,451,993
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	3,500,000	3,460,535
Series 2017-1A A 144A
2.06% 9/20/21 #	4,780,000	4,733,036
Series 2017-3A A1B 144A 2.092%
(LIBOR01M + 0.27%) 4/20/22 #●	11,825,000	11,840,375
Series 2018-1A A1B 144A 2.01%
(LIBOR01M + 0.26%) 9/20/22 #●	5,070,000	5,071,503
Volvo Financial Equipment
Series 2017-1A A2 144A
1.55% 10/15/19 #	792,062	789,216
Volvo Financial Equipment Master Owner
Trust
Series 2017-A A 144A 2.277%
(LIBOR01M + 0.50%) 11/15/22 #●	11,500,000	11,559,288

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed
Securities (continued)
World Financial Network Credit Card
Master Trust
Series 2015-A A 2.257% (LIBOR01M +
0.48%, Floor 0.48%) 2/15/22 ●	965,000	$965,139
Total Non-Agency Asset-Backed
Securities
(cost $415,363,328)		415,278,095

Non-Agency Collateralized Mortgage
Obligations – 0.16%
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	6,328	6,005
Galton Funding Mortgage Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	740,596	742,783
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	650,454
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	415,247	414,274
Series 2017-4 A1 144A
3.50% 7/25/47 #●	516,151	511,701
Total Non-Agency Collateralized
Mortgage Obligations
(cost $2,329,942)		2,325,217

Non-Agency Commercial
Mortgage-Backed Security – 0.07%
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,193,520	945,598
Total Non-Agency Commercial
Mortgage-Backed Security
(cost $1,265,722)		945,598

Sovereign Bond – 1.00%
Japan – 1.00%
Japan Bank For International
Cooperation 2.514% (LIBOR03M +
0.57%) 2/24/20 ●	14,030,000	14,129,669
Total Sovereign Bond
(cost $14,136,025)		14,129,669

US Treasury Obligations – 11.51%
US Treasury Floating Rate Note
1.748% (USBMMY3M + 0.00%)
1/31/20 ●	106,750,000	106,644,606
US Treasury Notes
2.25% 11/15/27	55,465,000	53,098,103
2.75% 2/15/28	2,650,000	2,649,714
Total US Treasury Obligations
(cost $163,201,034)		162,392,423

	Number of
	shares
Preferred Stock – 0.48%
General Electric 5.00% µψ	4,032,000	3,996,720
Morgan Stanley 5.55% µψ	2,500,000	2,580,675
USB Realty 144A 2.867% (LIBOR03M +
1.147%)#ψ●	200,000	180,750
Total Preferred Stock
(cost $6,716,120)		6,758,145

	Principal
	amount°
Short-Term Investments – 1.44%
Discount Note – 0.32% ≠
Federal Home Loan Bank 0.80%
4/3/18	4,554,636	4,554,426
		4,554,426
Repurchase Agreements – 0.67%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,368,179 (collateralized by US
government obligations 1.50%–3.75%
11/15/18–8/15/44; market value
$1,395,278)	1,367,919	1,367,919
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $4,104,486 (collateralized by US
government obligations
0.00%–2.875% 8/16/18–8/15/47;
market value $4,185,831)	4,103,756	4,103,756
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $4,035,242 (collateralized by US
government obligations
0.00%–3.625% 5/31/18–11/15/45;
market value $4,115,147)	4,034,457	4,034,457
		9,506,132

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligations – 0.45% ≠
US Treasury Bills
1.007% 4/5/18	3,087,783	$3,087,366
1.35% 4/12/18	3,226,518	3,225,057
		6,312,423
Total Short-Term Investments
(cost $20,372,573)		20,372,981

Total Value of Securities – 100.69%
(cost $1,435,973,136)		$1,420,860,866
Liabilities Net of Receivables and Other Assets – (0.69%)		(9,757,539)
Net Assets Applicable to 146,284,593 Shares Outstanding – 100.00%		$1,411,103,327
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2018, the aggregate value of Rule 144A securities was $192,736,836, which represents 13.66% of the Series’ net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following swap contract was outstanding at March 31, 2018:

Swap Contract

CDS Contract1

Reference Obligation/		Annual		Upfront
Termination Date/	Notional	Protection		Payments	Unrealized
Payment Frequency	Amount[2]	Payments	Value	Paid (Received)	Appreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.29[4] 12/20/22 - Quarterly	42,000,000	5.00%	$(2,712,216)	$(2,773,176)	$60,960

The use of swaps contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(54,472).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BA – Bank of America
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
FHAVA – Federal Housing Administration and Veterans Administration
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
LB – Lehman Brothers
LIBOR – London Intercontinental Exchange
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR12M – ICE LIBOR USD 1 Year
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – United States Dollar
USSW5 – USD Swap Semi 30/360 5 Year
yr – Year

See accompanying notes.

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/ dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-11

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Level 2
Securities:
Assets:
Agency, Asset- & Mortgage-Backed Securities	$714,085,885
Corporate Debt	498,749,009
Foreign Debt	14,129,669
Municipal Bonds	4,372,754
US Treasury Obligations	162,392,423
Preferred Stock	6,758,145
Short-Term Investments	20,372,981
Total Value of Securities	$1,420,860,866

Derivatives:*
Liabilities:
Swap Contracts	$60,960

*Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-862 [3/18] 5/18 (491015)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.61%
Diversified REITs – 1.69%
Vornado Realty Trust	45,618	$3,070,091
Washington Real Estate Investment
Trust	141,825	3,871,823
		6,941,914
Healthcare – 3.70%
Brookdale Senior Living †	2,270,025	15,231,868
		15,231,868
Healthcare REITs – 4.69%
HCP	331,175	7,693,195
Healthcare Realty Trust	209,700	5,810,787
Sabra Health Care REIT	95,250	1,681,163
Welltower	75,625	4,116,269
		19,301,414
Hotel REITs – 6.18%
Host Hotels & Resorts	484,143	9,024,426
MGM Growth Properties	144,125	3,825,077
Park Hotels & Resorts	98,950	2,673,629
RLJ Lodging Trust	158,975	3,090,474
Sunstone Hotel Investors	447,601	6,812,487
		25,426,093
Industrial REITs – 8.59%
DCT Industrial Trust	133,941	7,546,236
Prologis	393,422	24,781,652
Rexford Industrial Realty	105,400	3,034,466
		35,362,354
Information Technology REITs – 10.26%
CoreSite Realty	8,000	802,080
Crown Castle International	98,575	10,804,806
Equinix	59,125	24,722,527
SBA Communications †	34,525	5,901,013
		42,230,426
Mall REITs – 8.69%
GGP	274,861	5,623,656
Simon Property Group	183,853	28,377,711
Taubman Centers	31,450	1,789,819
		35,791,186
Manufactured Housing REIT – 3.65%
Equity LifeStyle Properties	123,153	10,809,139
Sun Communities	46,150	4,216,725
		15,025,864
Mixed REIT – 0.71%
Liberty Property Trust	73,900	2,936,047
		2,936,047
Multifamily REITs – 17.00%
Apartment Investment & Management	170,300	6,939,725
AvalonBay Communities	97,239	15,991,926
Camden Property Trust	116,500	9,806,970
Equity Residential	150,150	9,252,243
Essex Property Trust	51,446	12,382,023
UDR	438,100	15,605,122
		69,978,009
Office REITs – 11.78%
Alexandria Real Estate Equities	80,850	10,097,357
Boston Properties	66,315	8,171,334
Brandywine Realty Trust	280,200	4,449,576
Columbia Property Trust	350,500	7,171,230
Douglas Emmett	182,400	6,705,024
Kilroy Realty	28,475	2,020,586
SL Green Realty	101,925	9,869,398
		48,484,505
Office/Industrial REITs – 2.30%
Duke Realty	357,175	9,457,994
		9,457,994
Self-Storage REITs – 7.21%
CubeSmart	303,250	8,551,650
Extra Space Storage	118,450	10,347,792
Public Storage	53,761	10,773,167
		29,672,609
Shopping Center REITs – 6.10%
Brixmor Property Group	201,225	3,068,681
Regency Centers	145,235	8,565,960
Retail Properties of America	488,800	5,699,408
Urban Edge Properties	171,330	3,657,895
Weingarten Realty Investors	146,857	4,123,745
		25,115,689
Single Tenant REITs – 3.31%
National Retail Properties	100,386	3,941,154
Spirit Realty Capital	324,500	2,518,120
STORE Capital	289,250	7,179,185
		13,638,459
Specialty REITs – 2.75%
Invitation Homes	495,750	11,317,973
		11,317,973
Total Common Stock
(cost $432,113,052)		405,912,404

	Principal
	amount°
Short-Term Investments – 2.12%
Discount Note – 0.56% ≠
Federal Home Loan Bank 0.80%
4/3/18	2,312,602	2,312,495
		2,312,495

NQ-VIP- 880 [3/18] 5/18 (490756)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.78%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $461,528 (collateralized by US
government obligations
1.50%–3.75% 11/15/18–8/15/44;
market value $470,670)	461,440	$461,440
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,384,567 (collateralized by US
government obligations
0.00%–2.875%
8/16/18–8/15/47; market value
$1,412,008)	1,384,321	1,384,321
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,361,209 (collateralized by US
government obligations
0.00%–3.625%
5/31/18–11/15/45; market value
$1,388,164)	1,360,945	1,360,945
		3,206,706
US Treasury Obligations – 0.78% ≠
US Treasury Bills
1.007% 4/5/18	1,041,603	1,041,462
1.35% 4/12/18	2,168,309	2,167,327
		3,208,789
Total Short-Term Investments
(cost $8,727,782)		8,727,990

Total Value of Securities – 100.73%
(cost $440,840,834)		414,640,394
Liabilities Net of Receivables and Other Assets – (0.73%)		(3,023,873)
Net Assets Applicable to 33,264,635 Shares Outstanding – 100.00%		$411,616,521
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-VIP- 880 [3/18] 5/18 (490756)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$405,912,404	$—	$405,912,404
Short-Term Investments	—	8,727,990	8,727,990
Total Value of Securities	$405,912,404	$8,727,990	$414,640,394

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2018, there were no Level 3 investments.

NQ-VIP- 880 [3/18] 5/18 (490756)	REIT Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [3/18] 5/18 (490756)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.84% ✧
Basic Industry – 8.91%
Berry Global Group †	492,000	$26,966,520
HB Fuller	318,200	15,824,086
Minerals Technologies	85,478	5,722,752
Olin	681,300	20,704,707
Trinseo	271,500	20,104,575
USG †	393,900	15,921,438
Venator Materials †	249,000	4,504,410
		109,748,488
Business Services – 1.18%
Deluxe	116,300	8,607,363
WESCO International †	96,000	5,956,800
		14,564,163
Capital Spending – 8.67%
Altra Industrial Motion	231,870	10,654,427
Atkore International Group †	350,200	6,951,470
EnPro Industries	108,800	8,418,944
H&E Equipment Services	296,510	11,412,670
ITT	457,600	22,413,248
KLX †	139,200	9,891,552
MasTec †	513,346	24,152,929
Primoris Services	356,200	8,897,876
Rexnord †	132,661	3,937,378
		106,730,494
Consumer Cyclical – 3.67%
Barnes Group	191,500	11,468,935
Knoll	374,693	7,565,052
Meritage Homes †	301,200	13,629,300
Standard Motor Products	104,701	4,980,627
Tenneco	136,900	7,511,703
		45,155,617
Consumer Services – 8.83%
Asbury Automotive Group †	78,300	5,285,250
Cable One	15,200	10,444,072
Cheesecake Factory	170,200	8,207,044
Choice Hotels International	170,000	13,625,500
Cinemark Holdings	201,613	7,594,762
International Speedway Class A	212,100	9,353,610
Meredith	186,050	10,009,490
Sonic	331,900	8,373,837
Steven Madden	236,200	10,369,180
Texas Roadhouse	101,800	5,882,004
UniFirst	59,200	9,569,680
Wolverine World Wide	349,300	10,094,770
		108,809,199
Consumer Staples – 2.30%
Core-Mark Holding	190,869	4,057,875
J&J Snack Foods	69,200	9,449,952
Pinnacle Foods	142,100	7,687,610
Scotts Miracle-Gro Class A	83,600	7,168,700
		28,364,137
Energy – 6.05%
Andeavor	95,721	9,625,704
Dril-Quip †	130,300	5,837,440
Helix Energy Solutions Group †	852,000	4,933,080
Oasis Petroleum †	875,100	7,088,310
Patterson-UTI Energy	765,100	13,396,901
Rowan Class A †	642,400	7,413,296
SM Energy	554,300	9,994,029
Southwest Gas Holdings	175,600	11,875,828
Whiting Petroleum †	129,825	4,393,278
		74,557,866
Financial Services – 29.13%
American Equity Investment Life
Holding	503,700	14,788,632
Bank of Hawaii	193,400	16,071,540
Bank of NT Butterfield & Son	70,100	3,146,088
Boston Private Financial Holdings	641,900	9,660,595
Community Bank System	229,100	12,270,596
East West Bancorp	633,036	39,590,071
First Financial Bancorp	533,200	15,649,420
First Interstate BancSystem	262,200	10,370,010
First Midwest Bancorp	525,700	12,926,963
Great Western Bancorp	426,200	17,163,074
Hancock Holding	482,400	24,940,080
Hanover Insurance Group	147,700	17,412,353
Independent Bank	52,700	3,770,685
Infinity Property & Casualty	40,300	4,771,520
Legg Mason	199,500	8,109,675
Main Street Capital (BDC)	188,800	6,966,720
NBT Bancorp	286,900	10,179,212
Prosperity Bancshares	188,200	13,668,966
S&T Bancorp	227,642	9,092,021
Selective Insurance Group	400,100	24,286,070
Stifel Financial	281,800	16,691,014
Umpqua Holdings	729,300	15,614,313
Valley National Bancorp	1,162,100	14,479,766
Webster Financial	445,600	24,686,240
WesBanco	294,700	12,465,810
		358,771,434
Healthcare – 4.15%
Catalent †	141,700	5,818,202
Haemonetics †	111,800	8,179,288
Halyard Health †	201,700	9,294,336
Service Corp. International	213,200	8,046,168
STERIS	161,698	15,096,125
Teleflex	18,200	4,640,636
		51,074,755
Real Estate – 7.64%
Brandywine Realty Trust	843,033	13,387,364
Education Realty Trust	193,700	6,343,675
Healthcare Realty Trust	322,600	8,939,246
Highwoods Properties	271,500	11,897,130
Lexington Realty Trust	1,052,100	8,280,027
Life Storage	104,000	8,686,080
Outfront Media	564,700	10,582,478

NQ-VIP- 884 [3/18] 5/18 (491007)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock ✧ (continued)
Real Estate (continued)
Ramco-Gershenson Properties Trust	573,600	$7,089,696
Summit Hotel Properties	661,900	9,008,459
Washington Real Estate Investment
Trust	362,400	9,893,520
		94,107,675
Technology – 13.62%
Cirrus Logic †	150,700	6,122,941
CommScope Holding †	420,645	16,813,181
MaxLinear Class A †	308,500	7,018,375
NCR †	213,968	6,744,271
NetScout Systems †	302,963	7,983,075
ON Semiconductor †	631,900	15,456,274
PTC †	103,000	8,035,030
Super Micro Computer †	383,300	6,516,100
Synopsys †	314,200	26,154,008
Tech Data †	132,129	11,248,142
Teradyne	398,300	18,206,293
Tower Semiconductor †	432,700	11,643,957
TTM Technologies †	442,712	6,769,066
Viavi Solutions †	536,600	5,215,752
Vishay Intertechnology	745,700	13,870,020
		167,796,485
Transportation – 2.18%
Kirby †	84,900	6,533,055
Saia †	110,150	8,277,773
Werner Enterprises	330,000	12,045,000
		26,855,828
Utilities – 2.51%
ALLETE	119,700	8,648,326
Black Hills	203,100	11,028,330
El Paso Electric	220,800	11,260,800
		30,937,456
Total Common Stock
(cost $825,154,439)		1,217,473,597

	Principal amount°
Short-Term Investments – 1.01%
Discount Note – 0.21% ≠
Federal Home Loan Bank 0.80%
4/3/18	2,540,029	2,539,912
		2,539,912
Repurchase Agreements – 0.49%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $865,148 (collateralized by US
government obligations
1.50%–3.75% 11/15/18–8/15/44;
market value $882,284)	864,983	864,983
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $2,595,411 (collateralized by US
government obligations
0.00%–2.875%
8/16/18–8/15/47; market value
$2,646,849)	2,594,950	2,594,950
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $2,551,626 (collateralized by US
government obligations
0.00%–3.625%
5/31/18–11/15/45; market value
$2,602,153)	2,551,130	2,551,130
		6,011,063
US Treasury Obligations – 0.31% ≠
US Treasury Bills
1.007% 4/5/18	1,952,515	1,952,251
1.35% 4/12/18	1,894,851	1,893,993
		3,846,244
Total Short-Term Investments
(cost $12,396,981)		12,397,219

Total Value of Securities – 99.85%
(cost $837,551,420)	1,229,870,816
Receivables and Other Assets Net of Liabilities – 0.15%	1,866,544
Net Assets Applicable to 29,803,955 Shares Outstanding – 100.00%	$1,231,737,360
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

BDC – Business Development Corporation

See accompanying notes.

NQ-VIP- 884 [3/18] 5/18 (491007)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,217,473,597	$—	$1,217,473,597
Short-Term Investments	—	12,397,219	12,397,219
Total Value of Securities	$1,217,473,597	$12,397,219	$1,229,870,816

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2018, there were no Level 3 investments.

NQ-VIP- 884 [3/18] 5/18 (491007)	Small Cap Value Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [3/18] 5/18 (491007)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 100.13% ✧
Consumer Discretionary – 18.12%
Dollar General	127,896	$11,964,671
Domino’s Pizza	37,453	8,747,523
eBay †	346,232	13,932,376
Liberty Global Class A †	81,168	2,541,370
Liberty Global Class C †	353,025	10,742,551
Liberty Interactive Corp. QVC Group
Class A †	413,766	10,414,490
TripAdvisor †	219,562	8,977,890
		67,320,871
Financial Services – 34.21%
Charles Schwab	255,624	13,348,685
CME Group	56,568	9,149,308
Crown Castle International	121,519	13,319,698
Equinix	16,523	6,908,927
Intercontinental Exchange	185,684	13,465,804
Mastercard Class A	122,153	21,396,319
PayPal Holdings †	344,718	26,153,755
Visa Class A	195,167	23,345,876
		127,088,372
Healthcare – 15.79%
Allergan	54,475	9,167,598
Biogen †	45,201	12,376,938
DENTSPLY SIRONA	173,650	8,736,331
Illumina †	31,971	7,558,584
IQVIA Holdings †	138,378	13,576,266
UnitedHealth Group	33,888	7,252,032
		58,667,749
Industrials – 4.02%
FedEx	62,220	14,939,644
		14,939,644
Technology – 27.99%
Alphabet Class A †	13,843	14,357,129
Alphabet Class C †	6,779	6,994,504
Applied Materials	220,109	12,240,261
Arista Networks †	31,971	8,162,196
ASML Holding (New York Shares)	34,893	6,928,354
Electronic Arts †	87,314	10,585,949
Microsoft	272,025	24,827,722
Symantec	291,491	7,535,042
Take-Two Interactive Software †	126,401	12,359,491
		103,990,648
Total Common Stock
(cost $266,803,820)		372,007,284

	Principal
	amount°
Short-Term Investments – 1.43%
Discount Note – 0.45% ≠
Federal Home Loan Bank 0.80% 4/3/18	1,679,855	1,679,778
		1,679,778
Repurchase Agreements – 0.46%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be repurchased
on 4/2/18, repurchase price $243,802
(collateralized by US government
obligations 1.50%-3.75%
11/15/18-8/15/44; market value $248,631).	243,755	243,755
Bank of Montreal
1.60%, dated 3/29/18, to be repurchased
on 4/2/18, repurchase price $731,396
(collateralized by US government
obligations 0.00%-2.875%
8/16/18-8/15/47; market value $745,891)	731,266	731,266
BNP Paribas
1.75%, dated 3/29/18, to be repurchased
on 4/2/18, repurchase price $719,057
(collateralized by US government
obligations 0.00%-3.625%
5/31/18-11/15/45; market value $733,296).	718,917	718,917
		1,693,938
US Treasury Obligations – 0.52% ≠
US Treasury Bills
1.007% 4/5/18	550,225	550,150
1.35% 4/12/18	1,379,028	1,378,404
		1,928,554
Total Short-Term Investments
(cost $5,302,133)		5,302,270

Total Value of Securities – 101.56%
(cost $272,105,953)	377,309,554
Liabilities Net of Receivables and Other Assets – (1.56%)	(5,808,822)
Net Assets Applicable to 33,235,498 Shares Outstanding – 100.00%	$371,500,732

NQ-VIP- 888 [3/18] 5/18 (490601)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)

____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP- 888 [3/18] 5/18 (490601)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$372,007,284	$—	$372,007,284
Short-Term Investments	—	5,302,270	5,302,270
Total Value of Securities	$372,007,284	$5,302,270	$377,309,554

NQ-VIP- 888 [3/18] 5/18 (490601)	U.S. Growth Series-3

(Unaudited)

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [3/18] 5/18 (490601)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value
Series Schedule of investments
March 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.81%
Consumer Discretionary – 5.82%
Dollar Tree †	234,400	$22,244,560
Lowe’s	260,800	22,885,200
		45,129,760
Consumer Staples – 8.60%
Archer-Daniels-Midland	550,200	23,862,174
CVS Health	296,300	18,432,823
Mondelez International	583,100	24,332,763
		66,627,760
Energy – 15.38%
Chevron	205,500	23,435,220
ConocoPhillips	448,400	26,585,636
Halliburton	491,300	23,061,622
Marathon Oil	1,461,657	23,576,527
Occidental Petroleum	346,500	22,508,640
		119,167,645
Financials – 12.29%
Allstate	240,500	22,799,400
Bank of New York Mellon	451,400	23,260,642
BB&T	478,800	24,916,752
Marsh & McLennan	293,700	24,256,683
		95,233,477
Healthcare – 20.33%
Abbott Laboratories	403,000	24,147,760
Cardinal Health	350,500	21,969,340
Express Scripts Holding †	311,450	21,514,966
Johnson & Johnson	178,200	22,836,330
Merck & Co.	369,800	20,143,006
Pfizer	690,941	24,521,496
Quest Diagnostics	223,500	22,417,050
		157,549,948
Industrials – 9.90%
Northrop Grumman	74,300	25,939,616
Raytheon	121,500	26,222,130
Waste Management	291,400	24,512,568
		76,674,314
Information Technology – 12.53%
CA	727,216	24,652,622
Cisco Systems	587,800	25,210,742
Intel	499,600	26,019,168
Oracle	464,000	21,228,000
		97,110,532
Materials – 2.81%
DowDuPont	342,156	21,798,759
		21,798,759
Real Estate – 2.76%
Equity Residential	346,800	21,369,816
		21,369,816
Telecommunications – 5.95%
AT&T	647,124	23,069,971
Verizon Communications	481,800	23,039,676
		46,109,647
Utilities – 2.44%
Edison International	297,500	18,938,850
		18,938,850
Total Common Stock
(cost $453,944,771)		765,710,508

	Principal
	amount°
Short-Term Investments – 1.08%
Discount Note – 0.21% ≠
Federal Home Loan Bank 0.80%
4/3/18	1,585,896	1,585,823
		1,585,823
Repurchase Agreements – 0.52%
Bank of America Merrill Lynch
1.71%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $582,886 (collateralized by US
government obligations
1.50%-3.75% 11/15/18-8/15/44;
market value $594,431)	582,775	582,775
Bank of Montreal
1.60%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,748,636 (collateralized by US
government obligations
0.00%-2.875%
8/16/18-8/15/47; market value
$1,783,291)	1,748,325	1,748,325
BNP Paribas
1.75%, dated 3/29/18, to be
repurchased on 4/2/18, repurchase
price $1,719,136 (collateralized by US
government obligations
0.00%-3.625%
5/31/18-11/15/45; market value
$1,753,178)	1,718,801	1,718,801
		4,049,901

NQ-VIP- 872 [3/18] 5/18 (490971)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligations – 0.35% ≠
US Treasury Bills
1.007% 4/5/18	1,315,489	$1,315,312
1.35% 4/12/18	1,415,476	1,414,834
		2,730,146
Total Short-Term Investments
(cost $8,365,710)		8,365,870

Total Value of Securities – 99.89%
(cost $462,310,481)		$774,076,378
Receivables and Other Assets Net of Liabilities – 0.11%		874,313
Net Assets Applicable to 24,853,465 Shares Outstanding – 100.00%		$774,950,691
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-VIP- 872 [3/18] 5/18 (490971)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
March 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware VIP® Trust (Trust) - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end, Dec. 31, 2017.

Security Valuation— Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$765,710,508	$—	$765,710,508
Short-Term Investments	—	8,365,870	8,365,870
Total Value of Securities	$765,710,508	$8,365,870	$774,076,378

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2018 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [3/18] 5/18 (490971)	Value Series-3

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: